UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number File No. 811-08961

TIAA-CREF LIFE FUNDS

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Stewart P. Greene, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2007

Item 1. Schedule of Investments.

TIAA-CREF LIFE FUNDS - Growth Equity Fund

TIAA-CREF LIFE FUNDS

GROWTH EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.48%
AMUSEMENT AND RECREATION SERVICES - 0.54%
8,269	e*	Activision, Inc	$156,615

		TOTAL AMUSEMENT AND RECREATION SERVICES	156,615

APPAREL AND OTHER TEXTILE PRODUCTS - 0.89%
2,914	e	Polo Ralph Lauren Corp	256,869

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	256,869

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.99%
9,126	e	Lowe’s Cos, Inc	287,378

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	287,378

BUSINESS SERVICES - 13.69%
14,362	e*	Adobe Systems, Inc	598,895
783	e*	Cognizant Technology Solutions Corp (Class A)	69,115
10,992	*	eBay, Inc	364,385
6,924	e*	Electronic Arts, Inc	348,693
1,406	*	Google, Inc (Class A)	644,173
8,181	e*	Juniper Networks, Inc	161,002
24,102		Microsoft Corp	671,723
3,467	e	Omnicom Group, Inc	354,951
8,300	e*	Oracle Corp	150,479
19,418	*	Yahoo!, Inc	607,589

		TOTAL BUSINESS SERVICES	3,971,005

CHEMICALS AND ALLIED PRODUCTS - 14.42%
12,373		Abbott Laboratories	690,413
1,984	e*	Amgen, Inc	110,866
3,500		Colgate-Palmolive Co	233,765
4,345		Eli Lilly & Co	233,370
4,569	*	Genentech, Inc	375,206
6,680	e*	Gilead Sciences, Inc	511,020
5,973	*	Keryx Biopharmaceuticals, Inc	62,836
3,924		Merck & Co, Inc	173,323
8,953	e	Monsanto Co	492,057
2,580		Novartis AG.	147,987
5,170		Procter & Gamble Co	326,537
1,806		Roche Holding AG.	319,541
6,293	e	Schering-Plough Corp	160,534
9,200		Teva Pharmaceutical Industries Ltd (ADR)	344,356

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,181,811

COMMUNICATIONS - 2.86%
5,619	e	America Movil S.A. de C.V.(Series L) (ADR)	268,532
5,899		AT&T, Inc	232,598
7,508	*	Comcast Corp (Class A)	194,833
4,488		Grupo Televisa S.A. (ADR)	133,742

		TOTAL COMMUNICATIONS	829,705

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

DEPOSITORY INSTITUTIONS - 0.70%
5,900	e	Wells Fargo & Co	$203,137

		TOTAL DEPOSITORY INSTITUTIONS	203,137

ELECTRIC, GAS, AND SANITARY SERVICES - 0.84%
8,327	e	Fortum Oyj	242,828

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	242,828

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 16.12%
7,642	*	Apple Computer, Inc	710,018
35,702	*	Cisco Systems, Inc	911,472
7,532	e	Cooper Industries Ltd (Class A)	338,865
11,598	e	Emerson Electric Co	499,758
6,199		Intel Corp	118,587
13,852	e*	Marvell Technology Group Ltd	232,852
5,183	e	Maxim Integrated Products, Inc	152,380
3,255	e*	MEMC Electronic Materials, Inc	197,188
9,647		National Semiconductor Corp	232,879
5,849	*	Network Appliance, Inc	213,605
2,567	*	Nvidia Corp	73,878
4,000	*	Polycom, Inc	133,320
18,339		Qualcomm, Inc	782,342
2,560		Texas Instruments, Inc	77,056

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	4,674,200

ENGINEERING AND MANAGEMENT SERVICES - 1.93%
4,328	*	Celgene Corp	227,047
2,148	e	Fluor Corp	192,719
3,696	e	Paychex, Inc	139,968

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	559,734

FOOD AND KINDRED PRODUCTS - 2.74%
12,521		PepsiCo, Inc	795,835

		TOTAL FOOD AND KINDRED PRODUCTS	795,835

FURNITURE AND HOME FURNISHINGS STORES - 0.86%
7,614	e*	GameStop Corp (Class A)	247,988

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	247,988

GENERAL MERCHANDISE STORES - 2.03%
9,229		Target Corp	546,911
872		Wal-Mart Stores, Inc	40,940

		TOTAL GENERAL MERCHANDISE STORES	587,851

HEALTH SERVICES - 1.78%
3,624	e	McKesson Corp	212,149
4,177	e*	Medco Health Solutions, Inc	302,958

		TOTAL HEALTH SERVICES	515,107

HOLDING AND OTHER INVESTMENT OFFICES - 1.04%
1,304		Alcon, Inc	171,893
83	e	Hugoton Royalty Trust	2,090
2,300		iShares Russell 1000 Growth Index Fund	127,995

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	301,978

HOTELS AND OTHER LODGING PLACES - 2.44%
13,080	e	Hilton Hotels Corp	470,357

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

3,654		Starwood Hotels & Resorts Worldwide, Inc	$236,962

		TOTAL HOTELS AND OTHER LODGING PLACES	707,319

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.54%
2,180	*	Alstom	282,915
4,725	*	Dell, Inc	109,667
8,257		General Electric Co	291,967
12,827		Hewlett-Packard Co	514,876
803	e	International Business Machines Corp	75,691
8,242	e	International Game Technology	332,812

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,607,928

INSTRUMENTS AND RELATED PRODUCTS - 2.97%
5,401		Johnson & Johnson	325,464
3,050		Medtronic, Inc	149,633
4,523	e*	Zimmer Holdings, Inc	386,309

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	861,406

INSURANCE CARRIERS - 1.92%
5,085		Aetna, Inc	222,672
3,869	e	American International Group, Inc	260,074
3,344	e	Progressive Corp	72,966

		TOTAL INSURANCE CARRIERS	555,712

LEATHER AND LEATHER PRODUCTS - 1.75%
10,153	*	Coach, Inc	508,158

		TOTAL LEATHER AND LEATHER PRODUCTS	508,158

METAL MINING - 0.98%
5,420		Anglo American plc	285,521

		TOTAL METAL MINING	285,521

MISCELLANEOUS RETAIL - 3.20%
5,175	e	Best Buy Co, Inc	252,126
8,500	e	CVS Corp	290,190
14,922	e	Staples, Inc	385,584

		TOTAL MISCELLANEOUS RETAIL	927,900

MOTION PICTURES - 0.33%
651	*	National CineMedia, Inc	17,382
2,259		Walt Disney Co	77,777

		TOTAL MOTION PICTURES	95,159

NONDEPOSITORY INSTITUTIONS - 2.04%
10,499		American Express Co	592,144

		TOTAL NONDEPOSITORY INSTITUTIONS	592,144

OIL AND GAS EXTRACTION - 2.75%
1,172	*	National Oilwell Varco, Inc	91,170
2,977		Schlumberger Ltd	205,711
9,132	e	XTO Energy, Inc	500,525

		TOTAL OIL AND GAS EXTRACTION	797,406

TIAA-CREF LIFE FUNDS - Growth Equity Fund

SHARES		COMPANY	VALUE

PETROLEUM AND COAL PRODUCTS - 0.91%
1,689	e	Apache Corp	$119,412
1,880	*	Suncor Energy, Inc	143,538

		TOTAL PETROLEUM AND COAL PRODUCTS	262,950

PRIMARY METAL INDUSTRIES - 0.91%
11,785		BHP Billiton plc	262,755

		TOTAL PRIMARY METAL INDUSTRIES	262,755

RAILROAD TRANSPORTATION - 0.47%
3,424		CSX Corp	137,131

		TOTAL RAILROAD TRANSPORTATION	137,131

SECURITY AND COMMODITY BROKERS - 4.67%
29,828	e	Charles Schwab Corp	545,554
289		Chicago Mercantile Exchange Holdings, Inc	153,881
1,772		Goldman Sachs Group, Inc	366,148
3,531	e	Merrill Lynch & Co, Inc	288,377

		TOTAL SECURITY AND COMMODITY BROKERS	1,353,960

TOBACCO PRODUCTS - 0.52%
1,709		Altria Group, Inc	150,067

		TOTAL TOBACCO PRODUCTS	150,067

TRANSPORTATION EQUIPMENT - 5.67%
7,571		Boeing Co	673,138
5,578	e	ITT Industries, Inc	336,465
9,764		United Technologies Corp	634,660

		TOTAL TRANSPORTATION EQUIPMENT	1,644,263

TRANSPORTATION SERVICES - 0.70%
1,480	e	CH Robinson Worldwide, Inc	70,670
5,400		UTI Worldwide, Inc	132,732

		TOTAL TRANSPORTATION SERVICES	203,402

TRUCKING AND WAREHOUSING - 0.28%
1,171		United Parcel Service, Inc (Class B)	82,087

		TOTAL TRUCKING AND WAREHOUSING	82,087

		TOTAL COMMON STOCKS (Cost $26,616,526)	28,847,309

TIAA-CREF LIFE FUNDS - Growth Equity Fund

PRINCIPAL	ISSUER	VALUE

SHORT-TERM INVESTMENTS - 26.18%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 26.18%
$7,593,904	State Street Navigator Securities Lending Prime Portfolio	$7,593,904

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,593,904)	7,593,904

	TOTAL PORTFOLIO - 125.66% (Cost $34,210,430)	36,441,213
	OTHER ASSETS & LIABILITIES, NET - (25.66)%	(7,442,409)

	NET ASSETS - 100.00%	$28,998,804

*	Non-income producing
e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

TIAA-CREF LIFE FUNDS - Growth & Income Fund

TIAA-CREF LIFE FUNDS

GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.22%
AMUSEMENT AND RECREATION SERVICES - 1.57%
18,213	e*	Activision, Inc	$344,954
1,000		Nintendo Co Ltd	290,648
7,814	e*	Penn National Gaming, Inc	331,470

		TOTAL AMUSEMENT AND RECREATION SERVICES	967,072

APPAREL AND ACCESSORY STORES - 0.43%
6,575	e*	J Crew Group, Inc	264,118

		TOTAL APPAREL AND ACCESSORY STORES	264,118

APPAREL AND OTHER TEXTILE PRODUCTS - 0.38%
5,464	e	Liz Claiborne, Inc	234,132

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	234,132

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.35%
5,885	e	Home Depot, Inc	216,215

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	216,215

BUSINESS SERVICES - 5.40%
8,770	e*	Adobe Systems, Inc	365,709
3,436	e*	Akamai Technologies, Inc	171,525
20,927	*	BEA Systems, Inc	242,544
2,000		Ctrip.com International Ltd	133,970
1,001	*	Google, Inc (Class A)	458,618
7,808	e*	Iron Mountain, Inc	204,023
41,876		Microsoft Corp	1,167,084
17,553		WPP Group plc	265,970
10,152	e*	Yahoo!, Inc	317,656

		TOTAL BUSINESS SERVICES	3,327,099

CHEMICALS AND ALLIED PRODUCTS - 14.44%
16,862		Abbott Laboratories	940,900
7,599	e	Air Products & Chemicals, Inc	562,022
3,940	e*	Amgen, Inc	220,167
5,055		Bayer AG.	323,049
8,376		Bristol-Myers Squibb Co	232,518
5,797	e*	Chattem, Inc	341,675
8,409		Colgate-Palmolive Co	561,637
6,932		Du Pont (E.I.) de Nemours & Co	342,649
6,350	*	Genzyme Corp	381,127
8,202	e*	Gilead Sciences, Inc	627,453
21,219		Merck & Co, Inc	937,243
7,249		Monsanto Co	398,405
11,926	e*	Mosaic Co	317,947
6,686		Novartis AG. (ADR)	365,256
3,400		PPG Industries, Inc	239,054
11,075		Procter & Gamble Co	699,497
22,139	e	Schering-Plough Corp	564,766
9,962		Unilever plc	300,132
4,875	e*	Vertex Pharmaceuticals, Inc	136,695
7,991		Wyeth	399,790

		TOTAL CHEMICALS AND ALLIED PRODUCTS	8,891,982

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

COMMUNICATIONS - 2.71%
5,143	e	America Movil S.A. de C.V.(Series L) (ADR)	$245,784
29,307		AT&T, Inc	1,155,575
7,097		Verizon Communications, Inc	269,118

		TOTAL COMMUNICATIONS	1,670,477

DEPOSITORY INSTITUTIONS - 9.31%
16,185		Bank of America Corp	825,759
16,666		Citigroup, Inc	855,632
2,838	e	First Horizon National Corp	117,862
24,642		JPMorgan Chase & Co	1,192,180
10,261	e	Northern Trust Corp	617,097
8,812	e	SunTrust Banks, Inc	731,748
14,766	e	US Bancorp	516,367
25,451	e	Wells Fargo & Co	876,278

		TOTAL DEPOSITORY INSTITUTIONS	5,732,923

EATING AND DRINKING PLACES - 1.50%
2,757	e*	Chipotle Mexican Grill, Inc (Class A)	171,210
7,573	e	Darden Restaurants, Inc	311,932
9,790		McDonald’s Corp	441,040

		TOTAL EATING AND DRINKING PLACES	924,182

ELECTRIC, GAS, AND SANITARY SERVICES - 2.79%
10,589	e	American Electric Power Co, Inc	516,214
12,033	e	CMS Energy Corp	214,187
6,776	e	Constellation Energy Group, Inc	589,173
12,750	e	DPL, Inc	396,398

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	1,715,972

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 11.64%
16,575	e*	Agere Systems, Inc	374,927
6,881	*	Apple Computer, Inc	639,314
12,850	*	Broadcom Corp (Class A)	412,100
51,810	*	Cisco Systems, Inc	1,322,709
14,949		Emerson Electric Co	644,152
6,728	e*	First Solar, Inc	349,923
7,169		Gamesa Corp Tecnologica S.A.	259,528
17,263		Honeywell International, Inc	795,134
29,809		Intel Corp	570,246
3,705	e	L-3 Communications Holdings, Inc	324,076
4,600	e	Maxim Integrated Products, Inc	135,240
10,200		Motorola, Inc	180,234
7,195	e*	Network Appliance, Inc	262,761
6,010	*	Nvidia Corp	172,968
17,077		Qualcomm, Inc	728,505

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	7,171,817

FOOD AND KINDRED PRODUCTS - 3.14%
7,372		Coca-Cola Co	353,856
2,132		Groupe Danone	348,313
5,173	e	Hershey Co	282,756
14,971		PepsiCo, Inc	951,557

		TOTAL FOOD AND KINDRED PRODUCTS	1,936,482

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

GENERAL MERCHANDISE STORES - 2.31%
15,667	e	Saks, Inc	$326,500
8,622		Target Corp	510,940
13,708	e	TJX Cos, Inc	369,568
4,528		Wal-Mart Stores, Inc	212,590

		TOTAL GENERAL MERCHANDISE STORES	1,419,598

HEALTH SERVICES - 0.95%
8,032	e*	Medco Health Solutions, Inc	582,561

		TOTAL HEALTH SERVICES	582,561

HOLDING AND OTHER INVESTMENT OFFICES - 0.37%
1,600		SPDR Trust Series 1	227,200

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	227,200

HOTELS AND OTHER LODGING PLACES - 1.36%
4,648		Accor S.A.	444,192
6,522	e	Orient-Express Hotels Ltd (Class A)	390,146

		TOTAL HOTELS AND OTHER LODGING PLACES	834,338

INDUSTRIAL MACHINERY AND EQUIPMENT - 8.42%
4,428	*	Alstom	574,654
4,454	e	Deere & Co	483,883
55,444		General Electric Co	1,960,500
28,119		Hewlett-Packard Co	1,128,697
7,819	e	International Business Machines Corp	737,019
7,500		International Game Technology	302,850

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,187,603

INSTRUMENTS AND RELATED PRODUCTS - 1.16%
5,355	e*	Millipore Corp	388,077
7,024	e*	Thermo Electron Corp	328,372

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	716,449

INSURANCE AGENTS, BROKERS AND SERVICE - 0.90%
5,806		Hartford Financial Services Group, Inc	554,937

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	554,937

INSURANCE CARRIERS - 3.59%
12,586		ACE Ltd	718,157
6,251		Aflac, Inc	294,172
15,947		American International Group, Inc	1,071,957
6,433	*	Employers Holdings, Inc	128,789

		TOTAL INSURANCE CARRIERS	2,213,075

METAL MINING - 0.70%
8,191		Anglo American plc	431,496

		TOTAL METAL MINING	431,496

MISCELLANEOUS RETAIL - 0.25%
2,913	e*	Nutri/System, Inc	152,670

		TOTAL MISCELLANEOUS RETAIL	152,670

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

MOTION PICTURES - 2.96%
8,105	e*	DreamWorks Animation SKG, Inc (Class A)	$247,851
30,179	e	News Corp (Class A)	697,738
11,194	e	Regal Entertainment Group (Class A)	222,425
7,309	*	Viacom, Inc (Class B)	300,473
10,337		Walt Disney Co	355,903

		TOTAL MOTION PICTURES	1,824,390

NONDEPOSITORY INSTITUTIONS - 2.11%
13,138		American Express Co	740,983
10,194	e	Fannie Mae	556,389

		TOTAL NONDEPOSITORY INSTITUTIONS	1,297,372

OIL AND GAS EXTRACTION - 2.75%
6,271	e*	Cameron International Corp	393,756
7,900	*	Pride International, Inc	237,790
11,620		Schlumberger Ltd	802,942
5,400	e	Smith International, Inc	259,470

		TOTAL OIL AND GAS EXTRACTION	1,693,958

PETROLEUM AND COAL PRODUCTS - 7.14%
4,200	e	Cabot Oil & Gas Corp	282,744
7,281	e	Devon Energy Corp	503,991
31,490	e	Exxon Mobil Corp	2,375,921
4,374	e	Marathon Oil Corp	432,282
6,247	e	Noble Energy, Inc	372,634
1,283		Petroleo Brasileiro S.A. (ADR)	127,671
4,282		Sunoco, Inc	301,624

		TOTAL PETROLEUM AND COAL PRODUCTS	4,396,867

REAL ESTATE - 0.20%
8,500		Urban Corp	124,860

		TOTAL REAL ESTATE	124,860

SECURITY AND COMMODITY BROKERS - 3.24%
3,575	e	AllianceBernstein Holding LP	316,388
2,881		Bear Stearns Cos, Inc	433,158
8,598	e	Lazard Ltd (Class A)	431,448
10,310		Morgan Stanley	812,016

		TOTAL SECURITY AND COMMODITY BROKERS	1,993,010

TOBACCO PRODUCTS - 3.62%
25,424		Altria Group, Inc	2,232,481

		TOTAL TOBACCO PRODUCTS	2,232,481

TRANSPORTATION EQUIPMENT - 3.13%
9,797		Boeing Co	871,051
8,267	e	ITT Industries, Inc	498,665
2,170		Lockheed Martin Corp	210,533
924		Raytheon Co	48,473
4,629		United Technologies Corp	300,885

		TOTAL TRANSPORTATION EQUIPMENT	1,929,607

TIAA-CREF LIFE FUNDS - Growth & Income Fund

SHARES	COMPANY	VALUE

TRANSPORTATION SERVICES - 0.40%
10,119	UTI Worldwide, Inc	$248,725

	TOTAL TRANSPORTATION SERVICES	248,725

	TOTAL COMMON STOCKS (Cost $52,020,741)	61,113,668

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 26.16%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.19%
$ 120,000	Federal Home Loan Bank, 4.900%, 04/02/07	119,951

	TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	119,951

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 25.97%
15,993,850	State Street Navigator Securities Lending Prime Portfolio	15,993,850

	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	15,993,850

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,113,834)	16,113,801

	TOTAL PORTFOLIO - 125.38% (Cost - $68,134,575)	77,227,469
	OTHER ASSETS & LIABILITIES, NET - (25.38)%	(15,630,360)

	NET ASSETS - 100.00%	$61,597,109

*	Non-income producing

e	All or a portion of these securities are out on loan.

ABBREVIATION:

ADR - American Depositary Receipt

SPDR - Standard & Poor’s Depository Receipts

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.76%
AMUSEMENT AND RECREATION SERVICES - 0.15%
500		Nintendo Co Ltd	$145,324
300		Oriental Land Co Ltd	17,846
700		Sega Sammy Holdings, Inc	16,336

		TOTAL AMUSEMENT AND RECREATION SERVICES	179,506

APPAREL AND ACCESSORY STORES - 0.02%
300		Fast Retailing Co Ltd	23,294

		TOTAL APPAREL AND ACCESSORY STORES	23,294

APPAREL AND OTHER TEXTILE PRODUCTS - 0.02%
2,000		Mitsubishi Rayon Co Ltd	13,323
100		Shimamura Co Ltd	10,998

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	24,321

AUTO REPAIR, SERVICES AND PARKING - 0.04%
800		Aisin Seiki Co Ltd	28,038
600		NOK Corp	10,209
700		Sumitomo Rubber Industries, Inc	7,669

		TOTAL AUTO REPAIR, SERVICES AND PARKING	45,916

BUSINESS SERVICES - 1.03%
9,113		Adecco S.A.	578,585
300		CSK Holdings Corp	12,576
500	e*	Elpida Memory, Inc	19,391
7,000		Fujitsu Ltd	46,631
500		Konami Corp	13,366
8,000		NEC Corp	42,906
500		Nomura Research Institute Ltd	14,723
27		NTT Data Corp	137,245
500		Trend Micro, Inc	13,663
23,669		WPP Group plc	358,642
86	*	Yahoo! Japan Corp	29,667

		TOTAL BUSINESS SERVICES	1,267,395

CHEMICALS AND ALLIED PRODUCTS - 12.01%
104	*	Arkema	5,963
6,000		Asahi Kasei Corp	43,686
172,794		Bayer AG.	11,042,714
1,200		Chugai Pharmaceutical Co Ltd	30,346
800		CSL Ltd	53,317
1,000		Daicel Chemical Industries Ltd	6,831
65,400		Daiichi Sankyo Co Ltd	2,003,513
3,000		Dainippon Ink and Chemicals, Inc	11,914
1,100		Eisai Co Ltd	52,741
500		Hitachi Chemical Co Ltd	11,753
2,000		Kao Corp	58,554
2,650		Kuraray Co Ltd	28,627
1,000		Kyowa Hakko Kogyo Co Ltd	9,250
700		Mediceo Paltac Holdings Co Ltd	13,336
4,500		Mitsubishi Chemical Holdings Corp	38,302
2,000		Mitsubishi Gas Chemical Co, Inc	19,179
17,419		Reckitt Benckiser plc	906,993
4,250		Shin-Etsu Chemical Co Ltd	259,313

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

1,000		Shionogi & Co Ltd	$17,991
1,000		Shiseido Co Ltd	20,324
5,000		Showa Denko KK	18,797
6,000		Sumitomo Chemical Co Ltd	45,316
1,000		Taiyo Nippon Sanso Corp	9,029
1,000		Tanabe Seiyaku Co Ltd	13,603
1,000		Tokuyama Corp	17,481
6,000		Toray Industries, Inc	43,381
2,000		Tosoh Corp	10,302

		TOTAL CHEMICALS AND ALLIED PRODUCTS	14,792,556

COAL MINING - 1.21%
1,394,700	*	China Coal Energy Co	1,490,465

		TOTAL COAL MINING	1,490,465

COMMUNICATIONS - 0.94%
2,880		News Corp (Class B)	70,838
31		Nippon Telegraph & Telephone Corp	163,892
86		NTT DoCoMo, Inc	159,097
41,871		Royal KPN NV	652,181
30,000		Singapore Telecommunications Ltd	64,858
12,400		Telstra Corp Ltd	46,753

		TOTAL COMMUNICATIONS	1,157,619

DEPOSITORY INSTITUTIONS - 6.36%
8,000		Australia & New Zealand Banking Group Ltd	192,242
1,000		Bank of Kyoto Ltd	11,482
16,000		BOC Hong Kong Holdings Ltd	38,784
5,500		Commonwealth Bank of Australia	223,660
5,017		DBS Group Holdings Ltd	70,767
3,000	v	Fukuoka Financial Group, Inc	24,211
3,300		Hang Seng Bank Ltd	46,880
12,558		Julius Baer Holding AG.	1,713,465
6,950		National Australia Bank Ltd	227,179
3,000		Nishi-Nippon City Bank Ltd	13,315
74,204		Nordea Bank AB	1,184,875
10,000		Oversea-Chinese Banking Corp	59,322
654	e	Resona Holdings, Inc	1,759,318
1		Sapporo Hokuyo Holdings, Inc	10,014
8,188		Societe Generale	1,415,036
53		Sumitomo Mitsui Financial Group, Inc	481,246
1,000		Suruga Bank Ltd	13,035
5,000		United Overseas Bank Ltd	69,209
7,900		Westpac Banking Corp	168,426
32,315	*	Yes Bank Ltd	104,086

		TOTAL DEPOSITORY INSTITUTIONS	7,826,552

EDUCATIONAL SERVICES - 0.01%
300		Benesse Corp	11,151

		TOTAL EDUCATIONAL SERVICES	11,151

ELECTRIC, GAS, AND SANITARY SERVICES - 3.55%
2,800		Chubu Electric Power Co, Inc	96,232
8,000		CLP Holdings Ltd	58,412
700		Electric Power Development Co	35,226
126,900	e	Fortum Oyj	3,700,593
700		Hokkaido Electric Power Co, Inc	18,593
3,400		Kansai Electric Power Co, Inc	97,811

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

1,600		Kyushu Electric Power Co, Inc	$45,485
8,000		Osaka Gas Co Ltd	31,025
2,700	*	Sojitz Holdings Corp	11,250
1,800		Tohoku Electric Power Co, Inc	45,672
5,200		Tokyo Electric Power Co, Inc	177,834
9,000		Tokyo Gas Co Ltd	50,178

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	4,368,311

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 2.15%
700		Alps Electric Co Ltd	8,198
1,000		Dainippon Screen Manufacturing Co Ltd	7,561
1,150		Fanuc Ltd	107,056
2,000		Fuji Electric Holdings Co Ltd	9,284
258		Hitachi High-Technologies Corp	7,050
36,600		Hoya Corp	1,214,409
600		Ibiden Co Ltd	31,110
2,390		Kyocera Corp	225,330
7,000		Matsushita Electric Industrial Co Ltd	141,081
1,000		Matsushita Electric Works Ltd	11,465
1,000		Minebea Co Ltd	6,195
7,000		Mitsubishi Electric Corp	72,115
800		Murata Manufacturing Co Ltd	58,384
1,330	*	NEC Electronics Corp	32,167
500		Nidec Corp	32,247
700		Nitto Denko Corp	32,850
900		Omron Corp	24,211
700	e	Pioneer Corp	9,148
3,000		Ricoh Co Ltd	67,592
700		Rohm Co Ltd	63,501
7,000	e*	Sanyo Electric Co Ltd	11,940
5,000		Sharp Corp	96,317
6,030		Sony Corp	306,515
700		Stanley Electric Co Ltd	14,227
600		TDK Corp	52,037
600		Ushio, Inc	11,584

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,653,574

ENGINEERING AND MANAGEMENT SERVICES - 0.01%
1,000		JGC Corp	16,412

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	16,412

FABRICATED METAL PRODUCTS - 0.03%
1,100		JS Group Corp	23,850
700		Toyo Seikan Kaisha Ltd	14,108

		TOTAL FABRICATED METAL PRODUCTS	37,958

FOOD AND KINDRED PRODUCTS - 4.15%
5,400		Ajinomoto Co, Inc	62,138
1,600		Asahi Breweries Ltd	25,662
18,963		Groupe Danone	3,098,058
300		Ito En Ltd	9,776
1,000		Kaneka Corp	9,538
3,000		Kirin Brewery Co Ltd	43,330
1,000		Meiji Dairies Corp	7,850
2,300		Meiji Seika Kaisha Ltd	10,676
1,000		Nisshin Seifun Group, Inc	10,175
500		Nissin Food Products Co Ltd	18,330
49,500		Olam International Ltd	99,839
56,218	e	Sampo Oyj (A Shares)	1,706,238
500		Yakult Honsha Co Ltd	12,772

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

		TOTAL FOOD AND KINDRED PRODUCTS	$5,114,382

FOOD STORES - 2.90%
37,977		Carrefour S.A.	2,777,543
4,900		Coles Myer Ltd	64,425
300		FamilyMart Co Ltd	8,350
300		Lawson, Inc	11,533
3,500		Seven & I Holdings Co Ltd	106,628
48,344		Tesco plc	422,631
8,413		Woolworths Ltd	185,081

		TOTAL FOOD STORES	3,576,191

FURNITURE AND HOME FURNISHINGS STORES - 0.03%
420		Yamada Denki Co Ltd	39,134

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	39,134

GENERAL BUILDING CONTRACTORS - 0.39%
2,000		Daiwa House Industry Co Ltd	32,807
19,160		Fletcher Building Ltd	150,557
3,000	*	Haseko Corp	10,947
4,000		Kajima Corp	20,434
3,000		Obayashi Corp	19,348
568,000		Shanghai Forte Land Co	237,712
4,000		Taisei Corp	14,834

		TOTAL GENERAL BUILDING CONTRACTORS	486,639

GENERAL MERCHANDISE STORES - 0.16%
2,700		Aeon Co Ltd	53,844
1,000		Daimaru, Inc	12,958
800		Isetan Co Ltd	13,951
2,000		Keio Corp	13,900
7,000	e	Kintetsu Corp	22,038
1,400		Marui Co Ltd	17,167
2,000		Mitsukoshi Ltd	9,182
1,000		Takashimaya Co Ltd	12,313
5,000		Tokyu Corp	38,951

		TOTAL GENERAL MERCHANDISE STORES	194,304

HEAVY CONSTRUCTION, EXCEPT BUILDING - 4.13%
32,794		Vinci S.A.	5,082,568

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	5,082,568

HOLDING AND OTHER INVESTMENT OFFICES - 6.08%
397,912		Ashmore Group plc	2,268,827
110,586		GEA Group AG.	3,060,877
8,350		GPT Group	33,375
8		Housing Development Finance Corp	280
2		Japan Retail Fund Investment Corp	19,688
2,400		JFE Holdings, Inc	141,955
167,120		Man Group plc	1,825,208
2		Nippon Building Fund, Inc	33,096
6,680		Noble Group Ltd	6,604
1		Nomura Real Estate Office Fund, Inc	12,814
3,200	*	Softbank Corp	82,281

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,485,005

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 4.51%
58,050		Accor S.A.	$5,547,625
5,400	*	Shanghai Jin Jiang International Hotels Group Co Ltd	3,145

		TOTAL HOTELS AND OTHER LODGING PLACES	5,550,770

INDUSTRIAL MACHINERY AND EQUIPMENT - 4.48%
1,000		Amada Co Ltd	11,431
6,712	*	Brambles Ltd	73,912
9,470		Canon, Inc	508,699
1,000		Casio Computer Co Ltd	21,894
1,600		Citizen Watch Co Ltd	15,017
1,000		Daikin Industries Ltd	34,793
5,040		FUJIFILM Holdings Corp	206,151
500		Hitachi Construction Machinery Co Ltd	13,535
5,000		Ishikawajima-Harima Heavy Industries Co Ltd	20,791
1,000		Japan Steel Works Ltd	12,025
11,230		Komatsu Ltd	236,341
5,703		Krones AG.	1,119,893
5,000		Kubota Corp	43,831
600		Kurita Water Industries Ltd	14,511
500		Makita Corp	18,542
14,000		Mitsubishi Heavy Industries Ltd	90,529
6,000		Mitsui & Co Ltd	112,016
3,000		Mitsui Engineering & Shipbuilding Co Ltd	12,704
11,100		Modec, Inc	314,613
2,000		NTN Corp	17,312
25,581		Rheinmetall AG.	2,371,554
600		Seiko Epson Corp	17,668
7,100		Sumitomo Heavy Industries Ltd	70,735
600		THK Co Ltd	14,129
700		Tokyo Electron Ltd	48,948
12,000	e	Toshiba Corp	80,143
900		Yokogawa Electric Corp	13,793

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	5,515,510

INSTRUMENTS AND RELATED PRODUCTS - 2.91%
200		Keyence Corp	45,129
1,000		Nikon Corp	21,088
1,500		Nippon Electric Glass Co Ltd	26,286
1,000		Olympus Corp	34,199
30,289		Phonak Holding AG.	2,318,131
16,061		Tecan Group AG.	1,141,975

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,586,808

INSURANCE AGENTS, BROKERS AND SERVICE - 0.11%
3,547		QBE Insurance Group Ltd	90,516
2,450		Suncorp-Metway Ltd	41,232

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	131,748

INSURANCE CARRIERS - 1.55%
10,656		Admiral Group plc	240,938
6,950		Insurance Australia Group Ltd	32,952
3,485		Millea Holdings, Inc	128,943
6,000		Mitsui Sumitomo Insurance Co Ltd	75,305
4,000		Sompo Japan Insurance, Inc	49,864
1,550		T&D Holdings, Inc	106,937

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

4,398		Zurich Financial Services AG.	$1,269,472

		TOTAL INSURANCE CARRIERS	1,904,411

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.03%
2,000	e	Keihin Electric Express Railway Co Ltd	15,343
4,000	e	Tobu Railway Co Ltd	19,212

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	34,555

METAL MINING - 2.28%
15,097		BHP Billiton Ltd	365,106
9,407		MMC Norilsk Nickel (ADR)	1,787,330
2,970		Newcrest Mining Ltd	57,168
8,716	e*	Paladin Resources Ltd	68,617
7,218	e*	Polyus Gold (ADR)	347,186
1,892		Rio Tinto Ltd	120,644
86		Sumitomo Titanium Corp	9,553
3,905		Zinifex Ltd	49,857

		TOTAL METAL MINING	2,805,461

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.03%
900		Namco Bandai Holdings, Inc	14,045
300		Sankyo Co Ltd	13,187
700		Yamaha Corp	15,623

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	42,855

MISCELLANEOUS RETAIL - 0.17%
8,000		Hutchison Whampoa Ltd	76,944
3,500		Nippon Mining Holdings, Inc	30,206
12,400		Origin Energy Ltd	90,396
100		Ryohin Keikaku Co Ltd	6,322

		TOTAL MISCELLANEOUS RETAIL	203,868

MOTION PICTURES - 0.01%
600		Toho Co Ltd	11,711

		TOTAL MOTION PICTURES	11,711

NONDEPOSITORY INSTITUTIONS - 4.56%
106,474		Collins Stewart plc	533,239
1,950		Credit Saison Co Ltd	64,206
20,963		Deutsche Postbank AG.	1,827,776
32,192		Hypo Real Estate Holding AG.	2,052,988
350		Promise Co Ltd	13,187
510		Takefuji Corp	20,471
116,085		Tullett Prebon plc	1,103,352

		TOTAL NONDEPOSITORY INSTITUTIONS	5,615,219

NONMETALLIC MINERALS, EXCEPT FUELS - 0.05%
6,000		Itochu Corp	59,470

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	59,470

OIL AND GAS EXTRACTION - 1.07%
4,400	*	Compagnie Generale de Geophysique S.A.	922,801
7		Inpex Holdings, Inc	60,591
3,041		Total S.A.	213,068

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

3,925		Woodside Petroleum Ltd	$125,409

		TOTAL OIL AND GAS EXTRACTION	1,321,869

PAPER AND ALLIED PRODUCTS - 0.02%
3,000		OJI Paper Co Ltd	15,911
200		Uni-Charm Corp	12,661

		TOTAL PAPER AND ALLIED PRODUCTS	28,572

PETROLEUM AND COAL PRODUCTS - 0.61%
22,330		ENI S.p.A.	726,644
800		Showa Shell Sekiyu KK	9,796
1,000		TonenGeneral Sekiyu KK	11,168

		TOTAL PETROLEUM AND COAL PRODUCTS	747,608

PRIMARY METAL INDUSTRIES - 0.64%
1,000	e	Daido Steel Co Ltd	6,492
1,000		DOWA HOLDINGS CO Ltd	10,166
1,000		Fujikura Ltd	7,052
3,000		Furukawa Electric Co Ltd	18,330
12,000		Kobe Steel Ltd	48,371
4,000		Mitsubishi Materials Corp	18,975
2,000		Mitsui Mining & Smelting Co Ltd	10,981
46,100		Nippon Steel Corp	323,921
4,000		Nisshin Steel Co Ltd	17,244
3,100		Sumitomo Electric Industries Ltd	47,142
17,000		Sumitomo Metal Industries Ltd	87,856
9,700		Sumitomo Metal Mining Co Ltd	187,267

		TOTAL PRIMARY METAL INDUSTRIES	783,797

PRINTING AND PUBLISHING - 0.05%
3,000		Dai Nippon Printing Co Ltd	47,200
2,000		Toppan Printing Co Ltd	20,876

		TOTAL PRINTING AND PUBLISHING	68,076

RAILROAD TRANSPORTATION - 0.26%
34		East Japan Railway Co	264,868
3,000		Odakyu Electric Railway Co Ltd	21,919
7		West Japan Railway Co	32,315

		TOTAL RAILROAD TRANSPORTATION	319,102

REAL ESTATE - 6.47%
40,000		Atrium Co Ltd	1,154,107
427		ORIX Corp	111,243
466		Risa Partners, Inc	1,376,171
541,000	*	Shui On Land Ltd	447,977
5,950		Stockland Trust Group	39,235
1,000		Tokyo Tatemono Co Ltd	15,088
322,100		Urban Corp	4,731,459
5,295		Westfield Group	88,126

		TOTAL REAL ESTATE	7,963,406

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.08%
3,100		Bridgestone Corp	61,953
2,000		Denki Kagaku Kogyo KK	9,369

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

3,000		Mitsui Chemicals, Inc	$26,222

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	97,544

SECURITY AND COMMODITY BROKERS - 0.35%
6,000		Daiwa Securities Group, Inc	72,454
5,300		Hong Kong Exchanges and Clearing Ltd	51,653
1,058		Macquarie Bank Ltd	70,836
1,000	*	Mitsubishi Securities Co	11,422
3,500		Nikko Cordial Corp	49,987
7,700		Nomura Holdings, Inc	160,417
2,000	*	Shinko Securities Co Ltd	10,132

		TOTAL SECURITY AND COMMODITY BROKERS	426,901

SPECIAL TRADE CONTRACTORS - 0.08%
10,600		Takasago Thermal Engineering Co Ltd	95,799

		TOTAL SPECIAL TRADE CONTRACTORS	95,799

STONE, CLAY, AND GLASS PRODUCTS - 5.52%
4,000		Asahi Glass Co Ltd	56,314
3,615		CSR Ltd	9,974
8,550		Holcim Ltd	856,302
440,000		Nippon Sheet Glass Co Ltd	2,307,536
3,900		Rinker Group Ltd	56,957
1,155,000		Sumitomo Osaka Cement Co Ltd	3,469,705
4,000		Taiheiyo Cement Corp	17,685
1,000		Toto Ltd	10,022
4,000		UBE Industries Ltd	12,695

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	6,797,190

TOBACCO PRODUCTS - 1.94%
485		Japan Tobacco, Inc	2,383,019

		TOTAL TOBACCO PRODUCTS	2,383,019

TRANSPORTATION BY AIR - 2.31%
6,000		All Nippon Airways Co Ltd	23,574
38,617		Fraport AG Frankfurt Airport Services Worldwide	2,820,740

		TOTAL TRANSPORTATION BY AIR	2,844,314

TRANSPORTATION EQUIPMENT - 6.48%
2,920		Denso Corp	108,534
229,326		Fiat S.p.A.	5,780,710
6,000		Hankyu Hanshin Holdings, Inc	36,303
800		JTEKT Corp	14,019
6,000		Kawasaki Heavy Industries Ltd	25,407
400		Shimano, Inc	12,356
8,585		Siemens AG.	917,687
16,920		Toyota Motor Corp	1,084,063

		TOTAL TRANSPORTATION EQUIPMENT	7,979,079

TRANSPORTATION SERVICES - 0.03%
2,369		Toll Holdings Ltd	39,294

		TOTAL TRANSPORTATION SERVICES	39,294

TIAA-CREF LIFE FUNDS - International Equity Fund

SHARES	COMPANY	VALUE

TRUCKING AND WAREHOUSING - 3.54%
142,536	Deutsche Post AG.	$4,314,599
1,000	Kamigumi Co Ltd	8,605
4,000	Nippon Express Co Ltd	25,085
1,000	Yamato Transport Co Ltd	16,123

	TOTAL TRUCKING AND WAREHOUSING	4,364,412

WATER TRANSPORTATION - 0.09%
2,000	Kawasaki Kisen Kaisha Ltd	18,975
5,000	Mitsui OSK Lines Ltd	55,499
5,000	Nippon Yusen Kabushiki Kaisha	40,097

	TOTAL WATER TRANSPORTATION	114,571

WHOLESALE TRADE-DURABLE GOODS - 4.89%
104,900	Kloeckner & Co AG.	5,766,354
9,700	Nissan Motor Co Ltd	103,964
5,350	Sumitomo Corp	96,249
1,689	Wesfarmers Ltd	51,588

	TOTAL WHOLESALE TRADE-DURABLE GOODS	6,018,155

WHOLESALE TRADE-NONDURABLE GOODS - 0.27%
4,000	Esprit Holdings Ltd	46,919
8,700	Foster’s Group Ltd	48,218
6,000	Marubeni Corp	36,456
5,840	Mitsubishi Corp	135,543
6,000	Nippon Oil Corp	48,676
400	Suzuken Co Ltd	14,189

	TOTAL WHOLESALE TRADE-NONDURABLE GOODS	330,001

	TOTAL COMMON STOCKS (Cost $108,464,528)	124,058,348

PRINCIPAL	ISSUER
SHORT-TERM INVESTMENTS - 4.87%
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.87%
$5,998,624	State Street Navigator Securities Lending Prime Portfolio	5,998,624

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,998,624)	5,998,624

	TOTAL PORTFOLIO - 105.63% (Cost $114,463,152)	130,056,972
	OTHER ASSETS & LIABILITIES, NET - (5.63)%	(6,931,763)

	NET ASSETS - 100.00%	$123,125,209

*	Non-income producing

e	All or a portion of these securities are out on loan.

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

`

TIAA-CREF LIFE FUNDS - International Equity Fund

TIAA-CREF LIFE FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY COUNTRY (unaudited)

March 31, 2007

	VALUE	% OF MARKET VALUE
DOMESTIC
UNITED STATES	$5,998,624	4.61%

TOTAL DOMESTIC	5,998,624	4.61

FOREIGN
AUSTRALIA	2,785,334	2.14
FINLAND	5,406,831	4.16
FRANCE	19,062,662	14.66
GERMANY	35,295,182	27.14
HONG KONG	2,498,890	1.92
INDIA	104,366	0.08
ITALY	6,507,354	5.00
JAPAN	32,367,240	24.89
NETHERLANDS	652,181	0.50
NEW ZEALAND	150,557	0.12
RUSSIA	2,134,516	1.64
SINGAPORE	370,599	0.28
SWEDEN	1,184,875	0.91
SWITZERLAND	7,877,929	6.06
UNITED KINGDOM	7,659,832	5.89

TOTAL FOREIGN	124,058,348	95.39

TOTAL PORTFOLIO	$130,056,972	100.00%

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

TIAA-CREF LIFE FUNDS

LARGE-CAP VALUE FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.67%
AMUSEMENT AND RECREATION SERVICES - 0.28%
8,308	e*	Bally Technologies, Inc	$195,903

		TOTAL AMUSEMENT AND RECREATION SERVICES	195,903

APPAREL AND ACCESSORY STORES - 2.21%
90,824	e	Gap, Inc	1,563,081

		TOTAL APPAREL AND ACCESSORY STORES	1,563,081

APPAREL AND OTHER TEXTILE PRODUCTS - 0.08%
584	e	Liz Claiborne, Inc	25,024
405	e	VF Corp	33,461

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	58,485

BUSINESS SERVICES - 2.22%
10,373	e*	DynCorp International, Inc (Class A)	156,529
5,732		Fidelity National Information Services, Inc	260,577
46,730	e*	Novell, Inc	337,391
1,553,556		Solomon Systech International Ltd	244,561
18,225	*	Yahoo!, Inc	570,260

		TOTAL BUSINESS SERVICES	1,569,318

CHEMICALS AND ALLIED PRODUCTS - 4.75%
4,500	e*	Adams Respiratory Therapeutics, Inc	151,335
4,801	e*	Amgen, Inc	268,280
16,302		Bristol-Myers Squibb Co	452,543
4,534	e*	Invitrogen Corp	288,589
1	*	Medimmune, Inc	36
3,562	e	Minerals Technologies, Inc	221,414
19,680		Pfizer, Inc	497,117
7,400	e	PPG Industries, Inc	520,294
5,066		Procter & Gamble Co	319,969
9		Tronox, Inc (Class B)	126
5,468	e*	Vertex Pharmaceuticals, Inc	153,323
18,242	e*	Warner Chilcott Ltd (Class A)	270,164
4,206		Wyeth	210,426

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,353,616

COAL MINING - 1.22%
10,536	e	Peabody Energy Corp	423,969
13,228	e	Sasol Ltd (ADR)	437,185

		TOTAL COAL MINING	861,154

COMMUNICATIONS - 5.65%
49,876		AT&T, Inc	1,966,611
394	*	Liberty Media Corp - Capital (Series A)	43,572
1,970	*	Liberty Media Holding Corp (Interactive A)	46,925

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

83,863		Sprint Nextel Corp	$1,590,042
1,411,900	*	True Corp PCL	219,790
3,246	e	Verizon Communications, Inc	123,088

		TOTAL COMMUNICATIONS	3,990,028

DEPOSITORY INSTITUTIONS - 18.70%
50,700		AMMB Holdings BHD	55,136
7,166	e	Astoria Financial Corp	190,544
2,700		Bank of America Corp	137,754
40,679	e	Bank of New York Co, Inc	1,649,533
50,784		Citigroup, Inc	2,607,251
10,169	e	Colonial Bancgroup, Inc	251,683
22,200	e	First Horizon National Corp	921,966
38,518	e	Hudson City Bancorp, Inc	526,926
45,345		JPMorgan Chase & Co	2,193,791
86	e	National City Corp	3,203
5,370	e	South Financial Group, Inc	132,746
21,973	e	SunTrust Banks, Inc	1,824,638
25,462	e	TCF Financial Corp	671,178
9,497	e	US Bancorp	332,110
49,658	e	Wells Fargo & Co	1,709,725

		TOTAL DEPOSITORY INSTITUTIONS	13,208,184

EATING AND DRINKING PLACES - 2.14%
112,782		Compass Group plc	754,588
18,442	e	Darden Restaurants, Inc	759,626

		TOTAL EATING AND DRINKING PLACES	1,514,214

ELECTRIC, GAS, AND SANITARY SERVICES - 5.02%
13,262	e	American Electric Power Co, Inc	646,522
2,897		Constellation Energy Group, Inc	251,894
973		Dominion Resources, Inc	86,373
23,932	e	DPL, Inc	744,046
3,030	e	Duke Energy Corp	61,479
2,138	e	FirstEnergy Corp	141,621
5,224	e	FPL Group, Inc	319,552
774	e	MDU Resources Group, Inc	22,245
4,306	e*	Mirant Corp	174,221
6,840	e	Northeast Utilities	224,147
5,394	e*	NRG Energy, Inc	388,584
3,839		PPL Corp	157,015
49,500	*	Sojitz Holdings Corp	206,250
3,390	e	Southern Co	124,243

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	3,548,192

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 7.86%
9,000		Advantest Corp	399,440
25,503	e*	Agere Systems, Inc	576,878
42,689	*	Celestica Inc	261,684
9,206	e*	Ciena Corp	257,308
9,574	e*	Cree, Inc	157,588
35,486	e*	Finisar Corp	124,201
850	e*	First Solar, Inc	44,208
25,010		Honeywell International, Inc	1,151,961
17,700		Intel Corp	338,601

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

19,199	e*	JDS Uniphase Corp	$292,401
10,914	e	Maxim Integrated Products, Inc	320,872
1,500	*	Qimonda AG. (ADR)	21,540
8,232		Qualcomm, Inc	351,177
27,577	e	RadioShack Corp	745,406
17,653	e	Taiwan Semiconductor Manufacturing Co Ltd (ADR)	189,770
3,710	e	Whirlpool Corp	315,016

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	5,548,051

ENGINEERING AND MANAGEMENT SERVICES - 0.00%**
40	e*	Affymax, Inc	1,288

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,288

FABRICATED METAL PRODUCTS - 1.22%
16,675	e	Illinois Tool Works, Inc	860,430

		TOTAL FABRICATED METAL PRODUCTS	860,430

FOOD AND KINDRED PRODUCTS - 3.44%
2,683		Coca-Cola Co	128,784
40,150	e*	Constellation Brands, Inc (Class A)	850,377
11,917		PepsiCo, Inc	757,444
23,104	e*	Smithfield Foods, Inc	691,965

		TOTAL FOOD AND KINDRED PRODUCTS	2,428,570

FORESTRY - 0.30%
5,000	e	Rayonier, Inc	215,000

		TOTAL FORESTRY	215,000

FURNITURE AND HOME FURNISHINGS STORES - 0.40%
3,433	e*	Mohawk Industries, Inc	281,678

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	281,678

GENERAL BUILDING CONTRACTORS - 0.70%
42,000		Daikyo, Inc	230,957
9,569	e*	Toll Brothers, Inc	261,999

		TOTAL GENERAL BUILDING CONTRACTORS	492,956

HEALTH SERVICES - 1.34%
6,251	e*	DaVita, Inc	333,303
29,020	e*	Healthsouth Corp	609,710

		TOTAL HEALTH SERVICES	943,013

HOLDING AND OTHER INVESTMENT OFFICES - 1.00%
2		Cross Timbers Royalty Trust	84
4,295	e	Douglas Emmett, Inc	109,651
411	*	HFF, Inc (Class A)	6,165
4,294		iShares Russell 1000 Value Index Fund	357,003
5,947	e	Plum Creek Timber Co, Inc	234,431

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	707,334

HOTELS AND OTHER LODGING PLACES - 2.89%
14,183		Accor S.A.	1,355,417
11,453	e	Orient-Express Hotels Ltd (Class A)	685,118

		TOTAL HOTELS AND OTHER LODGING PLACES	2,040,535

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

INDUSTRIAL MACHINERY AND EQUIPMENT – 2.68%
11,039	*	Alstom	$1,432,612
7,420		General Electric Co	262,371
4,551	e*	SanDisk Corp	199,334

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	1,894,317

INSTRUMENTS AND RELATED PRODUCTS – 1.86%
6,711	e	Cooper Cos, Inc	326,289
7,312	e*	Eagle Test Systems, Inc	121,672
18,584	*	Thermo Electron Corp	868,802

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,316,763

INSURANCE AGENTS, BROKERS AND SERVICE – 1.44%
5,902	e	AON Corp	224,040
8,267		Hartford Financial Services Group, Inc	790,160

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	1,014,200

INSURANCE CARRIERS – 7.17%
195		Aegon NV	3,888
28,415		Aetna, Inc	1,244,293
6,793		American International Group, Inc	456,625
6,954		Aspen Insurance Holdings Ltd	182,264
10,069		Axis Capital Holdings Ltd	340,936
817	*	Employers Holdings, Inc	16,356
1,565		Everest Re Group Ltd	150,506
1,643	*	First Mercury Financial Corp	33,764
8,001	e	Max Re Capital Ltd	203,865
17,247		Montpelier Re Holdings Ltd	299,063
7,331	e	PartnerRe Ltd	502,467
8,677	e	Platinum Underwriters Holdings Ltd	278,358
15,902		Radian Group, Inc	872,702
2,526		Travelers Cos, Inc/The	130,771
5,001	e	XL Capital Ltd (Class A)	349,870

		TOTAL INSURANCE CARRIERS	5,065,728

METAL MINING – 0.48%
2,713		Anglo American plc	142,919
1,494	*	Barrick Gold Corp	42,654
807		MMC Norilsk Nickel (ADR)	153,330

		TOTAL METAL MINING	338,903

MISCELLANEOUS RETAIL – 0.64%
78,857	e*	Rite Aid Corp	455,005

		TOTAL MISCELLANEOUS RETAIL	455,005

NONDEPOSITORY INSTITUTIONS – 1.60%
14,804	e*	Accredited Home Lenders Holding Co	137,233
13,020		Fannie Mae	710,632
2,199	e	Freddie Mac	130,818
3,820		Takefuji Corp	153,332

		TOTAL NONDEPOSITORY INSTITUTIONS	1,132,015

OIL AND GAS EXTRACTION – 1.31%
440		Equitable Resources, Inc	21,261
8,000		Halliburton Co	253,920

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

5,800	g,m,v*	KazMunaiGas Exploration Production (GDR)	$121,974
418	e	Pogo Producing Co	20,106
16,636	e*	Pride International, Inc	500,744
274	e	W&T Offshore, Inc	7,927

		TOTAL OIL AND GAS EXTRACTION	925,932

PAPER AND ALLIED PRODUCTS - 1.14%
132,000	*	Abitibi-Consolidated, Inc	372,240
1,143	e*	Smurfit-Stone Container Corp	12,870
6,982		Temple-Inland, Inc	417,105

		TOTAL PAPER AND ALLIED PRODUCTS	802,215

PETROLEUM AND COAL PRODUCTS - 7.93%
3,189		Apache Corp	225,462
6,543	e	Cabot Oil & Gas Corp	440,475
20,406		Chevron Corp	1,509,228
3,343		ConocoPhillips	228,494
7,320	e	Devon Energy Corp	506,690
1,813	e	EOG Resources, Inc	129,339
9,952	e	Exxon Mobil Corp	750,878
2,154	e	Marathon Oil Corp	212,880
3,760		Noble Energy, Inc	224,284
14,601		Occidental Petroleum Corp	719,975
5,022		Petroleo Brasileiro S.A. (ADR)	499,739
2,222		Sunoco, Inc	156,518

		TOTAL PETROLEUM AND COAL PRODUCTS	5,603,962

PIPELINES, EXCEPT NATURAL GAS - 0.06%
1,515		Spectra Energy Corp	39,799

		TOTAL PIPELINES, EXCEPT NATURAL GAS	39,799

REAL ESTATE - 0.70%
135,467	*	Unitech Corporate Parks plc	243,253
17,000		Urban Corp	249,720

		TOTAL REAL ESTATE	492,973

SECURITY AND COMMODITY BROKERS - 2.18%
15,217		Morgan Stanley	1,198,491
12,483	e*	TD Ameritrade Holding Corp	185,747
6,548	e	Waddell & Reed Financial, Inc (Class A)	152,699

		TOTAL SECURITY AND COMMODITY BROKERS	1,536,937

TEXTILE MILL PRODUCTS - 0.22%
3,142	e	Oxford Industries, Inc	155,340

		TOTAL TEXTILE MILL PRODUCTS	155,340

TOBACCO PRODUCTS - 3.45%
27,739		Altria Group, Inc	2,435,762

		TOTAL TOBACCO PRODUCTS	2,435,762

TRANSPORTATION BY AIR - 0.89%
7,722	e*	AMR Corp	235,135
15,878	e*	JetBlue Airways Corp	182,756
5,421	e*	UAL Corp	206,920

		TOTAL TRANSPORTATION BY AIR	624,811

TIAA-CREF LIFE FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 1.92%
84,856	e*	Ford Motor Co	$669,514
67		Genuine Parts Co	3,283
7,943	e	ITT Industries, Inc	479,122
1,206		Raytheon Co	63,267
4,523	*	Spirit Aerosystems Holdings, Inc (Class A)	144,058

		TOTAL TRANSPORTATION EQUIPMENT	1,359,244

TRANSPORTATION SERVICES - 0.32%
9,200		UTI Worldwide, Inc	226,136

		TOTAL TRANSPORTATION SERVICES	226,136

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
3,755	e	Dean Foods Co	175,509
162	e	Idearc, Inc	5,686

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	181,195

		TOTAL COMMON STOCKS (Cost $60,443,314)	68,982,267

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 29.72%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 1.17%
$ 830,000		Federal Home Loan Bank, 4.900%, 04/02/07	829,661

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	829,661

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 28.55%
20,165,333		State Street Navigator Securities Lending Prime Portfolio	20,165,333

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	20,165,333

		TOTAL SHORT-TERM INVESTMENTS (Cost $20,995,218)	20,994,994

		TOTAL PORTFOLIO - 127.39% (Cost $81,438,532)	89,977,261

		OTHER ASSETS & LIABILITIES, NET - (27.39)%	(19,346,447)

		NET ASSETS - 100.00%	$70,630,814

*	Non-income producing

e	All or a portion of these securities are out on loan

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At March 31, 2007, the value of these securities amounted to $121,974 or 0.17% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

ABBREVIATION:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

TIAA-CREF LIFE FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (unaudited)

March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS – 99.12%
AGRICULTURAL PRODUCTION-LIVESTOCK – 0.30%
80		Seaboard Corp	$180,800

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	180,800

AMUSEMENT AND RECREATION SERVICES – 0.90%
3,000		Dover Downs Gaming & Entertainment, Inc	38,640
15,600	e*	Leapfrog Enterprises, Inc	166,920
4,500	*	Live Nation, Inc	99,270
8,800	*	Magna Entertainment Corp (Class A)	32,032
2,500	*	Pinnacle Entertainment, Inc	72,675
2,700		Speedway Motorsports, Inc	104,625
3,200	e*	Westwood One, Inc	21,984

		TOTAL AMUSEMENT AND RECREATION SERVICES	536,146

APPAREL AND ACCESSORY STORES – 1.73%
2,200	*	Aeropostale, Inc	88,506
3,800	*	Carter’s, Inc	96,292
3,900		Cato Corp (Class A)	91,220
1,800	e*	Charlotte Russe Holding, Inc	51,966
1,500	*	Children’s Place Retail Stores, Inc	83,640
9,500	*	Dress Barn, Inc	197,695
10,300	d,e*	Payless Shoesource, Inc	341,960
2,200	e*	Tween Brands, Inc	78,584

		TOTAL APPAREL AND ACCESSORY STORES	1,029,863

APPAREL AND OTHER TEXTILE PRODUCTS – 1.50%
800	e	Columbia Sportswear Co	49,848
4,149	*	Gymboree Corp	166,250
7,200	e	Kellwood Co	211,176
10,400	*	Maidenform Brands, Inc	239,928
1,400		Phillips-Van Heusen Corp	82,320
4,969	*	Warnaco Group, Inc	141,120

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	890,642

AUTO REPAIR, SERVICES AND PARKING – 0.01%
100	e*	Wright Express Corp	3,033

		TOTAL AUTO REPAIR, SERVICES AND PARKING	3,033

AUTOMOTIVE DEALERS AND SERVICE STATIONS – 0.44%
7,900	e	Asbury Automotive Group, Inc	223,175
1,400		Sonic Automotive, Inc (Class A)	39,900

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	263,075

BUILDING MATERIALS AND GARDEN SUPPLIES – 0.01%
100	e*	Central Garden & Pet Co	1,477
200	*	Central Garden & Pet Co (Class A)	2,940

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	4,417

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 13.49%
12,100	e*	3Com Corp	$47,311
10,700	e	ABM Industries, Inc	282,373
2,700	*	Actuate Corp	14,094
7,300	e	Administaff, Inc	256,960
11,700	e*	AMN Healthcare Services, Inc	264,654
2,000	e*	aQuantive, Inc	55,820
2,700	e	Arbitron, Inc	126,765
15,700	e*	Art Technology Group, Inc	36,424
2,922	*	Asset Acceptance Capital Corp	45,203
2,700	e*	BISYS Group, Inc	30,942
800	e*	Blue Coat Systems, Inc	29,384
3,000	*	CACI International, Inc (Class A)	140,580
1,700		Catalina Marketing Corp	53,686
14,882	e*	CBIZ, Inc	105,662
47,900	e*	CMGI, Inc	101,548
4,600	*	CNET Networks, Inc	40,066
9,463	*	COMSYS IT Partners, Inc	188,314
8,732	*	Covansys Corp	215,506
11,289	e*	CSG Systems International, Inc	282,451
1,499	*	Dendrite International, Inc	23,474
800	*	Digital River, Inc	44,200
37,800	*	Earthlink, Inc	277,830
7,500	e*	Gerber Scientific, Inc	79,575
2,700	*	Heidrick & Struggles International, Inc	130,815
6,600	e*	Hypercom Corp	39,336
5,100	*	Hyperion Solutions Corp	264,333
6,500	e*	i2 Technologies, Inc	156,000
1,900	*	ICT Group, Inc	33,250
7,800	*	Informatica Corp	104,754
2,005	e*	Infospace, Inc	51,468
100		Integral Systems, Inc	2,417
300	e*	Internap Network Services Corp	4,725
400	e	Interpool, Inc	9,768
1,500	*	inVentiv Health, Inc	57,435
6,000	e*	Keane, Inc	81,480
1,516	e	Kelly Services, Inc (Class A)	48,815
4,465	*	Kforce, Inc	61,483
900	e*	Korn/Ferry International	20,646
11,400	*	Labor Ready, Inc	216,486
298	e*	Lawson Software, Inc	2,411
1,900	*	Manhattan Associates, Inc	52,117
1,875	*	Mantech International Corp (Class A)	62,644
2,400	e*	Mentor Graphics Corp	39,216
1,717	e*	MicroStrategy, Inc (Class A)	217,012
14,500	*	MPS Group, Inc	205,175
2,700	*	Ness Technologies, Inc	34,506
1,700	*	Netscout Systems, Inc	15,385
13,468	e	NIC, Inc	72,188
3,024	e*	Parametric Technology Corp	57,728
6,600	*	Perot Systems Corp (Class A)	117,942
1,200	e*	PRA International	25,872
7,100	*	Premiere Global Services, Inc	79,662

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,500	*	Progress Software Corp	$78,000
3,500	e*	RealNetworks, Inc	27,475
10,419	*	Rent-A-Center, Inc	291,524
4,400	e*	Rewards Network, Inc	23,320
600	*	Sohu.com, Inc	12,858
2,800	e	Sotheby’s	124,544
13,200	e*	Spherion Corp	116,424
3,100	*	SPSS, Inc	111,910
1,400	e*	SRA International, Inc (Class A)	34,104
9,900	*	Sybase, Inc	250,272
10,000	*	SYKES Enterprises, Inc	182,400
3,900	*	SYNNEX Corp	82,836
1,800	e*	Take-Two Interactive Software, Inc	36,252
4,000	*	TeleTech Holdings, Inc	146,760
6,200	e	TheStreet.com, Inc	75,950
9,542	e*	THQ, Inc	326,241
19,600	*	TIBCO Software, Inc	166,992
6,702	e*	Transaction Systems Architects, Inc	217,078
6,700	e*	Travelzoo, Inc	246,359
3,900	e	United Online, Inc	54,717
7,200	e	Viad Corp	277,920
2,614	*	Vignette Corp	48,542
500	e*	WebEx Communications, Inc	28,430
4,930	e*	webMethods, Inc	35,447
3,500	e*	Wind River Systems, Inc	34,790

		TOTAL BUSINESS SERVICES	8,039,036

CHEMICALS AND ALLIED PRODUCTS - 7.79%
1,000	e*	Adams Respiratory Therapeutics, Inc	33,630
304	*	Adolor Corp	2,660
9,700	e*	Alkermes, Inc	149,768
1,900	e*	Alnylam Pharmaceuticals, Inc	34,200
7,500	e*	Alpharma, Inc (Class A)	180,600
1,600	e*	American Oriental Bioengineering, Inc	15,024
6,900	e*	Anadys Pharmaceuticals, Inc	27,393
1,700		Arch Chemicals, Inc	53,074
3,600	e*	Aventine Renewable Energy Holdings, Inc	65,592
700	e*	Bentley Pharmaceuticals, Inc	5,733
174	e*	BioCryst Pharmaceuticals, Inc	1,456
2,700	*	BioMarin Pharmaceuticals, Inc	46,602
1,500	e*	Bradley Pharmaceuticals, Inc	28,785
10,800		Cambrex Corp	265,680
8,400		CF Industries Holdings, Inc	323,820
3,400	e*	Combinatorx, Inc	23,766
1,900	e*	Digene Corp	80,579
6,100	*	Elizabeth Arden, Inc	133,102
3,900	*	Emergent Biosolutions, Inc	52,338
2,500	e*	Enzon Pharmaceuticals, Inc	20,375
5,000	e*	Georgia Gulf Corp	81,050
4,400		H.B. Fuller Co	119,988
300	*	Hercules, Inc	5,862
3,964	e*	Human Genome Sciences, Inc	42,098
2,800	e*	Immucor, Inc	82,404
5,700	e*	Indevus Pharmaceuticals, Inc	40,299
600	e*	Inverness Medical Innovations, Inc	26,268

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,300		Koppers Holdings, Inc	$59,018
3,800	e*	KV Pharmaceutical Co (Class A)	93,974
2,600	e*	Mannatech, Inc	41,756
6,400	*	Martek Biosciences Corp	131,968
9,748	*	Medicines Co	244,480
11,100	e*	Medifast, Inc	79,476
500		Meridian Bioscience, Inc	13,880
1,600	e*	MGI Pharma, Inc	35,952
5,600	e*	Nabi Biopharmaceuticals	29,736
7,100	*	NBTY, Inc	376,584
1,400		NewMarket Corp	56,938
3,600	*	OM Group, Inc	160,848
6,746	e*	OraSure Technologies, Inc	49,583
1,200	e*	OSI Pharmaceuticals, Inc	39,600
333	e*	Pain Therapeutics, Inc	2,611
300	e*	Panacos Pharmaceuticals, Inc	1,389
300	*	Par Pharmaceutical Cos, Inc	7,536
16,223	e*	Perrigo Co	286,498
4,000	e*	Pharmion Corp	105,160
4,637	e*	Pioneer Cos, Inc	128,167
22,200	*	PolyOne Corp	135,420
1,046	e*	Pozen, Inc	15,429
4,538	e*	Sciele Pharma, Inc	107,460
1,300		Stepan Co	34,125
11,513	e*	SuperGen, Inc	67,927
2,045	*	United Therapeutics Corp	109,980
1,000	*	USANA Health Sciences, Inc	46,870
7,800	e*	USEC, Inc	126,750
1,800	e*	Valeant Pharmaceuticals International	31,122
1,800	e*	WR Grace & Co	47,556
1,100	e*	Xenoport, Inc	30,646

		TOTAL CHEMICALS AND ALLIED PRODUCTS	4,640,585

COAL MINING - 0.62%
9,300	*	Alpha Natural Resources, Inc	145,359
7,600	e*	James River Coal Co	56,772
2,300	e	Penn Virginia Corp	168,820

		TOTAL COAL MINING	370,951

COMMUNICATIONS - 3.57%
5,400	e*	Anixter International, Inc	356,076
2,700	e	Atlantic Tele-Network, Inc	70,551
22,822	e*	Brightpoint, Inc	261,084
25,100	*	Cincinnati Bell, Inc	117,970
100		Citadel Broadcasting Corp	951
4,300		Consolidated Communications Holdings, Inc	85,527
300	e*	Covad Communications Group, Inc	381
5,840		CT Communications, Inc	140,744
4,600	e	Entercom Communications Corp (Class A)	129,628
3,400	e*	Eschelon Telecom, Inc	98,260
4,500	e*	FiberTower Corp	23,355
7,575	e*	Foundry Networks, Inc	102,793
7,700	*	General Communication, Inc (Class A)	107,800
600	e*	Globalstar, Inc	6,360
1,000		Golden Telecom, Inc	55,380

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

575	*	Harris Stratex Networks, Inc (Class A)	$11,034
2,400	e*	j2 Global Communications, Inc	66,528
6,039	*	Lightbridge, Inc	106,105
12,200	*	Mastec, Inc	134,322
1,400	*	PAETEC Holding Corp	14,672
1,600	e*	RCN Corp	40,880
1,600	e*	Spanish Broadcasting System, Inc (Class A)	6,400
200	e*	Syniverse Holdings, Inc	2,108
8,014		USA Mobility, Inc	159,719
8,600	e*	Vonage Holdings Corp	29,670

		TOTAL COMMUNICATIONS	2,128,298

DEPOSITORY INSTITUTIONS - 8.06%
400		1st Source Corp	10,468
500		Ameris Bancorp	12,240
1,900		Anchor Bancorp Wisconsin, Inc	53,865
1,992		Bancfirst Corp	92,329
100		Bank Mutual Corp	1,137
2,250	e	Bank of Granite Corp	40,320
5,559	e	BankUnited Financial Corp (Class A)	117,906
1,200		Banner Corp	49,860
200		Berkshire Hills Bancorp, Inc	6,730
1,300	e	Boston Private Financial Holdings, Inc	36,296
600	e	Cadence Financial Corp	12,000
700	e	Capitol Bancorp Ltd	25,795
1,478	e	Cathay General Bancorp	50,222
7,098	e*	Centennial Bank Holdings, Inc	61,398
4,300		Center Financial Corp	85,011
4,300	e	Central Pacific Financial Corp	157,251
1,816	e	Chemical Financial Corp	54,099
3,600		Chittenden Corp	108,684
8,673	e	Citizens Banking Corp	192,194
5,349	e	City Holding Co	216,367
1,600	*	Community Bancorp	49,200
2,400		Community Trust Bancorp, Inc	86,952
3,570	e	Corus Bankshares, Inc	60,904
4,400	e	Downey Financial Corp	283,976
4,700		First Bancorp	62,322
501		First Community Bancorp, Inc	28,327
12,374	e	First Niagara Financial Group, Inc	172,122
1,300		First Place Financial Corp	27,885
1,611	*	First Regional Bancorp	47,847
3,000	e*	FirstFed Financial Corp	170,490
839	e	FNB Corp	30,061
6,555		Greater Bay Bancorp	176,264
3,103		Hancock Holding Co	136,470
6,785		Hanmi Financial Corp	129,322
1,600		Integra Bank Corp	35,664
4,200	*	Intervest Bancshares Corp	120,540
1,062		ITLA Capital Corp	55,245
2,700	e	Macatawa Bank Corp	49,680
840		Mercantile Bank Corp	27,283
1,545	e	National Penn Bancshares, Inc	29,201
11,300	e*	NetBank, Inc	24,973
400		OceanFirst Financial Corp	6,940

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

4,600	e	Old National Bancorp	$83,628
11,200		Oriental Financial Group, Inc	131,936
8,300		PFF Bancorp, Inc	251,739
500		Placer Sierra Bancshares	13,530
4,575		Provident Bankshares Corp	150,335
5,400		Provident Financial Services, Inc	94,230
500		Renasant Corp	12,340
1,100	e	Sierra Bancorp	30,866
1,380		Simmons First National Corp (Class A)	41,497
3,733		Southwest Bancorp, Inc	95,901
1,100		Sterling Bancorp	19,910
750	e	Sterling Bancshares, Inc	8,385
1,434		Sterling Financial Corp	31,835
400		Suffolk Bancorp	12,912
192	e*	Sun Bancorp, Inc	3,569
1,301		Susquehanna Bancshares, Inc	30,170
102	e*	SVB Financial Group	4,956
4,964	e	Taylor Capital Group, Inc	173,740
5,085		TierOne Corp	137,498
6,678		Trustmark Corp	187,251
1,000	e	Umpqua Holdings Corp	26,770
400		WesBanco, Inc	12,348
1,800		Wilshire Bancorp, Inc	29,520
500	e	Wintrust Financial Corp	22,305

		TOTAL DEPOSITORY INSTITUTIONS	4,803,011

EATING AND DRINKING PLACES - 2.32%
1,500	e	Bob Evans Farms, Inc	55,425
6,200	e	CBRL Group, Inc	287,060
1,450	e*	CEC Entertainment, Inc	60,233
5,900		CKE Restaurants, Inc	111,274
1,500	*	Domino’s Pizza, Inc	48,705
4,600	*	Jack in the Box, Inc	317,998
9,851	*	Luby’s, Inc	96,244
2,500	*	McCormick & Schmick’s Seafood Restaurants, Inc	67,025
4,000	*	O’Charleys, Inc	77,160
3,077	e*	Papa John’s International, Inc	90,464
1,000	e	Ruby Tuesday, Inc	28,600
1,987	*	Ruth’s Chris Steak House, Inc	40,455
4,600	*	Sonic Corp	102,488

		TOTAL EATING AND DRINKING PLACES	1,383,131

EDUCATIONAL SERVICES - 0.22%
4,000	e	DeVry, Inc	117,400
981	e*	Lincoln Educational Services Corp	13,940

		TOTAL EDUCATIONAL SERVICES	131,340

ELECTRIC, GAS, AND SANITARY SERVICES - 3.94%
11,900		Avista Corp	288,337
5,800		Black Hills Corp	213,266
3,800	e*	Clean Harbors, Inc	171,836
3,400		Empire District Electric Co	84,320
7,300		Laclede Group, Inc	226,884
1,200		Markwest Hydrocarbon, Inc	74,400
2,800		Metal Management, Inc	129,360

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

6,000	e	New Jersey Resources Corp	$300,300
6,800	e	Nicor, Inc	329,256
1,855		NorthWestern Corp	65,723
168		Piedmont Natural Gas Co, Inc	4,432
700		Southwest Gas Corp	27,209
7,600	e	UIL Holdings Corp	263,720
5,200		WGL Holdings, Inc	166,296

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,345,339

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.45%
6,702	e*	Adaptec, Inc	25,937
10,280	*	Advanced Energy Industries, Inc	216,291
3,300	e*	Aeroflex, Inc	43,395
2,600	*	AMIS Holdings, Inc	28,470
22,000	e*	Amkor Technology, Inc	274,560
8,200	e*	Andrew Corp	86,838
38,600	*	Applied Micro Circuits Corp	140,890
18,513	e*	Arris Group, Inc	260,663
2,475	e*	Benchmark Electronics, Inc	51,134
19,800	e*	Bookham, Inc	44,946
42,712	e*	Brocade Communications Systems, Inc	406,618
6,400	e*	Capstone Turbine Corp	6,784
500	e*	Ceradyne, Inc	27,370
800	e*	Checkpoint Systems, Inc	18,928
441	e*	Comtech Telecommunications Corp	17,080
13,300	e*	Conexant Systems, Inc	21,945
2,200	e	CTS Corp	30,404
2,267	*	EMS Technologies, Inc	43,685
600	e*	First Solar, Inc	31,206
4,200	*	Gemstar-TV Guide International, Inc	17,598
900	*	Genlyte Group, Inc	63,495
3,900		Imation Corp	157,482
6,874	e*	Interdigital Communications Corp	217,700
500	e*	Lamson & Sessions Co	13,895
13,100	*	Mattson Technology, Inc	119,210
8,700	e*	MRV Communications, Inc	30,885
338	e*	Multi-Fineline Electronix, Inc	5,188
30,954	e*	ON Semiconductor Corp	276,110
500	*	Oplink Communications, Inc	8,985
1,100	e*	Pericom Semiconductor Corp	10,758
8,800	e*	Plexus Corp	150,920
1,200	*	Radyne Corp	10,944
500	e	Regal-Beloit Corp	23,190
11,300	e*	RF Micro Devices, Inc	70,399
1,200	e*	Rogers Corp	53,220
4,627	*	Semtech Corp	62,372
5,900	e*	Silicon Image, Inc	48,144
16,165	e*	Silicon Storage Technology, Inc	79,693
3,400	e*	Sirenza Microdevices, Inc	29,308
1,900	*	Standard Microsystems Corp	58,026
6,800		Technitrol, Inc	178,092
1,430	*	Tessera Technologies, Inc	56,828
3,450	*	Trident Microsystems, Inc	69,207
13,100	*	Triquint Semiconductor, Inc	65,500
5,200	e*	Utstarcom, Inc	43,108

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,300	e*	Varian Semiconductor Equipment Associates, Inc	$69,394
4,500	e*	Zoran Corp	76,590

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	3,843,385

ENGINEERING AND MANAGEMENT SERVICES - 1.94%
2,700	*	Applera Corp (Celera Genomics Group)	38,340
1,400	e	CDI Corp	40,488
500	e*	deCODE genetics, Inc	1,825
3,100	e*	Exelixis, Inc	30,814
11,576	*	Harris Interactive, Inc	69,803
11,200	e*	Incyte Corp	73,808
400	e*	LECG Corp	5,792
7,787	*	Lexicon Genetics, Inc	28,267
2,960	e*	Lifecell Corp	73,911
10,042	e*	Luminex Corp	137,776
2,400	*	MTC Technologies, Inc	50,472
1,374	*	Myriad Genetics, Inc	47,348
1,100	*	Omnicell, Inc	23,012
3,933	e*	PharmaNet Development Group, Inc	102,258
3,400	*	Regeneron Pharmaceuticals, Inc	73,508
448	*	Resources Connection, Inc	14,332
2,200	e*	Rigel Pharmaceuticals, Inc	23,892
5,200	e*	SAIC, Inc	90,064
11,300	e*	Savient Pharmaceuticals, Inc	135,826
248	e*	Trimeris, Inc	1,706
1,400	*	Washington Group International, Inc	92,988

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,156,230

FABRICATED METAL PRODUCTS - 0.86%
500	*	Dynamic Materials Corp	16,360
4,680		Gulf Island Fabrication, Inc	125,143
7,458	e	Insteel Industries, Inc	125,220
4,600	e*	NCI Building Systems, Inc	219,604
700	e	Watts Water Technologies, Inc (Class A)	26,621

		TOTAL FABRICATED METAL PRODUCTS	512,948

FOOD AND KINDRED PRODUCTS - 0.73%
4,600		Flowers Foods, Inc	138,782
4,874	e	Imperial Sugar Co	163,425
4,378	*	Performance Food Group Co	135,149

		TOTAL FOOD AND KINDRED PRODUCTS	437,356

FOOD STORES - 0.62%
6,200	e*	Pantry, Inc	280,364
1,200		Ruddick Corp	36,096
2,900	e*	Wild Oats Markets, Inc	52,780

		TOTAL FOOD STORES	369,240

FURNITURE AND FIXTURES - 0.33%
400		Herman Miller, Inc	13,396
1,500		Hooker Furniture Corp	30,075
5,403	e*	Select Comfort Corp	96,173
2,609		Stanley Furniture Co, Inc	54,267

		TOTAL FURNITURE AND FIXTURES	193,911

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

FURNITURE AND HOMEFURNISHINGS STORES - 0.45%
11,200		Knoll, Inc	$266,896

		TOTAL FURNITURE AND HOMEFURNISHINGS STORES	266,896

GENERAL BUILDING CONTRACTORS - 0.06%
400	e	Amrep Corp	30,900
200	*	Cavco Industries, Inc	6,990

		TOTAL GENERAL BUILDING CONTRACTORS	37,890

GENERAL MERCHANDISE STORES - 0.51%
9,800	e*	Big Lots, Inc	306,544

		TOTAL GENERAL MERCHANDISE STORES	306,544

HEALTH SERVICES - 0.46%
100	*	Amsurg Corp	2,449
2,300	e*	Apria Healthcare Group, Inc	74,175
785	*	Magellan Health Services, Inc	32,970
1,000	e*	Nektar Therapeutics	13,060
3,500	*	Odyssey HealthCare, Inc	45,955
100	*	RehabCare Group, Inc	1,587
8,200	e*	Sun Healthcare Group, Inc	101,270

		TOTAL HEALTH SERVICES	271,466

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.89%
5,000	e	Granite Construction, Inc	276,300
10,601	e*	Matrix Service Co	214,458
2,100	e*	Sterling Construction Co, Inc	40,026

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	530,784

HOLDING AND OTHER INVESTMENT OFFICES - 7.19%
1,400	e	Acadia Realty Trust	36,498
15,745	e*	Affordable Residential Communities LP	190,987
1,200	e	Agree Realty Corp	40,968
100	e*	Alexander’s, Inc	41,170
3,100	e	American Home Mortgage Investment Corp	83,669
1,600		Apollo Investment Corp	34,240
3,500		Arbor Realty Trust, Inc	106,540
1,900		Ashford Hospitality Trust, Inc	22,686
1,300		Capital Trust, Inc (Class A)	59,241
3,400		Compass Diversified Trust	57,018
8,700		Cousins Properties, Inc	285,882
3,500		DCT Industrial Trust, Inc	41,405
15,200	e	DiamondRock Hospitality Co	288,800
1,900	e	Digital Realty Trust, Inc	75,810
4,900	e	Equity Inns, Inc	80,262
5,000	e	Equity Lifestyle Properties, Inc	270,050
12,100		FelCor Lodging Trust, Inc	314,237
1,714		Gladstone Capital Corp	40,588
100	e*	Harris & Harris Group, Inc	1,292
16,700		Highland Hospitality Corp	297,260
8,113		Highwoods Properties, Inc	320,382
2,157		Home Properties, Inc	113,911
15,800	e	Innkeepers U.S.A. Trust	257,224
1,100	e	Kite Realty Group Trust	21,945
6,800		LaSalle Hotel Properties	315,248

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

300		Mid-America Apartment Communities, Inc	$16,878
2,600	e*	Mills Corp	65,624
1,600	e	National Health Investors, Inc	50,144
5,400	e	NorthStar Realty Finance Corp	82,134
1,100	e	Parkway Properties, Inc	57,475
3,200		Pennsylvania Real Estate Investment Trust	141,856
1,100		PS Business Parks, Inc	77,572
700		Saul Centers, Inc	39,830
800	e*	Star Maritime Acquisition Corp	8,200
4,000	e	Strategic Hotels & Resorts, Inc	91,480
4,400	e	Sunstone Hotel Investors, Inc	119,944
2,100	e	Tanger Factory Outlet Centers, Inc	84,819
3,400	*	Winston Hotels, Inc	51,102

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	4,284,371

HOTELS AND OTHER LODGING PLACES - 0.16%
3,600	*	Monarch Casino & Resort, Inc	93,600

		TOTAL HOTELS AND OTHER LODGING PLACES	93,600

INDUSTRIAL MACHINERY AND EQUIPMENT - 3.78%
2,100	e	Actuant Corp (Class A)	106,701
4,600	e	Ampco-Pittsburgh Corp	132,894
7,600	e*	Asyst Technologies, Inc	53,428
1,800	e	Black Box Corp	65,772
9,902	*	Brooks Automation, Inc	169,819
400	*	Columbus McKinnon Corp	8,956
305	e*	Cymer, Inc	12,673
1,300	*	Entegris, Inc	13,910
16,856	e*	Extreme Networks, Inc	71,301
18,200	e*	Gateway, Inc	39,858
5,900	*	Global Imaging Systems, Inc	115,050
4,400	e*	Intevac, Inc	116,028
800	e	Kaydon Corp	34,048
12,000	e*	Kulicke & Soffa Industries, Inc	111,000
1,309		Lufkin Industries, Inc	73,540
3,100	*	Micros Systems, Inc	167,369
200	e*	Middleby Corp	26,368
7,400	e*	NATCO Group, Inc (Class A)	252,488
3,828		Nordson Corp	177,849
5,700	e*	Oil States International, Inc	182,913
6,300	*	Palm, Inc	114,219
5,500	*	Paxar Corp	157,850
8,100	e*	Safeguard Scientifics, Inc	23,976
2,400	e*	Tecumseh Products Co (Class A)	24,168

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,252,178

INSTRUMENTS AND RELATED PRODUCTS - 5.55%
1,100	*	Abaxis, Inc	26,807
1,400	e*	Affymetrix, Inc	42,098
400	e*	American Science & Engineering, Inc	21,068
2,620	*	Anaren, Inc	46,138
800	e*	Arthrocare Corp	28,832
1,397	e*	Aspect Medical Systems, Inc	21,779
1,000	*	Bio-Rad Laboratories, Inc (Class A)	69,840
9,200	e*	Bruker BioSciences Corp	96,784

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

7,300	e*	Candela Corp	$83,366
2,100	e*	Cerus Corp	14,175
1,039	e*	Coherent, Inc	32,978
1,385	e*	Conmed Corp	40,484
2,300	*	Credence Systems Corp	7,613
1,100	e*	Depomed, Inc	3,927
606	e*	DXP Enterprises, Inc	23,149
1,800	*	Eagle Test Systems, Inc	29,952
1,500	e*	Esterline Technologies Corp	61,605
1,200	*	Excel Technology, Inc	32,796
1,000	*	Formfactor, Inc	44,750
1,410	e*	Fossil, Inc	37,323
1,800	*	Haemonetics Corp	84,150
200	e*	Hologic, Inc	11,528
1,900	e*	ICU Medical, Inc	74,480
5,872	e*	Illumina, Inc	172,050
1,100	e	Invacare Corp	19,184
2,899	e*	Kyphon, Inc	130,861
23,930	e*	LTX Corp	146,452
3,650	*	Medical Action Industries, Inc	87,235
900	e	Mentor Corp	41,400
3,100	*	MKS Instruments, Inc	79,112
1,300		Movado Group, Inc	38,285
3,617	e	MTS Systems Corp	140,484
1,800	e*	Neurometrix, Inc	17,478
4,000	*	Newport Corp	65,480
1,100	*	Nextest Systems Corp	15,400
4,695	e*	Palomar Medical Technologies, Inc	187,565
2,100	e*	SonoSite, Inc	59,346
11,500		STERIS Corp	305,440
1,200	e*	Symmetry Medical, Inc	19,596
2,100	e*	Teledyne Technologies, Inc	78,624
1,900	e	United Industrial Corp	104,880
5,828	*	Varian, Inc	339,539
2,026	*	Ventana Medical Systems, Inc	84,889
1,200	*	Viasys Healthcare, Inc	40,788
400		Vital Signs, Inc	20,792
1,400	*	Wright Medical Group, Inc	31,206
322	e	Young Innovations, Inc	8,765
3,500	*	Zoll Medical Corp	93,275
2,800	*	Zygo Corp	44,828

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	3,308,576

INSURANCE AGENTS, BROKERS AND SERVICE - 0.04%
100	e	Hilb Rogal & Hobbs Co	4,905
624		James River Group, Inc	19,537

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	24,442

INSURANCE CARRIERS - 3.05%
2,046		Affirmative Insurance Holdings, Inc	35,396
147	*	American Physicians Capital, Inc	5,892
9,900	*	AMERIGROUP Corp	300,960
3,300	*	Argonaut Group, Inc	106,788
1,100		Bristol West Holdings, Inc	24,387
400		EMC Insurance Group, Inc	10,320

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,200	*	Employers Holdings, Inc	$24,024
182		Harleysville Group, Inc	5,913
1,200	e*	HealthExtras, Inc	34,536
11,500	*	Healthspring, Inc	270,825
1,600		Horace Mann Educators Corp	32,880
16,500	e*	Meadowbrook Insurance Group, Inc	181,335
8,300	e*	Molina Healthcare, Inc	253,897
700	*	Navigators Group, Inc	35,119
100		NYMAGIC, Inc	4,085
6,900	e	Odyssey Re Holdings Corp	271,239
1,120		Ohio Casualty Corp	33,544
2,500		Phoenix Cos, Inc	34,700
2,900		Safety Insurance Group, Inc	116,348
1,200	e*	SCPIE Holdings, Inc	27,240
400		Selective Insurance Group, Inc	10,184

		TOTAL INSURANCE CARRIERS	1,819,612

LEATHER AND LEATHER PRODUCTS - 0.65%
8,100		Steven Madden Ltd	236,520
2,000	e*	Timberland Co (Class A)	52,060
3,500	e	Wolverine World Wide, Inc	99,995

		TOTAL LEATHER AND LEATHER PRODUCTS	388,575

LUMBER AND WOOD PRODUCTS - 0.49%
1,300	e	American Woodmark Corp	47,788
13,400	e*	Champion Enterprises, Inc	117,920
2,600	e	Universal Forest Products, Inc	128,830

		TOTAL LUMBER AND WOOD PRODUCTS	294,538

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.37%
700		Blyth, Inc	14,777
2,200	e	Callaway Golf Co	34,672
6,700	e*	K2, Inc	81,003
3,100	e	Nautilus, Inc	47,833
1,000	*	RC2 Corp	40,390

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	218,675

MISCELLANEOUS RETAIL - 1.30%
17,100	*	Ezcorp, Inc (Class A)	251,883
2,100	e	Longs Drug Stores Corp	108,444
3,092	*	Priceline.com, Inc	164,680
9,300	*	Stamps.com, Inc	133,641
2,700	e	Systemax, Inc	50,571
1,400		World Fuel Services Corp	64,764

		TOTAL MISCELLANEOUS RETAIL	773,983

MOTION PICTURES - 0.12%
1,840	*	Macrovision Corp	46,092
845	*	National CineMedia, Inc	22,562

		TOTAL MOTION PICTURES	68,654

NONDEPOSITORY INSTITUTIONS - 0.95%
16,200	e	Advance America Cash Advance Centers, Inc	249,318
5,600	*	Doral Financial Corp	9,184
200	b,v*	DVI, Inc	—

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,900	e	MCG Capital Corp	$35,644
500	e	NGP Capital Resources Co	7,905
16,100	e*	Ocwen Financial Corp	207,207
4,600	e*	United PanAm Financial Corp	57,500

		TOTAL NONDEPOSITORY INSTITUTIONS	566,758

OIL AND GAS EXTRACTION - 2.25%
2,611	e*	Atlas America, Inc	147,495
9,500	e*	Basic Energy Services, Inc	221,350
2,000	e*	Bill Barrett Corp	64,820
7,300	e*	Callon Petroleum Co	99,061
2,100	*	Complete Production Services, Inc	41,811
1,800	*	Dawson Geophysical Co	89,154
6,700	*	EXCO Resources, Inc	111,086
1,300	e*	GeoGlobal Resources, Inc	7,943
11,000	e*	Grey Wolf, Inc	73,700
400	*	Harvest Natural Resources, Inc	3,896
178	e*	Hercules Offshore, Inc	4,674
4,800	*	Meridian Resource Corp	11,568
200	m,v*	PetroCorp	(0)
6,700	e*	PetroHawk Energy Corp	88,239
400	e*	Petroleum Development Corp	21,428
7,800	e*	Petroquest Energy, Inc	91,182
3,759	e*	RAM Energy Resources, Inc	17,404
800	*	Swift Energy Co	33,416
4,770	e*	Trico Marine Services, Inc	177,730
300	*	Union Drilling, Inc	4,260
2,400	e*	Vaalco Energy, Inc	12,432
900	*	Venoco, Inc	16,074

		TOTAL OIL AND GAS EXTRACTION	1,338,723

PAPER AND ALLIED PRODUCTS - 0.21%
2,400	e	Bowater, Inc	57,168
200	*	Cenveo, Inc	4,860
900		Longview Fibre Co	22,167
1,200		Rock-Tenn Co (Class A)	39,840

		TOTAL PAPER AND ALLIED PRODUCTS	124,035

PETROLEUM AND COAL PRODUCTS - 0.30%
4,100	e	Alon USA Energy, Inc	148,420
800	e	Western Refining, Inc	31,216

		TOTAL PETROLEUM AND COAL PRODUCTS	179,636

PRIMARY METAL INDUSTRIES - 2.13%
3,500	*	AK Steel Holding Corp	81,865
3,100	e	Belden CDT, Inc	166,129
1,200		Chaparral Steel Co	69,804
8,000	*	CommScope, Inc	343,200
2,300	*	General Cable Corp	122,889
800	*	Lone Star Technologies, Inc	52,824
864		Matthews International Corp (Class A)	35,165
2,000	e	Mueller Industries, Inc	60,200
1,000		Olympic Steel, Inc	30,990
6,700	e	Quanex Corp	283,745
700	e*	Superior Essex, Inc	24,269

		TOTAL PRIMARY METAL INDUSTRIES	1,271,080

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

PRINTING AND PUBLISHING - 1.39%
9,400	e	American Greetings Corp (Class A)	$218,174
3,400		Belo (A.H.) Corp (Class A)	63,478
4,000	e*	Consolidated Graphics, Inc	296,200
2,500		John H Harland Co	128,075
8,300	e	Journal Register Co	49,468
2,325	*	Scholastic Corp	72,308

		TOTAL PRINTING AND PUBLISHING	827,703

REAL ESTATE - 0.00% **
100		California Coastal Communities, Inc	2,029

		TOTAL REAL ESTATE	2,029

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.89%
3,538	*	AEP Industries, Inc	152,133
2,000	e	Schulman (A.), Inc	47,120
3,600		Spartech Corp	105,624
4,900		West Pharmaceutical Services, Inc	227,507

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	532,384

SECURITY AND COMMODITY BROKERS - 0.62%
4,084		Calamos Asset Management, Inc (Class A)	91,155
1,000	e	International Securities Exchange, Inc	48,800
13,000	*	Knight Capital Group, Inc (Class A)	205,920
400	*	Piper Jaffray Cos	24,776

		TOTAL SECURITY AND COMMODITY BROKERS	370,651

SOCIAL SERVICES - 0.15%
1,367	*	Bright Horizons Family Solutions, Inc	51,604
2,002	*	Res-Care, Inc	35,035

		TOTAL SOCIAL SERVICES	86,639

SPECIAL TRADE CONTRACTORS - 0.29%
1,100		Comfort Systems USA, Inc	13,178
2,400	e*	EMCOR Group, Inc	141,552
800	*	Integrated Electrical Services, Inc	19,784

		TOTAL SPECIAL TRADE CONTRACTORS	174,514

STONE, CLAY, AND GLASS PRODUCTS - 0.08%
5,900	e*	US Concrete, Inc	46,138

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	46,138

TEXTILE MILL PRODUCTS - 0.10%
1,200		Oxford Industries, Inc	59,328

		TOTAL TEXTILE MILL PRODUCTS	59,328

TRANSPORTATION BY AIR - 0.48%
21,533	*	ABX Air, Inc	147,501
200	*	Air Methods Corp	4,804
100	e*	Airtran Holdings, Inc	1,027
998	*	EGL, Inc	39,551
1,700	*	ExpressJet Holdings, Inc	9,928
3,994	e*	Mesa Air Group, Inc	30,075

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,700	*	Republic Airways Holdings, Inc	$39,032
500	e	Skywest, Inc	13,415

		TOTAL TRANSPORTATION BY AIR	285,333

TRANSPORTATION EQUIPMENT - 2.50%
7,000	e	A.O. Smith Corp	267,540
2,100	*	Aftermarket Technology Corp	50,988
8,900	e	ArvinMeritor, Inc	162,425
1,987	e*	BE Aerospace, Inc	62,988
1,400	e	Clarcor, Inc	44,520
1,460	e	Freightcar America, Inc	70,328
5,500	e	Group 1 Automotive, Inc	218,735
1,709	e	Kaman Corp	39,837
600	*	Miller Industries, Inc	13,086
5,500	*	Orbital Sciences Corp	103,070
1,100	e	Polaris Industries, Inc	52,778
1,100	e	Triumph Group, Inc	60,874
21,600	*	Visteon Corp	184,464
3,800	e	Wabash National Corp	58,596
2,900		Westinghouse Air Brake Technologies Corp	100,021

		TOTAL TRANSPORTATION EQUIPMENT	1,490,250

TRANSPORTATION SERVICES - 0.73%
400	e*	Dynamex, Inc	10,176
2,558	*	HUB Group, Inc (Class A)	74,156
3,700	e*	Lear Corp	135,087
7,990	e	Pacer International, Inc	215,251

		TOTAL TRANSPORTATION SERVICES	434,670

TRUCKING AND WAREHOUSING - 0.40%
700	*	Old Dominion Freight Line	20,167
1,300	*	P.A.M. Transportation Services, Inc	26,806
2,300	*	Quality Distribution, Inc	19,895
516	*	Saia, Inc	12,255
9,211	*	U.S. Xpress Enterprises, Inc (Class A)	158,982

		TOTAL TRUCKING AND WAREHOUSING	238,105

WATER TRANSPORTATION - 0.22%
3,900		Horizon Lines, Inc (Class A)	127,998

		TOTAL WATER TRANSPORTATION	127,998

WHOLESALE TRADE-DURABLE GOODS - 2.43%
9,152	e	Agilysys, Inc	205,645
11,200	e	Applied Industrial Technologies, Inc	274,848
2,800	e	BlueLinx Holdings, Inc	29,400
2,750	e	Building Material Holding Corp	49,803
300	e	Castle (A.M.) & Co	8,808
985	*	Digi International, Inc	12,510
14,400		IKON Office Solutions, Inc	206,928
7,170	*	Insight Enterprises, Inc	128,917
7,170	*	Keystone Automotive Industries, Inc	241,629
6,500		Owens & Minor, Inc	238,745
3,900	*	Tyler Technologies, Inc	49,530

		TOTAL WHOLESALE TRADE-DURABLE GOODS	1,446,763

TIAA-CREF LIFE FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

WHOLESALE TRADE-NONDURABLE GOODS - 2.10%
30,800	e*	Alliance One International, Inc	$284,283
2,800	e	Andersons, Inc	124,320
2,435	e*	Central European Distribution Corp	70,883
400	e*	Core-Mark Holding Co, Inc	14,272
1,100	*	Hain Celestial Group, Inc	33,077
2,800	e	Men’s Wearhouse, Inc	131,740
6,200		Myers Industries, Inc	115,816
2,371		Spartan Stores, Inc	63,543
4,200	e	Stride Rite Corp	64,638
5,770	*	United Stationers, Inc	345,738

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,248,310

		TOTAL COMMON STOCKS (Cost $54,717,764)	59,054,568

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 28.59%
U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.62%
$ 370,000	d	Federal Home Loan Bank, 4.900%, 04/02/07	369,849

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 27.97%
16,663,922		State Street Navigator Securities Lending Prime Portfolio	16,663,922

		TOTAL SHORT-TERM INVESTMENTS (Cost $17,033,871)	17,033,771

		TOTAL PORTFOLIO - 127.71% (Cost $71,751,635)	76,088,339

		OTHER ASSETS & LIABILITIES, NET - (27.71)%	(16,508,736)

		NET ASSETS - 100.00%	$59,579,603

*	Non-income producing

b	In bankruptcy

d	All or a portion of these securities have beeen segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $416,326.

e	All or a portion of these securities are out on loan.

m	Indicates a security has been deemed illiquid.

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Stock Index Fund

TIAA-CREF LIFE FUNDS

STOCK INDEX FUND

STATEMENT OF INVESTMENTS (unuadited)

March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.67%
AGRICULTURAL PRODUCTION-CROPS - 0.00% **
439	e*	Chiquita Brands International, Inc	$6,155

		TOTAL AGRICULTURAL PRODUCTION-CROPS	6,155

AGRICULTURAL PRODUCTION-LIVESTOCK - 0.01%
439	e	Pilgrim’s Pride Corp	14,570
4	e	Seaboard Corp	9,040

		TOTAL AGRICULTURAL PRODUCTION-LIVESTOCK	23,610

AMUSEMENT AND RECREATION SERVICES - 0.25%
3,008	*	Activision, Inc	56,972
604	e*	Bally Technologies, Inc	14,242
409	e,v*	Bally Total Fitness Holding Corp	814
218	e*	Century Casinos, Inc	1,799
134	e	Churchill Downs, Inc	6,082
267		Dover Downs Gaming & Entertainment, Inc	3,439
67	e	Dover Motorsports, Inc	352
2,010		Harrah’s Entertainment, Inc	169,745
479		International Speedway Corp (Class A)	24,764
250	e*	Lakes Entertainment, Inc	2,788
256	e*	Leapfrog Enterprises, Inc	2,739
332	e*	Life Time Fitness, Inc	17,068
749	*	Live Nation, Inc	16,523
500	*	Magna Entertainment Corp	1,820
457	e*	Marvel Entertainment, Inc	12,682
194	e*	MTR Gaming Group, Inc	2,537
488	e*	Multimedia Games, Inc	5,807
786	*	Penn National Gaming, Inc	33,342
573	*	Pinnacle Entertainment, Inc	16,657
1,200	e*	Six Flags, Inc	7,212
164	e	Speedway Motorsports, Inc	6,355
1,006		Warner Music Group Corp	17,162
859		Westwood One, Inc	5,901
295	e*	WMS Industries, Inc	11,576
100		World Wrestling Entertainment, Inc	1,630

		TOTAL AMUSEMENT AND RECREATION SERVICES	440,008

APPAREL AND ACCESSORY STORES - 0.73%
944	e	Abercrombie & Fitch Co (Class A)	71,442
589	*	Aeropostale, Inc	23,695
1,845		American Eagle Outfitters, Inc	55,332
840	*	AnnTaylor Stores Corp	32,575
519	e	Bebe Stores, Inc	9,020
243		Brown Shoe Co, Inc	10,206
97	e	Buckle, Inc	3,463
300	*	Cache, Inc	5,325
528	e*	Carter’s, Inc	13,380
318	e*	Casual Male Retail Group, Inc	3,762
325	e	Cato Corp (Class A)	7,602
270	*	Charlotte Russe Holding, Inc	7,795
1,400	*	Charming Shoppes, Inc	18,130
1,896	e*	Chico’s FAS, Inc	46,319
222	e*	Children’s Place Retail Stores, Inc	12,379
390	e	Christopher & Banks Corp	7,593

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100	e*	Citi Trends, Inc	$4,274
1,078		Claire’s Stores, Inc	34,625
46	e	DEB Shops, Inc	1,246
600	*	Dress Barn, Inc	12,486
200	e*	DSW, Inc (Class A)	8,442
565		Finish Line, Inc (Class A)	7,119
1,692		Foot Locker, Inc	39,847
5,652		Gap, Inc	97,271
1,034	e*	Hanesbrands, Inc	30,389
450	e*	HOT Topic, Inc	4,995
180	e*	J Crew Group, Inc	7,230
242	e*	Jo-Ann Stores, Inc	6,595
180	e*	JOS A Bank Clothiers, Inc	6,363
3,721	e*	Kohl’s Corp	285,066
3,610	e	Limited Brands, Inc	94,077
140	*	New York & Co, Inc	2,211
2,561		Nordstrom, Inc	135,579
675	*	Pacific Sunwear Of California, Inc	14,060
800	*	Payless Shoesource, Inc	26,560
1,561		Ross Stores, Inc	53,698
66	*	Shoe Carnival, Inc	2,198
411		Stage Stores, Inc	9,580
500	*	Syms Corp	9,325
232	e	Talbots, Inc	5,480
359	e*	Tween Brands, Inc	12,823
200	e*	Under Armour, Inc (Class A)	10,260
1,138	*	Urban Outfitters, Inc	30,168
1,045	*	Wet Seal, Inc (Class A)	6,845

		TOTAL APPAREL AND ACCESSORY STORES	1,286,830

APPAREL AND OTHER TEXTILE PRODUCTS - 0.20%
165	e	Columbia Sportswear Co	10,281
400		Guess ?, Inc	16,196
377	*	Gymboree Corp	15,106
600	e*	Hartmarx Corp	4,440
1,470		Jones Apparel Group, Inc	45,173
300		Kellwood Co	8,799
1,080		Liz Claiborne, Inc	46,278
300	*	Maidenform Brands, Inc	6,921
562		Phillips-Van Heusen Corp	33,046
663		Polo Ralph Lauren Corp	58,443
1,142	e*	Quiksilver, Inc	13,247
141	e*	True Religion Apparel, Inc	2,290
885	e	VF Corp	73,119
488	*	Warnaco Group, Inc	13,859

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	347,198

AUTO REPAIR, SERVICES AND PARKING - 0.06%
100	e*	Amerco, Inc	6,999
100	e	Bandag, Inc	5,069
300	e	Central Parking Corp	6,654
268	e*	Dollar Thrifty Automotive Group, Inc	13,679
251	e*	Midas, Inc	5,414
73	e	Monro Muffler, Inc	2,562
544	*	PHH Corp	16,625
662	e	Ryder System, Inc	32,663
400	e*	Wright Express Corp	12,132

		TOTAL AUTO REPAIR, SERVICES AND PARKING	101,797

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.19%
1,182		Advance Auto Parts	45,566
64	e*	America’s Car-Mart, Inc	855
200	e	Asbury Automotive Group, Inc	5,650

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,989	*	Autonation, Inc	$42,246
594	*	Autozone, Inc	76,115
2,218	*	Carmax, Inc	54,430
817	*	Copart, Inc	22,884
495	e*	CSK Auto Corp	8,514
220	e	Lithia Motors, Inc (Class A)	6,030
200	e*	MarineMax, Inc	4,636
1,230	e*	O’Reilly Automotive, Inc	40,713
222	*	Rush Enterprises, Inc (Class A)	4,265
287		Sonic Automotive, Inc (Class A)	8,180
570		United Auto Group, Inc	11,571

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	331,655

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.88%
200	*	Builders FirstSource, Inc	3,214
798	e*	Central Garden and Pet Co (Class A)	11,731
1,396	e	Fastenal Co	48,930
23,341		Home Depot, Inc	857,548
17,182		Lowe’s Cos, Inc	541,061
1,327		Sherwin-Williams Co	87,635

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	1,550,119

BUSINESS SERVICES - 6.90%
523	e*	24/7 Real Media, Inc	4,200
4,200	e*	3Com Corp	16,422
128	e*	3D Systems Corp	2,804
403		Aaron Rents, Inc	10,655
347	e	ABM Industries, Inc	9,157
305	e*	Acacia Research (Acacia Technologies)	4,825
620	e*	Actuate Corp	3,236
841	e	Acxiom Corp	17,989
200	e	Administaff, Inc	7,040
6,562	*	Adobe Systems, Inc	273,635
300	*	Advent Software, Inc	10,461
1,024	*	Affiliated Computer Services, Inc (Class A)	60,293
455	e*	Agile Software Corp	3,162
1,682	*	Akamai Technologies, Inc	83,965
883	*	Alliance Data Systems Corp	54,410
221	e*	Altiris, Inc	7,273
283	e*	American Reprographics Co	8,713
357	*	AMN Healthcare Services, Inc	8,075
136	*	Ansoft Corp	4,303
374	e*	Ansys, Inc	18,988
829	e*	aQuantive, Inc	23,137
410		Arbitron, Inc	19,249
706	e*	Ariba, Inc	6,636
1,213	e*	Art Technology Group, Inc	2,814
600	*	Aspen Technology, Inc	7,800
96	*	Asset Acceptance Capital Corp	1,485
1,057	*	Audible, Inc	10,982
2,498	*	Autodesk, Inc	93,925
6,370		Automatic Data Processing, Inc	308,308
1,088	*	Avis Budget Group, Inc	29,724
484	*	Avocent Corp	13,053
140	e*	Bankrate, Inc	4,933
4,115	*	BEA Systems, Inc	47,693
2,100	e*	BearingPoint, Inc	16,086
1,400	e*	BISYS Group, Inc	16,044
479	e	Blackbaud, Inc	11,697
304	e*	Blackboard, Inc	10,223
195	e*	Blue Coat Systems, Inc	7,162
2,301	*	BMC Software, Inc	70,848
600	e*	Borland Software Corp	3,162

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300	*	Bottomline Technologies, Inc	$3,270
436		Brady Corp (Class A)	13,603
596		Brink’s Co	37,816
4,799		CA, Inc	124,342
357	e*	CACI International, Inc (Class A)	16,729
3,072	e*	Cadence Design Systems, Inc	64,696
554		Catalina Marketing Corp	17,495
854	e*	CBIZ, Inc	6,063
1,580	*	Ceridian Corp	55,047
644	e*	Cerner Corp	35,066
873	*	Checkfree Corp	32,379
972	e*	ChoicePoint, Inc	36,382
338	*	Chordiant Software, Inc	3,498
532	e*	Ciber, Inc	4,187
2,154	*	Citrix Systems, Inc	68,993
400	e*	Clear Channel Outdoor Holdings, Inc (Class A)	10,524
3,885	e*	CMGI, Inc	8,236
1,627	*	CNET Networks, Inc	14,171
250	*	Cogent Communications Group, Inc	5,907
473	e*	Cogent, Inc	6,362
459	e	Cognex Corp	9,946
1,528	*	Cognizant Technology Solutions Corp (Class A)	134,877
65		Computer Programs & Systems, Inc	1,743
1,830	e*	Computer Sciences Corp	95,398
4,261	e*	Compuware Corp	40,437
100	*	COMSYS IT Partners, Inc	1,990
241	e*	Concur Technologies, Inc	4,208
303	e*	Convera Corp (Class A)	951
1,524	*	Convergys Corp	38,725
183	e*	CoStar Group, Inc	8,176
400	*	Covansys Corp	9,872
485	e*	CSG Systems International, Inc	12,135
500	e*	Cybersource Corp	6,255
110	*	DealerTrack Holdings, Inc	3,379
500		Deluxe Corp	16,765
500	*	Dendrite International, Inc	7,830
389	*	Digital River, Inc	21,492
664	*	DST Systems, Inc	49,933
1,405	e*	Earthlink, Inc	10,327
12,810	*	eBay, Inc	424,652
298	e*	Echelon Corp	3,141
518	e*	Eclipsys Corp	9,982
122	*	eCollege.com, Inc	2,190
575	e*	eFunds Corp	15,330
100	e*	Electro Rent Corp	1,440
3,477	e*	Electronic Arts, Inc	175,102
5,841		Electronic Data Systems Corp	161,679
149	e*	Emageon, Inc	1,639
1,889	e*	Emdeon Corp	28,580
698	e*	Epicor Software Corp	9,709
90	e*	EPIQ Systems, Inc	1,834
1,406	e	Equifax, Inc	51,249
313	e*	Equinix, Inc	26,802
248	e*	eSpeed, Inc (Class A)	2,356
1,464	e*	Evergreen Energy, Inc	9,618
2,495	e*	Expedia, Inc	57,834
460	*	F5 Networks, Inc	30,673
455	e	Factset Research Systems, Inc	28,597
771		Fair Isaac Corp	29,822
313	*	FalconStor Software, Inc	3,261
2,052		Fidelity National Information Services, Inc	93,284
113	*	First Advantage Corp (Class A)	2,709
8,529		First Data Corp	229,430

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,012	e*	Fiserv, Inc	$106,757
100	e*	Forrester Research, Inc	2,836
300	e	FTD Group, Inc	4,959
739	e*	Gartner, Inc	17,699
244	e*	Gerber Scientific, Inc	2,589
565	e*	Getty Images, Inc	27,476
252		Gevity HR, Inc	4,974
362	e*	Global Cash Access, Inc	6,042
2,292	*	Google, Inc (Class A)	1,050,103
180	e*	H&E Equipment Services, Inc	3,870
492	e	Healthcare Services Group	14,096
100	e	Heartland Payment Systems, Inc	2,364
200	*	Heidrick & Struggles International, Inc	9,690
326	*	Hudson Highland Group, Inc	5,082
570	e*	Hypercom Corp	3,397
600	*	Hyperion Solutions Corp	31,098
400	e*	i2 Technologies, Inc	9,600
213	*	iGate Corp	1,755
200	*	IHS, Inc (Class A)	8,222
2,143		IMS Health, Inc	63,561
392	*	Infocrossing, Inc	5,829
974	*	Informatica Corp	13,081
367	e*	Infospace, Inc	9,421
311		infoUSA, Inc	2,992
300	e*	Innovative Solutions & Support, Inc	7,596
109	e	Integral Systems, Inc	2,635
387	e	Interactive Data Corp	9,578
330	e*	Internap Network Services Corp	5,198
405	e*	Internet Capital Group, Inc	4,333
200	e	Interpool, Inc	4,884
4,750	e*	Interpublic Group of Cos, Inc	58,473
401	*	Interwoven, Inc	6,777
3,786	e*	Intuit, Inc	103,585
306	*	inVentiv Health, Inc	11,717
470	e*	Ipass, Inc	2,364
1,870	e*	Iron Mountain, Inc	48,863
800		Jack Henry & Associates, Inc	19,240
245	e*	JDA Software Group, Inc	3,682
6,156	*	Juniper Networks, Inc	121,150
308	e*	Jupitermedia Corp	2,039
500	e*	Keane, Inc	6,790
300	e	Kelly Services, Inc (Class A)	9,660
173	e*	Kenexa Corp	5,385
271	*	Kforce, Inc	3,732
508	*	Kinetic Concepts, Inc	25,725
155	e*	Knot, Inc	3,337
500	e*	Korn/Ferry International	11,470
398	e*	Kronos, Inc	21,293
550	e*	Labor Ready, Inc	10,445
953	e	Lamar Advertising Co (Class A)	60,010
1,343	e*	Lawson Software, Inc	10,865
638	*	Lionbridge Technologies	3,247
176	e*	LoJack Corp	3,340
570	*	Magma Design Automation, Inc	6,817
311	*	Manhattan Associates, Inc	8,531
958		Manpower, Inc	70,672
139	e*	Mantech International Corp (Class A)	4,644
215	*	Mapinfo Corp	4,328
206	e	Marchex, Inc (Class B)	3,156
150	e*	Marlin Business Services, Inc	3,282
669	e	Mastercard, Inc (Class A)	71,075
1,652	*	McAfee, Inc	48,040
824	e*	Mentor Graphics Corp	13,464

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

97,578		Microsoft Corp	$2,719,499
100	*	MicroStrategy, Inc (Class A)	12,639
300	e*	Midway Games, Inc	1,875
837	e	MoneyGram International, Inc	23,235
1,346	*	Monster Worldwide, Inc	63,760
1,049	*	Move, Inc	5,811
1,117	*	MPS Group, Inc	15,806
1,010	e*	NAVTEQ Corp	34,845
2,012	*	NCR Corp	96,113
213	e*	Neoware, Inc	2,145
400	*	Ness Technologies, Inc	5,112
371	e*	NetFlix, Inc	8,603
100	*	Netratings, Inc	2,080
100	*	Netscout Systems, Inc	905
310	e	NIC, Inc	1,662
4,067	*	Novell, Inc	29,364
1,532	e*	Nuance Communications, Inc	23,455
1,857		Omnicom Group, Inc	190,120
500	*	Omniture, Inc	9,115
282	*	On Assignment, Inc	3,500
222	e*	Online Resources Corp	2,546
903	e*	Opsware, Inc	6,547
43,541	*	Oracle Corp	789,398
500	e*	Packeteer, Inc	6,210
1,140	*	Parametric Technology Corp	21,763
300	e*	PDF Solutions, Inc	3,387
202	e*	PeopleSupport, Inc	2,313
187	*	Perficient, Inc	3,699
808	*	Perot Systems Corp (Class A)	14,439
300	*	Phase Forward, Inc	3,939
129	e*	Portfolio Recovery Associates, Inc	5,760
120	e*	PRA International	2,587
762	*	Premiere Global Services, Inc	8,550
395	*	Progress Software Corp	12,324
108	e	QAD, Inc	983
140	e	Quality Systems, Inc	5,600
829	*	Quest Software, Inc	13,488
237	e*	Radiant Systems, Inc	3,088
187	e*	Radisys Corp	3,056
1,300	e*	Raser Technologies, Inc	6,760
1,196	e*	RealNetworks, Inc	9,389
1,921	e*	Red Hat, Inc	44,049
100	e	Renaissance Learning, Inc	1,317
723	e*	Rent-A-Center, Inc	20,230
294	e*	Rewards Network, Inc	1,558
200	e*	RightNow Technologies, Inc	3,276
1,561		Robert Half International, Inc	57,773
225	e	Rollins, Inc	5,177
792	*	S1 Corp	4,752
264	e*	SafeNet, Inc	7,471
919	e*	Salesforce.com, Inc	39,352
700	e*	Sapient Corp	4,802
618	e*	Secure Computing Corp	4,759
3,353		ServiceMaster Co	51,603
101	e*	SI International, Inc	2,900
270	e*	Smith Micro Software, Inc	5,030
378	*	Sohu.com, Inc	8,101
542	*	SonicWALL, Inc	4,531
2,630	e*	Sonus Networks, Inc	21,224
660		Sotheby’s	29,357
624	*	Spherion Corp	5,504
200	*	SPSS, Inc	7,220
419	*	SRA International, Inc (Class A)	10,207

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100	e*	Startek, Inc	$979
73	e*	Stratasys, Inc	3,119
38,034	*	Sun Microsystems, Inc	228,584
1,054	*	Sybase, Inc	26,645
200	*	SYKES Enterprises, Inc	3,648
10,479	*	Symantec Corp	181,287
134	e*	SYNNEX Corp	2,846
1,602	e*	Synopsys, Inc	42,020
685	e*	Take-Two Interactive Software, Inc	13,796
200	e	TAL International Group, Inc	4,800
321		Talx Corp	10,635
300	*	TeleTech Holdings, Inc	11,007
196	e	TheStreet.com, Inc	2,401
787	e*	THQ, Inc	26,908
2,110	*	TIBCO Software, Inc	17,977
259		TNS, Inc	4,167
470	e	Total System Services, Inc	14,970
183	*	TradeStation Group, Inc	2,304
400	*	Transaction Systems Architects, Inc	12,956
100	*	Travelzoo, Inc	3,677
444	*	Trizetto Group, Inc	8,884
242	e*	Ultimate Software Group, Inc	6,338
3,451	*	Unisys Corp	29,092
750		United Online, Inc	10,523
710	e*	United Rentals, Inc	19,525
329	*	Universal Compression Holdings, Inc	22,267
979	e*	Valueclick, Inc	25,581
248	e*	Vasco Data Security International	4,432
2,796	e*	VeriSign, Inc	70,236
95	e*	Vertrue, Inc	4,570
263		Viad Corp	10,152
306	*	Vignette Corp	5,682
150	e*	Volt Information Sciences, Inc	3,929
6,131		Waste Management, Inc	210,968
456	*	WebEx Communications, Inc	25,928
51	e*	WebMD Health Corp (Class A)	2,684
481	e*	webMethods, Inc	3,458
564	e*	Websense, Inc	12,966
200	e*	WebSideStory, Inc	2,590
752	e*	Wind River Systems, Inc	7,475
348	e*	Witness Systems, Inc	9,379
15,524	*	Yahoo!, Inc	485,746

		TOTAL BUSINESS SERVICES	12,096,394

CHEMICALS AND ALLIED PRODUCTS - 9.14%
16,805		Abbott Laboratories	937,719
303	e*	Abraxis BioScience, Inc	8,093
300	e*	Acadia Pharmaceuticals, Inc	4,506
240	e*	Adams Respiratory Therapeutics, Inc	8,071
400	*	Adeza Biomedical Corp	9,552
409	e*	Adolor Corp	3,579
89	e*	Advanced Magnetics, Inc	5,364
2,539		Air Products & Chemicals, Inc	187,784
276	*	Albany Molecular Research, Inc	2,719
852		Albemarle Corp	35,222
887		Alberto-Culver Co	20,294
400	e*	Alexion Pharmaceuticals, Inc	17,296
1,451	e*	Alkermes, Inc	22,403
344	e*	Alnylam Pharmaceuticals, Inc	6,192
534	e*	Alpharma, Inc (Class A)	12,859
479	e*	American Oriental Bioengineering, Inc	4,498
146	e	American Vanguard Corp	2,495
12,952	*	Amgen, Inc	723,758

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,600	e*	Anadys Pharmaceuticals, Inc	$6,352
200	e	Arch Chemicals, Inc	6,244
492	e*	Arena Pharmaceuticals, Inc	5,343
600	e*	Array Biopharma, Inc	7,620
383	e*	Atherogenics, Inc	1,076
600	*	Auxilium Pharmaceuticals, Inc	8,808
288	e*	AVANIR Pharmaceuticals (Class A)	351
550	e*	Aventine Renewable Energy Holdings, Inc	10,021
1,026		Avery Dennison Corp	65,931
2,400	e*	AVI BioPharma, Inc	6,432
4,897		Avon Products, Inc	182,462
184	e	Balchem Corp	3,253
1,154	e*	Barr Pharmaceuticals, Inc	53,488
111	e*	Bentley Pharmaceuticals, Inc	909
249	e*	BioCryst Pharmaceuticals, Inc	2,084
800	e*	Bioenvision, Inc	3,272
3,890	*	Biogen Idec, Inc	172,638
967	*	BioMarin Pharmaceuticals, Inc	16,690
400	e*	Bradley Pharmaceuticals, Inc	7,676
21,671		Bristol-Myers Squibb Co	601,587
696	e	Cabot Corp	33,220
300	e*	Calgon Carbon Corp	2,493
206		Cambrex Corp	5,067
826		Celanese Corp (Series A)	25,474
300	e*	Cell Genesys, Inc	1,260
659	e*	Cephalon, Inc	46,927
700		CF Industries Holdings, Inc	26,985
788	e*	Charles River Laboratories International, Inc	36,453
149	e*	Chattem, Inc	8,782
2,512		Chemtura Corp	27,456
712	e	Church & Dwight Co, Inc	35,849
1,642		Clorox Co	104,579
5,699		Colgate-Palmolive Co	380,636
261	e*	Combinatorx, Inc	1,824
711	e*	Cubist Pharmaceuticals, Inc	15,692
912	e*	Cypress Bioscience, Inc	6,931
433		Cytec Industries, Inc	24,352
966		Dade Behring Holdings, Inc	42,359
614	e*	Dendreon Corp	7,939
131	e*	Digene Corp	5,556
10,662		Dow Chemical Co	488,959
10,221		Du Pont (E.I.) de Nemours & Co	505,224
698	*	Durect Corp	2,904
889	e	Eastman Chemical Co	56,300
1,962		Ecolab, Inc	84,366
10,897		Eli Lilly & Co	585,278
350	e*	Elizabeth Arden, Inc	7,637
1,500	e*	Emisphere Technologies, Inc	4,800
2,400	e*	Encysive Pharmaceuticals, Inc	6,504
400	e*	Enzon Pharmaceuticals, Inc	3,260
1,340	e	Estee Lauder Cos (Class A)	65,459
396	e	Ferro Corp	8,557
427		FMC Corp	32,209
3,697	e*	Forest Laboratories, Inc	190,174
5,105	*	Genentech, Inc	419,222
253	e*	Genitope Corp	1,050
1,467	e*	Genta, Inc	455
2,833	*	Genzyme Corp	170,037
400	e	Georgia Gulf Corp	6,484
1,012	e*	Geron Corp	7,084
4,958	e*	Gilead Sciences, Inc	379,287
400	*	GTx, Inc	8,160
600		H.B. Fuller Co	16,362

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

308	e*	Hana Biosciences, Inc	$588
1,169	*	Hercules, Inc	22,842
150	e*	Hi-Tech Pharmacal Co, Inc	1,672
1,633	*	Hospira, Inc	66,790
1,379	e*	Human Genome Sciences, Inc	14,645
982		Huntsman Corp	18,746
135	e*	Idenix Pharmaceuticals, Inc	985
398	e*	Idexx Laboratories, Inc	34,877
733	e*	ImClone Systems, Inc	29,884
676	e*	Immucor, Inc	19,895
507	e*	Indevus Pharmaceuticals, Inc	3,584
90	e	Innospec, Inc	5,187
314	e*	InterMune, Inc	7,743
990		International Flavors & Fragrances, Inc	46,748
307	*	Inverness Medical Innovations, Inc	13,440
583	*	Invitrogen Corp	37,108
230	*	Keryx Biopharmaceuticals, Inc	2,420
2,581	*	King Pharmaceuticals, Inc	50,768
100		Koppers Holdings, Inc	2,566
56	e	Kronos Worldwide, Inc	1,839
360	e*	KV Pharmaceutical Co (Class A)	8,903
722	e	Lubrizol Corp	37,205
2,270	e	Lyondell Chemical Co	68,032
287		MacDermid, Inc	10,008
342	e	Mannatech, Inc	5,492
300	e*	MannKind Corp	4,290
338	*	Martek Biosciences Corp	6,969
1,476	e*	Medarex, Inc	19,099
547	*	Medicines Co	13,719
596	e	Medicis Pharmaceutical Corp (Class A)	18,369
600	e*	Medifast, Inc	4,296
2,715	e*	Medimmune, Inc	98,799
24,044		Merck & Co, Inc	1,062,023
172	e	Meridian Bioscience, Inc	4,775
792	*	MGI Pharma, Inc	17,796
3,429	e*	Millennium Pharmaceuticals, Inc	38,953
246	e	Minerals Technologies, Inc	15,291
800	e*	Momenta Pharmaceuticals, Inc	10,368
6,012		Monsanto Co	330,420
1,731	*	Mosaic Co	46,148
2,436	e	Mylan Laboratories, Inc	51,497
612	e*	Nabi Biopharmaceuticals	3,250
1,156		Nalco Holding Co	27,628
187	e*	Nastech Pharmaceutical Co, Inc	2,018
580	*	NBTY, Inc	30,763
559	*	Neurocrine Biosciences, Inc	6,988
200	*	New River Pharmaceuticals, Inc	12,726
154		NewMarket Corp	6,263
113	e	NL Industries, Inc	1,232
202	e*	Northfield Laboratories, Inc	729
665	e*	Novavax, Inc	1,722
200	*	Noven Pharmaceuticals, Inc	4,640
693	e*	NPS Pharmaceuticals, Inc	2,349
671	e*	Nuvelo, Inc	2,469
739		Olin Corp	12,519
298	*	OM Group, Inc	13,315
448	*	Omnova Solutions, Inc	2,446
450	e*	Onyx Pharmaceuticals, Inc	11,178
360	*	OraSure Technologies, Inc	2,646
596	e*	OSI Pharmaceuticals, Inc	19,668
235	e*	Pacific Ethanol, Inc	4,002
300	*	Pain Therapeutics, Inc	2,352
540	e*	Panacos Pharmaceuticals, Inc	2,500

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

364	e*	Par Pharmaceutical Cos, Inc	$9,144
270	e*	Parexel International Corp	9,712
200	e*	Parlux Fragrances, Inc	1,116
1,273	*	PDL BioPharma, Inc	27,624
252	e*	Penwest Pharmaceuticals Co	2,540
1,869	e*	Peregrine Pharmaceuticals, Inc	1,832
889	e	Perrigo Co	15,700
199	e*	PetMed Express, Inc	2,358
80,712		Pfizer, Inc	2,038,785
258	e*	Pharmion Corp	6,783
118	e*	Pioneer Cos, Inc	3,262
965	*	PolyOne Corp	5,887
200	e*	Pozen, Inc	2,950
1,902		PPG Industries, Inc	133,730
3,615		Praxair, Inc	227,600
400	e*	Prestige Brands Holdings, Inc	4,740
36,086		Procter & Gamble Co	2,279,192
300	*	Progenics Pharmaceuticals, Inc	7,104
333	e*	Quidel Corp	3,996
204	*	Renovis, Inc	714
1,643	e,v*	Revlon, Inc (Class A)	1,725
300	*	Rockwood Holdings, Inc	8,304
1,890		Rohm & Haas Co	97,751
1,300		RPM International, Inc	30,030
382	e*	Salix Pharmaceuticals Ltd	4,813
492	e*	Santarus, Inc	3,464
16,173		Schering-Plough Corp	412,573
375	e*	Sciele Pharma, Inc	8,880
464	e	Scotts Miracle-Gro Co (Class A)	20,430
600	e	Sensient Technologies Corp	15,468
1,184	*	Sepracor, Inc	55,210
1,508		Sigma-Aldrich Corp	62,612
100	e	Stepan Co	2,625
900	e*	SuperGen, Inc	5,310
147	e*	SurModics, Inc	5,292
251	e*	Tanox, Inc	4,709
445		Tronox, Inc (Class B)	6,221
500	e	UAP Holding Corp	12,925
240	*	United Therapeutics Corp	12,907
92	e*	USANA Health Sciences, Inc	4,312
864	*	USEC, Inc	14,040
1,091	e*	Valeant Pharmaceuticals International	18,863
1,088	e	Valspar Corp	30,279
868	*	VCA Antech, Inc	31,517
400	e*	Verasun Energy Corp	7,948
1,500	*	Vertex Pharmaceuticals, Inc	42,060
739	*	Viropharma, Inc	10,605
1,006	e*	Watson Pharmaceuticals, Inc	26,589
220	e	Westlake Chemical Corp	5,973
802	e*	WR Grace & Co	21,189
14,763		Wyeth	738,593
200	e*	Xenoport, Inc	5,572
405	*	Zymogenetics, Inc	6,302

		TOTAL CHEMICALS AND ALLIED PRODUCTS	16,012,289

COAL MINING - 0.17%
565	e*	Alpha Natural Resources, Inc	8,831
1,502	e	Arch Coal, Inc	46,096
1,992		Consol Energy, Inc	77,947
1,234	e*	International Coal Group, Inc	6,479
1,173	e*	James River Coal Co	8,762
848	e	Massey Energy Co	20,344
2,820		Peabody Energy Corp	113,477

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

220		Penn Virginia Corp	$16,148

		TOTAL COAL MINING	298,084

COMMUNICATIONS - 4.76%
463	e	Alaska Communications Systems Group, Inc	6,829
3,902		Alltel Corp	241,924
4,519	*	American Tower Corp (Class A)	176,015
356	e*	Anixter International, Inc	23,475
69,037		AT&T, Inc	2,722,129
200	*	Audiovox Corp (Class A)	2,946
5,053	*	Avaya, Inc	59,676
552	e*	Brightpoint, Inc	6,315
2,359		Cablevision Systems Corp (Class A)	71,784
178	e*	Cbeyond Communications, Inc	5,221
100	e*	Centennial Communications Corp	823
1,303		CenturyTel, Inc	58,883
5,710	e*	Charter Communications, Inc (Class A)	15,931
3,005	*	Cincinnati Bell, Inc	14,124
575	e	Citadel Broadcasting Corp	5,468
3,932		Citizens Communications Co	58,783
5,622		Clear Channel Communications, Inc	196,995
32,084	*	Comcast Corp (Class A)	832,580
300	e	Consolidated Communications Holdings, Inc	5,967
3,167	e*	Covad Communications Group, Inc	4,022
496	e*	Cox Radio, Inc (Class A)	6,770
2,433	e*	Crown Castle International Corp	78,172
200	e*	Crown Media Holdings, Inc (Class A)	1,066
185	e	CT Communications, Inc	4,459
160	*	CTC Media, Inc	4,109
671	e*	Cumulus Media, Inc (Class A)	6,294
8,759	*	DIRECTV Group, Inc	202,070
1,770	e*	Dobson Communications Corp (Class A)	15,204
2,121	*	EchoStar Communications Corp (Class A)	92,115
1,622		Embarq Corp	91,400
521	e	Emmis Communications Corp (Class A)	4,397
421	e	Entercom Communications Corp (Class A)	11,864
810	*	Entravision Communications Corp (Class A)	7,565
300	e	Fairpoint Communications, Inc	5,763
1,894	e*	FiberTower Corp	9,830
52	e*	Fisher Communications, Inc	2,527
1,429	e*	Foundry Networks, Inc	19,392
464	e*	General Communication, Inc (Class A)	6,496
694		Global Payments, Inc	23,638
229		Golden Telecom, Inc	12,682
420	e	Gray Television, Inc	4,376
260	*	Harris Stratex Networks, Inc (Class A)	4,989
327		Hearst-Argyle Television, Inc	8,891
2,006	e*	IAC/InterActiveCorp	75,646
614	e	IDT Corp (Class B)	6,969
167	e*	InPhonic, Inc	1,820
400	e	Iowa Telecommunications Services, Inc	8,000
180	*	iPCS, Inc	8,818
500	e*	j2 Global Communications, Inc	13,860
479	*	Leap Wireless International, Inc	31,604
16,553	e*	Level 3 Communications, Inc	100,973
4,351	e*	Liberty Global, Inc (Class A)	143,278
1,537	*	Liberty Media Corp - Capital (Series A)	169,977
7,188	*	Liberty Media Holding Corp (Interactive A)	171,218
296	*	Lightbridge, Inc	5,201
281	e*	Lin TV Corp (Class A)	4,468
100	e*	Lodgenet Entertainment Corp	3,072
573	e*	Mastec, Inc	6,309
493	e*	Mediacom Communications Corp (Class A)	4,013

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

679	e*	NeuStar, Inc (Class A)	$19,311
1,698	*	NII Holdings, Inc	125,958
158	e	North Pittsburgh Systems, Inc	3,440
555	e*	Novatel Wireless, Inc	8,902
200		NTELOS Holdings Corp	3,844
1,230	e*	PAETEC Holding Corp	12,890
17,203	e*	Qwest Communications International, Inc	154,655
888	*	Radio One, Inc (Class D)	5,736
242	e*	RCN Corp	6,183
87	e	Salem Communications Corp (Class A)	1,088
389	e*	SAVVIS, Inc	18,625
1,078	*	SBA Communications Corp (Class A)	31,855
58	e	Shenandoah Telecom Co	2,731
383	e	Sinclair Broadcast Group, Inc (Class A)	5,917
300	e*	Spanish Broadcasting System, Inc (Class A)	1,200
31,830		Sprint Nextel Corp	603,497
122	e	SureWest Communications	3,034
182	e*	Syniverse Holdings, Inc	1,918
1,250		Telephone & Data Systems, Inc	74,525
500	e*	Terremark Worldwide, Inc	4,030
932	e*	TiVo, Inc	5,918
200	*	US Cellular Corp	14,690
250		USA Mobility, Inc	4,983
32,137	e	Verizon Communications, Inc	1,218,635
336	e*	Vonage Holdings Corp	1,159
4,775		Windstream Corp	70,145
1,081	e*	Wireless Facilities, Inc	1,405
3,340	e*	XM Satellite Radio Holdings, Inc (Class A)	43,153

		TOTAL COMMUNICATIONS	8,338,612

DEPOSITORY INSTITUTIONS - 9.59%
121		1st Source Corp	3,166
164		Alabama National Bancorp	11,613
200		Amcore Financial, Inc	6,350
107	e	AmericanWest Bancorp	2,305
108	e	Ameris Bancorp	2,644
300		Anchor Bancorp Wisconsin, Inc	8,505
142	e	Arrow Financial Corp	3,181
1,438		Associated Banc-Corp	48,317
1,046		Astoria Financial Corp	27,813
130	e	Bancfirst Corp	6,025
117	e*	Bancorp, Inc	3,042
823	e	Bancorpsouth, Inc	20,122
106	e	BancTrust Financial Group, Inc	2,243
838		Bank Mutual Corp	9,528
50,247		Bank of America Corp	2,563,602
156	e	Bank of Granite Corp	2,795
555		Bank of Hawaii Corp	29,432
8,288		Bank of New York Co, Inc	336,078
102	e	Bank of the Ozarks, Inc	2,929
452	e	BankAtlantic Bancorp, Inc (Class A)	4,954
300	e	BankFinancial Corp	4,881
400		BankUnited Financial Corp (Class A)	8,484
79	e	Banner Corp	3,282
6,045		BB&T Corp	247,966
57	e	Berkshire Hills Bancorp, Inc	1,918
400	e*	BFC Financial Corp (Class A)	1,760
237		BOK Financial Corp	11,738
381	e	Boston Private Financial Holdings, Inc	10,637
668	e	Brookline Bancorp, Inc	8,464
64	e	Cadence Financial Corp	1,280
74	e	Camden National Corp	3,212
101	e	Capital City Bank Group, Inc	3,363

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

93	e	Capital Corp of the West	$2,469
140	e	Capitol Bancorp Ltd	5,159
332	e	Capitol Federal Financial	12,553
300	e	Cardinal Financial Corp	2,994
303	e	Cascade Bancorp	7,860
518	e	Cathay General Bancorp	17,602
600	e*	Centennial Bank Holdings, Inc	5,190
121		Center Financial Corp	2,392
311		Central Pacific Financial Corp	11,373
234	e	Chemical Financial Corp	6,971
453		Chittenden Corp	13,676
54,781		Citigroup, Inc	2,812,457
955		Citizens Banking Corp	21,163
93	e	Citizens First Bancorp, Inc	2,118
121	e	City Bank	3,885
155	e	City Holding Co	6,270
477		City National Corp	35,107
146	e	Coastal Financial Corp	2,282
150	e	CoBiz, Inc	2,986
1,743	e	Colonial Bancgroup, Inc	43,139
107	e	Columbia Bancorp	2,569
170	e	Columbia Banking System, Inc	5,734
1,867		Comerica, Inc	110,377
2,004		Commerce Bancorp, Inc	66,893
871		Commerce Bancshares, Inc	42,078
400	e	Community Bank System, Inc	8,368
245	e	Community Banks, Inc	5,848
139	e	Community Trust Bancorp, Inc	5,036
1,357		Compass Bancshares, Inc	93,362
400	e	Corus Bankshares, Inc	6,824
656	e	Cullen/Frost Bankers, Inc	34,328
616	e	CVB Financial Corp	7,330
309	e	Dime Community Bancshares	4,088
300	*	Dollar Financial Corp	7,590
257	e	Downey Financial Corp	16,587
663		East West Bancorp, Inc	24,378
90	e	Enterprise Financial Services Corp	2,520
331	*	Euronet Worldwide, Inc	8,891
100	e	Farmers Capital Bank Corp	2,938
5,313	e	Fifth Third Bancorp	205,560
100	e	First Bancorp	2,138
732		First Bancorp	9,706
150	e	First Busey Corp	3,214
700		First Charter Corp	15,050
55		First Citizens Bancshares, Inc (Class A)	11,055
739	e	First Commonwealth Financial Corp	8,683
270	e	First Community Bancorp, Inc	15,266
72	e	First Community Bancshares, Inc	2,808
315	e	First Financial Bancorp	4,760
189	e	First Financial Bankshares, Inc	7,904
188	e	First Financial Corp	5,819
133	e	First Financial Holdings, Inc	4,602
1,297	e	First Horizon National Corp	53,864
146	e	First Indiana Corp	3,190
315	e	First Merchants Corp	7,472
545	e	First Midwest Bancorp, Inc	20,029
1,301	e	First Niagara Financial Group, Inc	18,097
100	e	First Place Financial Corp	2,145
300	*	First Regional Bancorp	8,910
235	e	First Republic Bank	12,619
88	e	First South Bancorp, Inc	2,701
156	e	First State Bancorporation	3,518
208	e*	FirstFed Financial Corp	11,821

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

953		FirstMerit Corp	$20,118
485	e	Flagstar Bancorp, Inc	5,796
150	e	Flushing Financial Corp	2,434
594		FNB Corp	10,009
53	e	FNB Corp	1,899
215	e*	Franklin Bank Corp	3,842
700	e	Fremont General Corp	4,851
537	e	Frontier Financial Corp	13,398
1,944		Fulton Financial Corp	28,246
58		GB&T Bancshares, Inc	1,052
439	e	Glacier Bancorp, Inc	10,553
104	e	Great Southern Bancorp, Inc	3,045
543		Greater Bay Bancorp	14,601
95	e	Greene County Bancshares, Inc	3,221
294		Hancock Holding Co	12,930
384	e	Hanmi Financial Corp	7,319
302	e	Harleysville National Corp	5,382
158	e	Heartland Financial USA, Inc	4,227
126		Heritage Commerce Corp	3,212
140	e	Horizon Financial Corp	3,091
6,417	e	Hudson City Bancorp, Inc	87,784
2,866		Huntington Bancshares, Inc	62,622
125	e	IBERIABANK Corp	6,958
100	e	Independent Bank Corp	3,294
250	e	Independent Bank Corp	5,093
711	e	IndyMac Bancorp, Inc	22,787
161		Integra Bank Corp	3,589
613		International Bancshares Corp	18,188
579	*	Investors Bancorp, Inc	8,361
771		Investors Financial Services Corp	44,834
300	e	Irwin Financial Corp	5,592
242	e	ITLA Capital Corp	12,589
38,301		JPMorgan Chase & Co	1,853,002
227	e	Kearny Financial Corp	3,264
4,599	e	Keycorp	172,325
247	e	KNBT Bancorp, Inc	3,641
126	e	Lakeland Bancorp, Inc	1,707
92		Lakeland Financial Corp	2,088
838		M&T Bank Corp	97,065
120	e	Macatawa Bank Corp	2,208
445		MAF Bancorp, Inc	18,396
90	e	MainSource Financial Group, Inc	1,528
2,878	e	Marshall & Ilsley Corp	133,280
292	e	MB Financial, Inc	10,515
200	e	MBT Financial Corp	2,582
4,400		Mellon Financial Corp	189,816
57		Mercantile Bank Corp	1,851
200	e	Mid-State Bancshares	7,338
85	e	Midwest Banc Holdings, Inc	1,505
186	e	Nara Bancorp, Inc	3,257
100	e	NASB Financial, Inc	3,482
6,862		National City Corp	255,609
572	e	National Penn Bancshares, Inc	10,811
374	e	NBT Bancorp, Inc	8,763
523	e*	Net 1 UEPS Technologies, Inc	13,012
505	e*	NetBank, Inc	1,116
3,302	e	New York Community Bancorp, Inc	58,082
1,211		NewAlliance Bancshares, Inc	19,630
2,516		Northern Trust Corp	151,312
200	e	Northwest Bancorp, Inc	5,418
150		OceanFirst Financial Corp	2,603
869	e	Old National Bancorp	15,798
194	e	Old Second Bancorp, Inc	5,316

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100	e	Omega Financial Corp	$2,851
165		Oriental Financial Group, Inc	1,944
528	e	Pacific Capital Bancorp	16,959
165	e	Park National Corp	15,589
531	e	Partners Trust Financial Group, Inc	6,069
90	e	Pennfed Financial Services, Inc	1,950
75	e	Peoples Bancorp, Inc	1,981
615	e	People’s Bank	27,306
210	e	PFF Bancorp, Inc	6,369
200	e*	Pinnacle Financial Partners, Inc	6,102
126		Placer Sierra Bancshares	3,409
3,928		PNC Financial Services Group, Inc	282,698
2,895		Popular, Inc	47,941
150		Preferred Bank	5,882
210	e	Premierwest Bancorp	2,837
228	e	PrivateBancorp, Inc	8,336
328	e	Prosperity Bancshares, Inc	11,395
357	e	Provident Bankshares Corp	11,731
854		Provident Financial Services, Inc	14,902
421	e	Provident New York Bancorp	5,957
8,084	e	Regions Financial Corp	285,931
195	e	Renasant Corp	4,813
120	e	Republic Bancorp, Inc (Class A)	2,713
47	e	Royal Bancshares of Pennsylvania (Class A)	1,116
300	e	S&T Bancorp, Inc	9,912
210	e	S.Y. Bancorp, Inc	5,221
250		Sandy Spring Bancorp, Inc	8,660
121		Santander BanCorp	2,131
75	e	SCBT Financial Corp	2,720
102	e	Seacoast Banking Corp of Florida	2,312
200		Security Bank Corp	4,028
93		Shore Bancshares, Inc	2,460
319	e*	Signature Bank	10,380
108	e	Simmons First National Corp (Class A)	3,248
1,107		Sky Financial Group, Inc	29,734
800	e	South Financial Group, Inc	19,776
110		Southside Bancshares, Inc	2,520
94		Southwest Bancorp, Inc	2,415
3,992	e	Sovereign Bancorp, Inc	101,556
3,739		State Street Corp	242,100
119		Sterling Bancorp	2,154
600		Sterling Bancshares, Inc	6,708
320	e	Sterling Financial Corp	7,104
434		Sterling Financial Corp	13,536
88	e	Suffolk Bancorp	2,841
128	e*	Sun Bancorp, Inc	2,380
4,056		SunTrust Banks, Inc	336,810
700	e*	Superior Bancorp	7,560
496	e	Susquehanna Bancshares, Inc	11,502
400	e*	SVB Financial Group	19,436
2,946		Synovus Financial Corp	95,274
66	e	Taylor Capital Group, Inc	2,310
1,433	e	TCF Financial Corp	37,774
1,297		TD Banknorth, Inc	41,711
300	e*	Texas Capital Bancshares, Inc	6,150
238		TierOne Corp	6,435
119	e	Tompkins Trustco, Inc	4,981
92		Trico Bancshares	2,178
626	e	Trustco Bank Corp NY	5,997
491		Trustmark Corp	13,768
940	e	UCBH Holdings, Inc	17,503
372	e	UMB Financial Corp	14,047
581	e	Umpqua Holdings Corp	15,553

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

103		Union Bankshares Corp	$2,672
682	e	UnionBanCal Corp	43,252
437	e	United Bankshares, Inc	15,308
335	e	United Community Banks, Inc	10,985
400		United Community Financial Corp	4,420
121	e	Univest Corp of Pennsylvania	2,997
19,564		US Bancorp	684,153
126	e	USB Holding Co, Inc	2,859
1,274	e	Valley National Bancorp	32,168
83	e	Vineyard National Bancorp	1,912
115	e*	Virginia Commerce Bancorp	2,490
100		Virginia Financial Group, Inc	2,593
1,166		W Holding Co, Inc	5,830
20,746		Wachovia Corp	1,142,067
1,234		Washington Federal, Inc	28,950
9,711	e	Washington Mutual, Inc	392,130
138	e	Washington Trust Bancorp, Inc	3,700
673		Webster Financial Corp	32,311
36,952		Wells Fargo & Co	1,272,257
200		WesBanco, Inc	6,174
185	e	West Bancorporation, Inc	2,792
200	e	West Coast Bancorp	6,394
390	e	Westamerica Bancorporation	18,786
143	e*	Western Alliance Bancorp	4,439
8,529		Western Union Co	187,212
167		Westfield Financial, Inc	1,790
750	e	Whitney Holding Corp	22,935
170	e	Willow Grove Bancorp, Inc	2,193
772		Wilmington Trust Corp	32,555
167	e	Wilshire Bancorp, Inc	2,739
248	e	Wintrust Financial Corp	11,063
100		WSFS Financial Corp	6,448
254		Yardville National Bancorp	9,223
1,154		Zions Bancorporation	97,536

		TOTAL DEPOSITORY INSTITUTIONS	16,808,181

EATING AND DRINKING PLACES - 0.93%
208	e*	AFC Enterprises	4,170
859		Applebees International, Inc	21,286
113	e*	BJ’s Restaurants, Inc	2,388
500		Bob Evans Farms, Inc	18,475
1,405		Brinker International, Inc	45,944
72	e*	Buffalo Wild Wings, Inc	4,586
274		Burger King Holdings, Inc	5,918
175	e*	California Pizza Kitchen, Inc	5,756
422		CBRL Group, Inc	19,539
343	*	CEC Entertainment, Inc	14,248
844	e*	Cheesecake Factory	22,493
378	*	Chipotle Mexican Grill, Inc (Class B)	21,697
622		CKE Restaurants, Inc	11,731
366	e*	Cosi, Inc	2,042
1,556		Darden Restaurants, Inc	64,092
949	e*	Denny’s Corp	4,650
400	*	Domino’s Pizza, Inc	12,988
182	e	IHOP Corp	10,674
339	*	Jack in the Box, Inc	23,435
587	e*	Krispy Kreme Doughnuts, Inc	5,982
273	e	Landry’s Restaurants, Inc	8,081
244	e*	Luby’s, Inc	2,384
127	*	McCormick & Schmick’s Seafood Restaurants, Inc	3,405
13,526		McDonald’s Corp	609,346
300	*	O’Charleys, Inc	5,787
667		OSI Restaurant Partners, Inc	26,347

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

200	e*	Papa John’s International, Inc	$5,880
277	e*	PF Chang’s China Bistro, Inc	11,601
361	*	Rare Hospitality International, Inc	10,862
150	e*	Red Robin Gourmet Burgers, Inc	5,823
661	e	Ruby Tuesday, Inc	18,905
200	e*	Ruth’s Chris Steak House, Inc	4,072
1,053	*	Sonic Corp	23,461
8,447	*	Starbucks Corp	264,898
400	e*	Steak N Shake Co	6,708
442	*	Texas Roadhouse, Inc (Class A)	6,299
2,075		Tim Hortons, Inc	63,122
672	e	Triarc Cos (Class B)	11,552
1,269		Wendy’s International, Inc	39,720
3,057		Yum! Brands, Inc	176,572

		TOTAL EATING AND DRINKING PLACES	1,626,919

EDUCATIONAL SERVICES - 0.13%
1,527	*	Apollo Group, Inc (Class A)	67,035
936	e*	Career Education Corp	28,548
942	e*	Corinthian Colleges, Inc	12,953
587	e	DeVry, Inc	17,228
191	e*	Educate, Inc	1,463
490	*	ITT Educational Services, Inc	39,930
522	*	Laureate Education, Inc	30,782
168	e	Strayer Education, Inc	21,000
228	e*	Universal Technical Institute, Inc	5,262

		TOTAL EDUCATIONAL SERVICES	224,201

ELECTRIC, GAS, AND SANITARY SERVICES - 4.28%
7,175	*	AES Corp	154,406
817		AGL Resources, Inc	34,902
1,721	*	Allegheny Energy, Inc	84,570
338		Allete, Inc	15,758
1,320		Alliant Energy Corp	59,162
2,531	*	Allied Waste Industries, Inc	31,865
2,371		Ameren Corp	119,261
200		American Ecology Corp	3,842
4,360		American Electric Power Co, Inc	212,550
4,594	*	Dynegy, Inc (Class A)	42,540
150	e	American States Water Co	5,531
1,501		Aqua America, Inc	33,697
3,770	*	Aquila, Inc	15,759
846		Atmos Energy Corp	26,463
600		Avista Corp	14,538
446	e	Black Hills Corp	16,399
250	e	CH Energy Group, Inc	12,173
2,309		CMS Energy Corp	41,100
148	e	California Water Service Group	5,671
100		Cascade Natural Gas Corp	2,635
100	*	Casella Waste Systems, Inc (Class A)	976
3,472		Centerpoint Energy, Inc	62,288
162	*	Clean Harbors, Inc	7,326
527		Cleco Corp	13,612
2,770		Consolidated Edison, Inc	141,436
1,978		Constellation Energy Group, Inc	171,987
1,225	*	Covanta Holding Corp	27,171
288	e	Crosstex Energy, Inc	8,280
1,147	e	DPL, Inc	35,660
2,041	e	DTE Energy Co	97,764
3,800		Dominion Resources, Inc	337,326
13,500		Duke Energy Corp	273,915
900	e	Duquesne Light Holdings, Inc	17,811
3,543		Edison International	174,068

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

7,776		El Paso Corp	$112,519
600	*	El Paso Electric Co	15,810
239		Empire District Electric Co	5,927
818		Energen Corp	41,628
1,611		Energy East Corp	39,244
57	e	EnergySouth, Inc	2,390
2,263		Entergy Corp	237,434
7,371	e	Exelon Corp	506,461
4,346		FPL Group, Inc	265,845
3,689	e	FirstEnergy Corp	244,359
791	e	Great Plains Energy, Inc	25,668
966	e	Hawaiian Electric Industries, Inc	25,106
200		ITC Holdings Corp	8,658
447		Idacorp, Inc	15,126
851	e	Integrys Energy Group, Inc	47,239
2,005		KeySpan Corp	82,506
1,159	e	Kinder Morgan, Inc	123,376
200		Laclede Group, Inc	6,216
1,959		MDU Resources Group, Inc	56,302
287	e	MGE Energy, Inc	10,177
2,871	e*	Mirant Corp	116,161
110	e	Markwest Hydrocarbon, Inc	6,820
282		Metal Management, Inc	13,028
1,450	*	NRG Energy, Inc	104,458
1,104	e	NSTAR	38,772
860	e	National Fuel Gas Co	37,204
300	e	New Jersey Resources Corp	15,015
2,768	e	NiSource, Inc	67,650
431	e	Nicor, Inc	20,869
379		NorthWestern Corp	13,428
1,671		Northeast Utilities	54,759
333	e	Northwest Natural Gas Co	15,208
983		OGE Energy Corp	38,140
1,227		Oneok, Inc	55,215
100	e	Ormat Technologies, Inc	4,196
300		Otter Tail Corp	10,272
3,908		PG&E Corp	188,639
681		PNM Resources, Inc	21,996
4,182		PPL Corp	171,044
1,997		Pepco Holdings, Inc	57,953
61	e*	Pico Holdings, Inc	2,605
969		Piedmont Natural Gas Co, Inc	25,562
200	e*	Pike Electric Corp	3,616
1,096		Pinnacle West Capital Corp	52,882
515	*	Plug Power, Inc	1,627
291	e	Portland General Electric Co	8,497
2,786		Progress Energy, Inc	140,526
600	m,v*	Progress Energy, Inc	6
2,815		Public Service Enterprise Group, Inc	233,758
1,370		Puget Energy, Inc	35,182
945		Questar Corp	84,303
3,326	*	Reliant Energy, Inc	67,584
2,091	e	Republic Services, Inc	58,172
115	e	Resource America, Inc (Class A)	2,717
1,389		SCANA Corp	59,963
138	e	SJW Corp	5,586
2,950		Sempra Energy	179,980
2,573	*	Sierra Pacific Resources	44,719
260	e	South Jersey Industries, Inc	9,893
8,171		Southern Co	299,467
1,008		Southern Union Co	30,633
398	e	Southwest Gas Corp	15,470
129	e	Southwest Water Co	1,860

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

569	e*	Stericycle, Inc	$46,374
671	e	Synagro Technologies, Inc	3,825
2,190		TECO Energy, Inc	37,690
5,101		TXU Corp	326,974
1,162		UGI Corp	31,037
256	e	UIL Holdings Corp	8,883
365		Unisource Energy Corp	13,706
807	e	Vectren Corp	23,080
514	e	WGL Holdings, Inc	16,438
724	*	Waste Connections, Inc	21,677
229	e*	Waste Services, Inc	2,276
1,015		Westar Energy, Inc	27,933
6,475		Williams Cos, Inc	184,279
1,298		Wisconsin Energy Corp	62,979
4,413	e	Xcel Energy, Inc	108,957

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	7,505,976

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 5.86%
200	*	Actel Corp	3,304
580	e	Acuity Brands, Inc	31,575
900	*	Adaptec, Inc	3,483
1,296	*	ADC Telecommunications, Inc	21,695
743		Adtran, Inc	18,092
395	e*	Advanced Analogic Technologies, Inc	2,599
618	*	Advanced Energy Industries, Inc	13,003
6,105	e*	Advanced Micro Devices, Inc	79,731
950	e*	Aeroflex, Inc	12,493
1,910	*	Agere Systems, Inc	43,204
3,835	e	Altera Corp	76,662
259	e*	American Superconductor Corp	3,489
1,200		Ametek, Inc	41,448
632	*	AMIS Holdings, Inc	6,920
1,105	*	Amkor Technology, Inc	13,790
974		Amphenol Corp (Class A)	62,891
523	e*	Anadigics, Inc	6,182
3,827		Analog Devices, Inc	131,993
1,708	*	Andrew Corp	18,088
9,353	*	Apple Computer, Inc	868,987
3,565	*	Applied Micro Circuits Corp	13,012
1,300	*	Arris Group, Inc	18,304
567	e*	Atheros Communications, Inc	13,568
4,854	*	Atmel Corp	24,416
395	e*	ATMI, Inc	12,075
1,823	e*	Avanex Corp	3,263
1,387	e*	Avnet, Inc	50,126
484		AVX Corp	7,357
353		Baldor Electric Co	13,322
100	e	Bel Fuse, Inc (Class B)	3,871
750	*	Benchmark Electronics, Inc	15,495
1,900	*	Bookham, Inc	4,313
5,140	*	Broadcom Corp (Class A)	164,840
4,603	*	Brocade Communications Systems, Inc	43,821
1,141	e*	Capstone Turbine Corp	1,209
1,200	e*	Carrier Access Corp	6,132
300	*	C-COR, Inc	4,158
266	e*	Ceradyne, Inc	14,561
500	*	Checkpoint Systems, Inc	11,830
302	e*	China BAK Battery, Inc	982
853	e*	Ciena Corp	23,841
67,067	*	Cisco Systems, Inc	1,712,221
200	e*	Color Kinetics, Inc	3,886
330	e*	Comtech Telecommunications Corp	12,781
5,030	e*	Conexant Systems, Inc	8,300

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

884	e*	Cree, Inc	$14,551
300	e	CTS Corp	4,146
300		Cubic Corp	6,492
1,519	*	Cypress Semiconductor Corp	28,177
179	e*	Diodes, Inc	6,238
273	e*	Ditech Networks, Inc	2,217
300	*	Dolby Laboratories, Inc (Class A)	10,353
289	*	DSP Group, Inc	5,491
179	e*	DTS, Inc	4,337
300	e*	Electro Scientific Industries, Inc	5,772
700	e*	Emcore Corp	3,500
9,132		Emerson Electric Co	393,498
161	e*	EMS Technologies, Inc	3,102
595	e*	Energizer Holdings, Inc	50,771
426	e*	Energy Conversion Devices, Inc	14,884
481	*	EnerSys	8,264
1,523	e*	Evergreen Solar, Inc	14,849
520	*	Exar Corp	6,885
1,414	*	Fairchild Semiconductor International, Inc	23,642
2,640	*	Finisar Corp	9,240
300	*	First Solar, Inc	15,603
234		Franklin Electric Co, Inc	10,881
600	e*	FuelCell Energy, Inc	4,716
3,003	*	Gemstar-TV Guide International, Inc	12,583
254	*	Genlyte Group, Inc	17,920
1,200	e*	GrafTech International Ltd	10,896
269	e*	Greatbatch, Inc	6,860
711		Harman International Industries, Inc	68,313
1,008	*	Harmonic, Inc	9,899
1,402		Harris Corp	71,432
1,016	e*	Hexcel Corp	20,168
140	e*	Hittite Microwave Corp	5,624
9,117		Honeywell International, Inc	419,929
378	e*	Hutchinson Technology, Inc	8,826
225	e*	Ikanos Communications, Inc	1,748
400		Imation Corp	16,152
2,142	*	Integrated Device Technology, Inc	33,030
63,785		Intel Corp	1,220,207
600	e*	Interdigital Communications Corp	19,002
735	e*	International Rectifier Corp	28,084
1,418		Intersil Corp (Class A)	37,563
200		Inter-Tel, Inc	4,728
359	e*	InterVoice, Inc	2,384
122	e*	iRobot Corp	1,595
257	e*	IXYS Corp	2,629
626	*	Jarden Corp	23,976
2,222	e*	JDS Uniphase Corp	33,841
789	*	Kemet Corp	6,036
1,326		L-3 Communications Holdings, Inc	115,985
151	*	Lamson & Sessions Co	4,196
1,300	e*	Lattice Semiconductor Corp	7,605
462	e	Lincoln Electric Holdings, Inc	27,517
3,217	e	Linear Technology Corp	101,625
200	e*	Littelfuse, Inc	8,120
124	e*	Loral Space & Communications, Inc	6,309
131	e	LSI Industries, Inc	2,193
4,112	e*	LSI Logic Corp	42,929
593	*	Mattson Technology, Inc	5,396
3,389	e	Maxim Integrated Products, Inc	99,637
158	e*	Maxwell Technologies, Inc	1,978
669	e*	Medis Technologies Ltd	11,313
1,564	*	MEMC Electronic Materials, Inc	94,747
223	e*	Mercury Computer Systems, Inc	3,093

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

300		Methode Electronics, Inc	$4,431
797	e*	Micrel, Inc	8,783
2,532		Microchip Technology, Inc	89,962
8,393	e*	Micron Technology, Inc	101,387
771	e*	Microsemi Corp	16,045
1,000	e*	Microtune, Inc	4,120
1,196	e*	Mindspeed Technologies, Inc	2,595
436	e*	MIPS Technologies, Inc	3,893
500	e*	Mobility Electronics, Inc	1,555
1,511		Molex, Inc	42,610
300	e*	Monolithic Power Systems, Inc	3,870
360	e*	Moog, Inc (Class A)	14,994
27,229		Motorola, Inc	481,136
1,945	e*	MRV Communications, Inc	6,905
160	*	Multi-Fineline Electronix, Inc	2,456
43	e	National Presto Industries, Inc	2,651
3,536		National Semiconductor Corp	85,359
200	e*	Netlogic Microsystems, Inc	5,324
4,273	*	Network Appliance, Inc	156,050
1,397	e*	Novellus Systems, Inc	44,732
4,032	*	Nvidia Corp	116,041
634	e*	Omnivision Technologies, Inc	8,217
1,689	e*	ON Semiconductor Corp	15,066
1,027	e*	Openwave Systems, Inc	8,370
123	e*	Oplink Communications, Inc	2,210
136	e*	OSI Systems, Inc	3,596
157	e	Park Electrochemical Corp	4,258
700	e*	Parkervision, Inc	9,247
200	e*	Pericom Semiconductor Corp	1,956
500	e*	Photronics, Inc	7,775
472		Plantronics, Inc	11,149
600	e*	Plexus Corp	10,290
410	*	PLX Technology, Inc	3,993
2,300	e*	PMC - Sierra, Inc	16,123
1,022	e*	Polycom, Inc	34,063
61	*	Powell Industries, Inc	1,952
1,100	e*	Power-One, Inc	6,292
1,294	e*	Powerwave Technologies, Inc	7,363
1,796	*	QLogic Corp	30,532
18,335		Qualcomm, Inc	782,171
1,173	*	Quantum Fuel Systems Technologies Worldwide, Inc	1,431
1,347		RadioShack Corp	36,409
192	*	Radyne Corp	1,751
1,297	e*	Rambus, Inc	27,561
138	e	Raven Industries, Inc	3,871
300	e	Regal-Beloit Corp	13,914
1,976	e*	RF Micro Devices, Inc	12,310
200	e*	Rogers Corp	8,870
5,316	*	Sanmina-SCI Corp	19,244
733	*	Semtech Corp	9,881
1,131	*	Silicon Image, Inc	9,229
502	e*	Silicon Laboratories, Inc	15,020
1,350	e*	Silicon Storage Technology, Inc	6,656
271	e*	Sirenza Microdevices, Inc	2,336
15,195	e*	Sirius Satellite Radio, Inc	48,624
1,872	*	Skyworks Solutions, Inc	10,764
350	e*	Spansion, Inc (Class A)	4,267
456	e*	Spectrum Brands, Inc	2,886
300	*	Standard Microsystems Corp	9,162
100	e*	Sunpower Corp (Class A)	4,550
100	e*	Supertex, Inc	3,321
1,936	*	Sycamore Networks, Inc	7,241
396	e*	Symmetricom, Inc	3,287

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

172	e*	Synaptics, Inc	$4,400
500		Technitrol, Inc	13,095
595	e*	Tekelec	8,871
437		Teleflex, Inc	29,747
5,056	*	Tellabs, Inc	50,054
466	*	Tessera Technologies, Inc	18,519
15,860		Texas Instruments, Inc	477,386
679	*	Thomas & Betts Corp	33,149
2,162	*	Transmeta Corp	1,232
1,105	e*	Transwitch Corp	1,757
598	*	Trident Microsystems, Inc	11,996
1,402	e*	Triquint Semiconductor, Inc	7,010
433	e*	TTM Technologies, Inc	4,131
100	e*	Universal Display Corp	1,509
100	*	Universal Electronics, Inc	2,786
1,002	e*	Utstarcom, Inc	8,307
627	e*	Varian Semiconductor Equipment Associates, Inc	33,469
219	e*	Viasat, Inc	7,220
200		Vicor Corp	2,004
300	e*	Virage Logic Corp	2,181
1,793	*	Vishay Intertechnology, Inc	25,066
159	e*	Volterra Semiconductor Corp	2,077
855		Whirlpool Corp	72,598
3,657		Xilinx, Inc	94,095
255	e*	Zhone Technologies, Inc	316
200	e*	Zoltek Cos, Inc	6,986
532	*	Zoran Corp	9,055

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	10,262,113

ENGINEERING AND MANAGEMENT SERVICES - 0.72%
188	e*	Advisory Board Co	9,517
1,100	e*	Amylin Pharmaceuticals, Inc	41,096
758	*	Applera Corp (Celera Genomics Group)	10,764
556	e*	Ariad Pharmaceuticals, Inc	2,496
100		CDI Corp	2,892
4,079	*	Celgene Corp	213,984
436	e	Corporate Executive Board Co	33,119
167	e*	CRA International, Inc	8,714
500	e*	CV Therapeutics, Inc	3,935
728	e*	deCODE genetics, Inc	2,657
300	e	Diamond Management & Technology Consultants, Inc	3,507
188	e*	Diversa Corp	1,468
723	e*	eResearch Technology, Inc	5,683
753	e*	Exelixis, Inc	7,485
172	e*	Exponent, Inc	3,431
953	e	Fluor Corp	85,503
594	e*	Gen-Probe, Inc	27,966
340	*	Harris Interactive, Inc	2,050
1,077	e*	Hewitt Associates, Inc (Class A)	31,481
188	*	Huron Consulting Group, Inc	11,438
755	e*	Incyte Corp	4,975
200	*	Infrasource Services, Inc	6,106
780	e*	Isis Pharmaceuticals, Inc	7,231
1,274	*	Jacobs Engineering Group, Inc	59,432
400	*	KBR, Inc	8,140
135	*	Kendle International, Inc	4,795
84	e	Landauer, Inc	4,240
139	e*	LECG Corp	2,013
673	*	Lexicon Genetics, Inc	2,443
302	e*	Lifecell Corp	7,541
348	e*	Luminex Corp	4,775
241		MAXIMUS, Inc	8,310
317	*	Maxygen, Inc	3,535

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,275	*	Monogram Biosciences, Inc	$2,474
2,773		Moody’s Corp	172,092
60	e*	MTC Technologies, Inc	1,262
364	e*	Myriad Genetics, Inc	12,543
440	*	Navigant Consulting, Inc	8,694
292	*	Omnicell, Inc	6,109
3,608		Paychex, Inc	136,635
282	e*	PharmaNet Development Group, Inc	7,332
1,722	e	Quest Diagnostics, Inc	85,876
560	*	Regeneron Pharmaceuticals, Inc	12,107
1,490	e*	Rentech, Inc	4,679
514	e*	Resources Connection, Inc	16,443
207	e*	Rigel Pharmaceuticals, Inc	2,248
700	e*	SAIC, Inc	12,124
1,200	e*	Sangamo Biosciences, Inc	8,160
560	e*	Savient Pharmaceuticals, Inc	6,731
219	e*	Senomyx, Inc	2,711
821	e*	Shaw Group, Inc	25,673
299	e*	Symyx Technologies, Inc	5,298
100	e*	Tejon Ranch Co	4,730
510	e*	Telik, Inc	2,769
677	e*	Tetra Tech, Inc	12,904
148	e*	Trimeris, Inc	1,018
556	*	URS Corp	23,680
316	*	Washington Group International, Inc	20,989
512		Watson Wyatt & Co Holdings (Class A)	24,909

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	1,252,912

ENVIRONMENTAL QUALITY AND HOUSING - 0.00% **
406	e*	Home Solutions of America, Inc	1,929

		TOTAL ENVIRONMENTAL QUALITY AND HOUSING	1,929

FABRICATED METAL PRODUCTS - 0.40%
383	e*	Alliant Techsystems, Inc	33,673
84		Ameron International Corp	5,532
389		Aptargroup, Inc	26,036
1,163		Ball Corp	53,324
170		CIRCOR International, Inc	6,069
1,236		Commercial Metals Co	38,749
132	*	Commercial Vehicle Group, Inc	2,719
593		Crane Co	23,969
1,891	*	Crown Holdings, Inc	46,254
110	*	Dynamic Materials Corp	3,599
420	*	Griffon Corp	10,395
190	e	Gulf Island Fabrication, Inc	5,081
5,533		Illinois Tool Works, Inc	285,503
155	e	Insteel Industries, Inc	2,602
153	e*	Ladish Co, Inc	5,759
100		Lifetime Brands, Inc	2,089
400	*	Mobile Mini, Inc	10,712
1,058	e	Mueller Water Products, Inc (Class A)	14,611
260	e*	NCI Building Systems, Inc	12,412
1,126		Pentair, Inc	35,086
200		Silgan Holdings, Inc	10,222
400	e	Simpson Manufacturing Co, Inc	12,336
314	e*	Smith & Wesson Holding Corp	4,110
657		Snap-On, Inc	31,602
812	e*	Taser International, Inc	6,520
154	e	Valmont Industries, Inc	8,906
255	e	Watts Water Technologies, Inc (Class A)	9,698

		TOTAL FABRICATED METAL PRODUCTS	707,568

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FOOD AND KINDRED PRODUCTS - 2.76%
8,608		Anheuser-Busch Cos, Inc	$434,360
7,344	e	Archer Daniels Midland Co	269,525
100	e*	Boston Beer Co, Inc (Class A)	3,335
2,539		Campbell Soup Co	98,894
77		Coca-Cola Bottling Co Consolidated	4,361
22,270		Coca-Cola Co	1,068,960
3,184		Coca-Cola Enterprises, Inc	64,476
5,849		ConAgra Foods, Inc	145,699
2,294	e*	Constellation Brands, Inc (Class A)	48,587
718	e	Corn Products International, Inc	25,554
588	*	Darling International, Inc	3,822
2,062		Del Monte Foods Co	23,672
169		Diamond Foods, Inc	2,814
200	e	Farmer Bros Co	4,540
635		Flowers Foods, Inc	19,158
3,894		General Mills, Inc	226,709
3,746		H.J. Heinz Co	176,512
720	e*	Hansen Natural Corp	27,274
2,036	e	Hershey Co	111,288
758		Hormel Foods Corp	28,190
125	e	Imperial Sugar Co	4,191
192		J&J Snack Foods Corp	7,582
633		J.M. Smucker Co	33,752
236	e*	Jones Soda Co	4,772
2,787		Kellogg Co	143,335
2,194	e	Kraft Foods, Inc (Class A)	69,462
317	e	Lancaster Colony Corp	14,008
400	e	Lance, Inc	8,096
107	e*	M&F Worldwide Corp	5,094
1,442		McCormick & Co, Inc	55,546
101	e	MGP Ingredients, Inc	2,057
492	e	Molson Coors Brewing Co (Class B)	46,553
149	e*	Peet’s Coffee & Tea, Inc	4,115
1,476	e	Pepsi Bottling Group, Inc	47,070
935		PepsiAmericas, Inc	20,869
18,078		PepsiCo, Inc	1,149,038
493	e*	Performance Food Group Co	15,219
375	e*	Ralcorp Holdings, Inc	24,113
110	e	Reddy Ice Holdings, Inc	3,320
189	e	Sanderson Farms, Inc	7,004
8,574		Sara Lee Corp	145,072
1,076	e*	Smithfield Foods, Inc	32,226
348	e	Tootsie Roll Industries, Inc	10,430
300	e	Topps Co, Inc	2,916
323	*	TreeHouse Foods, Inc	9,842
2,559		Tyson Foods, Inc (Class A)	49,670
2,652		Wrigley (Wm.) Jr Co	135,066

		TOTAL FOOD AND KINDRED PRODUCTS	4,838,148

FOOD STORES - 0.26%
15	e	Arden Group, Inc (Class A)	2,003
174	e	Great Atlantic & Pacific Tea Co, Inc	5,773
100		Ingles Markets, Inc (Class A)	4,084
8,063		Kroger Co	227,780
327	e*	Panera Bread Co (Class A)	19,313
248	*	Pantry, Inc	11,215
545	*	Pathmark Stores, Inc	6,976
431	e	Ruddick Corp	12,964
2,136		Supervalu, Inc	83,454
188	e	Weis Markets, Inc	8,404
1,632	e	Whole Foods Market, Inc	73,195
261	e*	Wild Oats Markets, Inc	4,750

		TOTAL FOOD STORES	459,911

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

FORESTRY - 0.12%
834		Rayonier, Inc	$35,862
2,305		Weyerhaeuser Co	172,276

		TOTAL FORESTRY	208,138

FURNITURE AND FIXTURES - 0.30%
369	e	Ethan Allen Interiors, Inc	13,040
642	e	Furniture Brands International, Inc	10,131
700		Herman Miller, Inc	23,443
668		Hillenbrand Industries, Inc	39,659
472	e	HNI Corp	21,679
64	e	Hooker Furniture Corp	1,283
400		Interface, Inc (Class A)	6,396
2,097	e	Johnson Controls, Inc	198,418
300	e	Kimball International, Inc (Class B)	5,784
500	e	La-Z-Boy, Inc	6,190
1,986		Leggett & Platt, Inc	45,023
4,322		Masco Corp	118,423
220	e	Sealy Corp	3,846
580	e*	Select Comfort Corp	10,324
94	e	Stanley Furniture Co, Inc	1,955
455	e	Tempur-Pedic International, Inc	11,825
322	e*	Williams Scotsman International, Inc	6,331

		TOTAL FURNITURE AND FIXTURES	523,750

FURNITURE AND HOME FURNISHINGS STORES - 0.20%
3,069	*	Bed Bath & Beyond, Inc	123,282
1,868	e	Circuit City Stores, Inc	34,614
227	e*	Cost Plus, Inc	2,270
1,426	*	GameStop Corp (Class A)	46,445
259	e*	Guitar Center, Inc	11,686
166	e	Haverty Furniture Cos, Inc	2,324
364		Knoll, Inc	8,674
573	e*	Mohawk Industries, Inc	47,015
1,075	e*	Pier 1 Imports, Inc	7,428
164	e*	Restoration Hardware, Inc	1,076
838		Steelcase, Inc (Class A)	16,668
228	e	Tuesday Morning Corp	3,384
1,054	e	Williams-Sonoma, Inc	37,375

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	342,241

GENERAL BUILDING CONTRACTORS - 0.29%
100		Amrep Corp	7,725
39	e*	Avatar Holdings, Inc	2,786
377	e	Beazer Homes USA, Inc	10,944
139	e	Brookfield Homes Corp	4,462
70	*	Cavco Industries, Inc	2,447
1,320	e	Centex Corp	55,150
3,307		DR Horton, Inc	72,754
439	e*	Hovnanian Enterprises, Inc (Class A)	11,045
857	e	KB Home	36,568
1,382	e	Lennar Corp (Class A)	58,334
279		Levitt Corp (Class A)	2,597
111	e	M/I Homes, Inc	2,947
170	e	McGrath RentCorp	5,384
338	e	MDC Holdings, Inc	16,248
264	e*	Meritage Homes Corp	8,480
40	e*	NVR, Inc	26,600
100	*	Palm Harbor Homes, Inc	1,434
173	e*	Perini Corp	6,377
2,240		Pulte Homes, Inc	59,270
506	e	Ryland Group, Inc	21,348

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

670	e	Standard-Pacific Corp	$13,983
300	*	Team, Inc	11,445
155	e	Technical Olympic USA, Inc	618
1,348	*	Toll Brothers, Inc	36,908
473		Walter Industries, Inc	11,707
602	e*	WCI Communities, Inc	12,847

		TOTAL GENERAL BUILDING CONTRACTORS	500,408

GENERAL MERCHANDISE STORES - 1.73%
521	e*	99 Cents Only Stores	7,674
1,248	*	Big Lots, Inc	39,037
797	*	BJ’s Wholesale Club, Inc	26,963
200		Bon-Ton Stores, Inc	11,248
325	*	Cabela’s, Inc	8,063
547		Casey’s General Stores, Inc	13,680
100	e*	Conn’s, Inc	2,475
5,226	e	Costco Wholesale Corp	281,368
603	e	Dillard’s, Inc (Class A)	19,736
3,435	e	Dollar General Corp	72,650
1,605		Family Dollar Stores, Inc	47,540
6,035		Federated Department Stores, Inc	271,877
480	e	Fred’s, Inc	7,056
2,546		JC Penney Co, Inc	209,179
298	e*	Retail Ventures, Inc	6,273
1,433	e	Saks, Inc	29,864
200		Stein Mart, Inc	3,264
9,647		Target Corp	571,681
5,080		TJX Cos, Inc	136,957
27,048		Wal-Mart Stores, Inc	1,269,904

		TOTAL GENERAL MERCHANDISE STORES	3,036,489

HEALTH SERVICES - 1.39%
107	*	Alliance Imaging, Inc	934
288	e*	Amedisys, Inc	9,340
2,083		AmerisourceBergen Corp	109,878
282	*	Amsurg Corp	6,906
375	e*	Apria Healthcare Group, Inc	12,094
300	e*	Bio-Reference Labs, Inc	7,620
384	e	Brookdale Senior Living, Inc	17,149
1,103		Cigna Corp	157,354
1,313	e*	Community Health Systems, Inc	46,283
90	e*	Corvel Corp	2,723
523	*	Covance, Inc	31,035
1,669	*	Coventry Health Care, Inc	93,547
296	e*	Cross Country Healthcare, Inc	5,396
1,093	*	DaVita, Inc	58,279
713	*	Edwards Lifesciences Corp	36,149
60	e*	Emeritus Corp	2,025
242	e*	Enzo Biochem, Inc	3,649
1,239	*	Express Scripts, Inc	100,012
344	*	Five Star Quality Care, Inc	3,536
228	*	Genesis HealthCare Corp	14,389
300	*	Genomic Health, Inc	5,202
285	e*	Gentiva Health Services, Inc	5,748
2,818		Health Management Associates, Inc (Class A)	30,632
352	e*	Healthways, Inc	16,456
109	*	Horizon Health Corp	2,131
900	*	Hythiam, Inc	6,120
402	*	Kindred Healthcare, Inc	13,178
1,457	e*	Laboratory Corp of America Holdings	105,822
216	e	LCA-Vision, Inc	8,897
124	e*	LHC Group, Inc	4,021
880	*	LifePoint Hospitals, Inc	33,634

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,018	*	Lincare Holdings, Inc	$37,310
404	*	Magellan Health Services, Inc	16,968
760	e	Manor Care, Inc	41,314
300	e*	Matria Healthcare, Inc	7,908
3,309		McKesson Corp	193,709
164	*	Medcath Corp	4,477
3,387	e*	Medco Health Solutions, Inc	245,659
100	e	National Healthcare Corp	5,098
981	e*	Nektar Therapeutics	12,812
336	*	Odyssey HealthCare, Inc	4,412
1,319	e	Omnicare, Inc	52,457
187	e	Option Care, Inc	2,487
514	e*	Pediatrix Medical Group, Inc	29,329
1,098	e	Pharmaceutical Product Development, Inc	36,992
610	e*	Psychiatric Solutions, Inc	24,589
117	e*	Radiation Therapy Services, Inc	3,585
300	e*	RehabCare Group, Inc	4,761
611	*	Sierra Health Services, Inc	25,155
300	e*	Stereotaxis, Inc	3,570
850	e*	Sun Healthcare Group, Inc	10,498
483	e*	Sunrise Senior Living, Inc	19,088
183	*	Symbion, Inc	3,589
5,068	*	Tenet Healthcare Corp	32,587
1,069	e*	Triad Hospitals, Inc	55,855
448	*	United Surgical Partners International, Inc	13,803
600	e	Universal Health Services, Inc (Class B)	34,356
121	*	VistaCare, Inc (Class A)	1,053
6,915	*	WellPoint, Inc	560,807

		TOTAL HEALTH SERVICES	2,434,367

HEAVY CONSTRUCTION, EXCEPT BUILDING - 0.02%
396		Granite Construction, Inc	21,883
223	*	Matrix Service Co	4,511
97	e*	Sterling Construction Co, Inc	1,849

		TOTAL HEAVY CONSTRUCTION, EXCEPT BUILDING	28,243

HOLDING AND OTHER INVESTMENT OFFICES - 4.49%
400		Acadia Realty Trust	10,428
353	e*	Affiliated Managers Group, Inc	38,248
1,026	e*	Affordable Residential Communities LP	12,445
79	e	Agree Realty Corp	2,697
28	e*	Alexander’s, Inc	11,528
270		Alexandria Real Estate Equities, Inc	27,100
1,450	e	Allied Capital Corp	41,775
957		AMB Property Corp	56,262
131	e	American Campus Communities, Inc	3,968
1,336		American Financial Realty Trust	13,467
535	e	American Home Mortgage Investment Corp	14,440
2,375	e	Annaly Mortgage Management, Inc	36,765
503		Anthracite Capital, Inc	6,036
734		Anworth Mortgage Asset Corp	7,171
1,059	e	Apartment Investment & Management Co (Class A)	61,094
1,280		Apollo Investment Corp	27,392
134		Arbor Realty Trust, Inc	4,079
2,301		Archstone-Smith Trust	124,898
1,067	e	Ashford Hospitality Trust, Inc	12,740
911		AvalonBay Communities, Inc	118,430
630		BioMed Realty Trust, Inc	16,569
1,232		Boston Properties, Inc	144,637
918		Brandywine Realty Trust	30,670
557	e	BRE Properties, Inc (Class A)	35,175
612		Camden Property Trust	43,030
241	e	Capital Lease Funding, Inc	2,581

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

47		Capital Southwest Corp	$7,222
200		Capital Trust, Inc (Class A)	9,114
698		CBL & Associates Properties, Inc	31,298
400	e	Cedar Shopping Centers, Inc	6,480
65	e	Cherokee, Inc	2,799
687		Colonial Properties Trust	31,375
364		Corporate Office Properties Trust	16,628
426		Cousins Properties, Inc	13,998
820		Crescent Real Estate Equities Co	16,449
300		Crystal River Capital, Inc	8,052
1,850		DCT Industrial Trust, Inc	21,886
560		Deerfield Triarc Capital Corp	8,394
1,275		Developers Diversified Realty Corp	80,198
699		DiamondRock Hospitality Co	13,281
200		Digital Realty Trust, Inc	7,980
700		Douglas Emmett, Inc	17,871
1,386		Duke Realty Corp	60,249
231	e	EastGroup Properties, Inc	11,788
231	e	Education Realty Trust, Inc	3,414
300		Entertainment Properties Trust	18,075
587		Equity Inns, Inc	9,615
238	e	Equity Lifestyle Properties, Inc	12,854
415	e	Equity One, Inc	10,998
3,130	e	Equity Residential	150,960
332		Essex Property Trust, Inc	42,987
630	e	Extra Space Storage, Inc	11,932
570		Federal Realty Investment Trust	51,653
628		FelCor Lodging Trust, Inc	16,309
516	e	Fieldstone Investment Corp	1,584
500	e	First Industrial Realty Trust, Inc	22,650
172	e	First Potomac Realty Trust	4,914
538	e	Franklin Street Properties Corp	10,319
1,402	e	Friedman Billings Ramsey Group, Inc (Class A)	7,739
1,875		General Growth Properties, Inc	121,069
164		Getty Realty Corp	4,713
81	e	Gladstone Capital Corp	1,918
200	e	Gladstone Investment Corp	2,974
511	e	Glimcher Realty Trust	13,807
300	e	GMH Communities Trust	2,997
143	e	Gramercy Capital Corp	4,387
400	e*	Harris & Harris Group, Inc	5,168
2,324		Health Care Property Investors, Inc	83,734
805		Health Care REIT, Inc	35,340
605	e	Healthcare Realty Trust, Inc	22,567
298	e	Hersha Hospitality Trust	3,510
768		Highland Hospitality Corp	13,670
629	e	Highwoods Properties, Inc	24,839
399		Home Properties, Inc	21,071
800	e	HomeBanc Corp	2,792
984		Hospitality Properties Trust	46,051
5,552		Host Marriott Corp	146,073
2,100	e	HRPT Properties Trust	25,830
862	e	IMPAC Mortgage Holdings, Inc	4,310
710	e	Inland Real Estate Corp	13,021
450		Innkeepers U.S.A. Trust	7,326
678		Investors Real Estate Trust	7,180
1,297		iShares Russell 2000 Index Fund	103,124
39,200		iShares Russell 3000 Index Fund	3,239,488
1,431		iStar Financial, Inc	67,014
140	e	JER Investors Trust, Inc	2,663
348		Kilroy Realty Corp	25,665
2,406	e	Kimco Realty Corp	117,268
205	e	Kite Realty Group Trust	4,090

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

873		KKR Financial Corp	$23,946
388	e	LaSalle Hotel Properties	17,988
736		Lexington Corporate Properties Trust	15,552
1,100	e	Liberty Property Trust	53,592
249		LTC Properties, Inc	6,452
388	e	Luminent Mortgage Capital, Inc	3,469
781	e	Macerich Co	72,133
688		Mack-Cali Realty Corp	32,769
661		Maguire Properties, Inc	23,505
430	e	Medical Properties Trust, Inc	6,317
808		MFA Mortgage Investments, Inc	6,222
261		Mid-America Apartment Communities, Inc	14,684
593	*	Mills Corp	14,967
200	e	National Health Investors, Inc	6,268
649		National Retail Properties, Inc	15,699
800		Nationwide Health Properties, Inc	25,008
1,216		New Plan Excel Realty Trust	40,164
463	e	Newcastle Investment Corp	12,839
800		NorthStar Realty Finance Corp	12,168
357	e	Novastar Financial, Inc	1,785
493	e	Omega Healthcare Investors, Inc	8,455
149	e	Parkway Properties, Inc	7,785
385		Pennsylvania Real Estate Investment Trust	17,067
1,970		Plum Creek Timber Co, Inc	77,657
500	e	Post Properties, Inc	22,865
513	e	Potlatch Corp	23,485
2,643		Prologis	171,610
235		PS Business Parks, Inc	16,572
1,335		Public Storage, Inc	126,384
598	e	RAIT Investment Trust	16,708
113		Ramco-Gershenson Properties	4,035
2,521	e*	Realogy Corp	74,647
900		Realty Income Corp	25,380
209		Redwood Trust, Inc	10,906
757		Regency Centers Corp	63,247
270	e	Republic Property Trust	3,102
500	e	Resource Capital Corp	8,070
200		Saul Centers, Inc	11,380
630		Senior Housing Properties Trust	15,057
2,404		Simon Property Group, Inc	267,445
649		SL Green Realty Corp	89,030
187		Sovran Self Storage, Inc	10,362
1,315		Spirit Finance Corp	19,594
798	e	Strategic Hotels & Resorts, Inc	18,250
236		Sun Communities, Inc	7,321
631		Sunstone Hotel Investors, Inc	17,201
290	e	Tanger Factory Outlet Centers, Inc	11,713
106	e	Tarragon Corp	1,099
574		Taubman Centers, Inc	33,286
1,327		Thornburg Mortgage, Inc	34,502
1,487		UDR, Inc	45,532
200	e	Universal Health Realty Income Trust	7,150
213	e	Urstadt Biddle Properties, Inc (Class A)	4,166
499		U-Store-It Trust	10,040
1,100	e	Ventas, Inc	46,343
3,182		Virgin Media, Inc	80,346
1,429		Vornado Realty Trust	170,537
444	e	Washington Real Estate Investment Trust	16,614
842	e	Weingarten Realty Investors	40,046
400	*	Winston Hotels, Inc	6,012
1,100		Winthrop Realty Trust	7,271

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	7,872,148

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

HOTELS AND OTHER LODGING PLACES - 0.57%
226	e	Ameristar Casinos, Inc	$7,257
459	e*	Bluegreen Corp	5,182
447		Boyd Gaming Corp	21,295
370		Choice Hotels International, Inc	13,109
424	*	Gaylord Entertainment Co	22,417
300	*	Great Wolf Resorts, Inc	3,969
4,183		Hilton Hotels Corp	150,421
162	e*	Isle of Capri Casinos, Inc	4,150
1,510	e*	Las Vegas Sands Corp	130,781
300	e*	Lodgian, Inc	4,008
200	e	Marcus Corp	4,652
3,640		Marriott International, Inc (Class A)	178,214
1,416	e*	MGM Mirage	98,440
200	*	Monarch Casino & Resort, Inc	5,200
190	*	Morgans Hotel Group Co	3,992
200	e*	Riviera Holdings Corp	5,590
2,333		Starwood Hotels & Resorts Worldwide, Inc	151,295
489		Station Casinos, Inc	42,333
303	e*	Trump Entertainment Resorts, Inc	5,475
378	e*	Vail Resorts, Inc	20,537
2,177	*	Wyndham Worldwide Corp	74,345
506	e	Wynn Resorts Ltd	47,999

		TOTAL HOTELS AND OTHER LODGING PLACES	1,000,661

INDUSTRIAL MACHINERY AND EQUIPMENT - 7.03%
8,303		3M Co	634,598
86	e	Aaon, Inc	2,247
282	e	Actuant Corp (Class A)	14,328
961	e*	AGCO Corp	35,528
301	e	Albany International Corp (Class A)	10,818
400	e*	Allis-Chalmers Energy, Inc	6,300
1,937		American Standard Cos, Inc	102,700
15,299		Applied Materials, Inc	280,278
200	*	Astec Industries, Inc	8,050
140	e*	ASV, Inc	2,136
800	*	Asyst Technologies, Inc	5,624
900	e*	Axcelis Technologies, Inc	6,876
739		Black & Decker Corp	60,317
243	e	Black Box Corp	8,879
315	e*	Blount International, Inc	3,922
547	e	Briggs & Stratton Corp	16,875
693	e*	Brooks Automation, Inc	11,885
300		Bucyrus International, Inc (Class A)	15,450
678		Carlisle Cos, Inc	29,107
126	e	Cascade Corp	7,545
7,384	e	Caterpillar, Inc	494,950
638		CDW Corp	39,192
1,000	e*	Cirrus Logic, Inc	7,660
196	*	Columbus McKinnon Corp	4,388
591		Cummins, Inc	85,530
500	e	Curtiss-Wright Corp	19,270
400	*	Cymer, Inc	16,620
2,552		Deere & Co	277,249
25,316	*	Dell, Inc	587,584
772		Diebold, Inc	36,832
818	e	Donaldson Co, Inc	29,530
2,253		Dover Corp	109,969
538	e*	Dresser-Rand Group, Inc	16,387
318	e*	Dril-Quip, Inc	13,763
1,646		Eaton Corp	137,540
630	*	Electronics for Imaging, Inc	14,774
24,216	*	EMC Corp	335,392

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,000	e*	Emulex Corp	$18,290
215	e*	EnPro Industries, Inc	7,751
1,363	*	Entegris, Inc	14,584
1,016	e*	Extreme Networks, Inc	4,298
584		Flowserve Corp	33,399
715	*	FMC Technologies, Inc	49,878
530	*	Gardner Denver, Inc	18,471
2,668	e*	Gateway, Inc	5,843
106	e*	Gehl Co	2,690
114,604		General Electric Co	4,052,397
512	e*	Global Imaging Systems, Inc	9,984
254	e*	Goodman Global, Inc	4,475
156	e	Gorman-Rupp Co	4,997
771	e	Graco, Inc	30,192
1,415	*	Grant Prideco, Inc	70,524
30,752		Hewlett-Packard Co	1,234,385
201	*	Hydril	19,344
533		IDEX Corp	27,119
515	e*	Intermec, Inc	11,505
17,066		International Business Machines Corp	1,608,641
3,810		International Game Technology	153,848
278	e*	Intevac, Inc	7,331
1,988	e	Jabil Circuit, Inc	42,563
1,373		Joy Global, Inc	58,902
85	*	Kadant, Inc	2,156
300	e	Kaydon Corp	12,768
458		Kennametal, Inc	30,965
348	e*	Komag, Inc	11,390
400	*	Kulicke & Soffa Industries, Inc	3,700
1,500	*	Lam Research Corp	71,010
657		Lennox International, Inc	23,455
1,076	e*	Lexmark International, Inc (Class A)	62,903
100	e	Lindsay Manufacturing Co	3,179
200	e	Lufkin Industries, Inc	11,236
696		Manitowoc Co, Inc	44,217
400	e*	Micros Systems, Inc	21,596
47	e*	Middleby Corp	6,196
500		Modine Manufacturing Co	11,450
66		Nacco Industries, Inc (Class A)	9,069
158	*	NATCO Group, Inc (Class A)	5,391
400	e*	Netgear, Inc	11,412
100	e	NN, Inc	1,249
282		Nordson Corp	13,102
540	*	Oil States International, Inc	17,329
1,385		Pall Corp	52,630
888	*	Palm, Inc	16,099
1,331	e	Parker Hannifin Corp	114,879
448	*	Paxar Corp	12,858
1,916	e*	Quantum Corp	5,173
301	e*	Rackable Systems, Inc	5,108
200	*	RBC Bearings, Inc	6,686
300	e*	Riverbed Technology, Inc	8,292
78		Robbins & Myers, Inc	2,909
1,880	e	Rockwell Automation, Inc	112,556
1,316	e*	Safeguard Scientifics, Inc	3,895
2,531	e*	SanDisk Corp	110,858
200	e	Sauer-Danfoss, Inc	6,020
266	e*	Scansource, Inc	7,139
702	e*	Scientific Games Corp (Class A)	23,047
100	e*	Semitool, Inc	1,300
540	e*	Sigma Designs, Inc	14,180
10,117	e*	Solectron Corp	31,869
687		SPX Corp	48,227

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

100		Standex International Corp	$2,851
884	e	Stanley Works	48,938
139	e*	Tecumseh Products Co (Class A)	1,400
200		Tennant Co	6,298
1,044	*	Terex Corp	74,917
918		Timken Co	27,825
514		Toro Co	26,337
138	*	TurboChef Technologies, Inc	2,100
200	e*	Ultratech, Inc	2,722
678	e*	VA Software Corp	2,732
1,402	*	Varian Medical Systems, Inc	66,861
423	e*	VeriFone Holdings, Inc	15,537
303	e	Watsco, Inc	15,474
2,275	*	Western Digital Corp	38,243
371		Woodward Governor Co	15,274
762	e*	Zebra Technologies Corp (Class A)	29,421

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	12,315,932

INSTRUMENTS AND RELATED PRODUCTS - 4.10%
186	e*	Abaxis, Inc	4,533
400	*	Abiomed, Inc	5,464
746	e*	Advanced Medical Optics, Inc	27,751
766	e*	Affymetrix, Inc	23,034
4,447	*	Agilent Technologies, Inc	149,819
700	e*	Align Technology, Inc	11,102
1,665		Allergan, Inc	184,515
728	e*	American Medical Systems Holdings, Inc	15,412
87	e*	American Science & Engineering, Inc	4,582
150		Analogic Corp	9,432
200	*	Anaren, Inc	3,522
131	e*	Angiodynamics, Inc	2,213
2,057	e	Applera Corp (Applied Biosystems Group)	60,825
94	e*	Argon ST, Inc	2,487
365	*	Armor Holdings, Inc	24,575
272	e	Arrow International, Inc	8,748
300	e*	Arthrocare Corp	10,812
200	e*	Aspect Medical Systems, Inc	3,118
116	e	Badger Meter, Inc	3,080
1,132		Bard (C.R.), Inc	90,005
605	e	Bausch & Lomb, Inc	30,952
7,225		Baxter International, Inc	380,541
655		Beckman Coulter, Inc	41,848
2,791		Becton Dickinson & Co	214,600
2,777	e	Biomet, Inc	117,995
208	*	Bio-Rad Laboratories, Inc (Class A)	14,527
178	e*	Biosite, Inc	14,947
13,641	e*	Boston Scientific Corp	198,340
104	e*	Bruker BioSciences Corp	1,094
362	e*	Candela Corp	4,134
609	e*	Cepheid, Inc	7,235
298	e*	Cerus Corp	2,012
324	e*	Coherent, Inc	10,284
200	e	Cohu, Inc	3,760
450	*	Conmed Corp	13,154
464	e	Cooper Cos, Inc	22,560
1,023	e*	Credence Systems Corp	3,386
200	*	Cyberonics, Inc	3,756
2,592	e	Danaher Corp	185,198
100	e	Datascope Corp	3,619
1,794		Dentsply International, Inc	58,754
392	e*	Depomed, Inc	1,399
800	e*	DexCom, Inc	6,288
284	*	Dionex Corp	19,343

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

190	e*	DJ Orthopedics, Inc	$7,201
578		DRS Technologies, Inc	30,154
20	e*	DXP Enterprises, Inc	764
3,037	e	Eastman Kodak Co	68,515
137	e	EDO Corp	3,589
270	e*	ESCO Technologies, Inc	12,101
266	e*	Esterline Technologies Corp	10,925
160	e*	ev3, Inc	3,152
81	*	Excel Technology, Inc	2,214
177	*	FEI Co	6,383
768	e*	Flir Systems, Inc	27,395
497	e*	Formfactor, Inc	22,241
469	e*	Fossil, Inc	12,414
145	e*	Foxhollow Technologies, Inc	3,029
272	*	Haemonetics Corp	12,716
360	*	HealthTronics, Inc	1,940
219	e*	Herley Industries, Inc	3,421
504	e*	Hologic, Inc	29,051
111	e*	ICU Medical, Inc	4,351
193	e*	I-Flow Corp	2,845
200	e*	II-VI, Inc	6,770
758	e*	Illumina, Inc	22,209
900	e*	Input/Output, Inc	12,402
159	e*	Integra LifeSciences Holdings Corp	7,247
139	e*	Intralase Corp	3,472
437	e*	Intuitive Surgical, Inc	53,126
316	e	Invacare Corp	5,511
400	e*	Ionatron, Inc	1,864
170	*	IRIS International, Inc	2,372
304	e*	Itron, Inc	19,772
345	*	Ixia	3,209
32,512		Johnson & Johnson	1,959,173
66	e*	Kensey Nash Corp	2,013
2,262		Kla-Tencor Corp	120,610
731	e*	Kopin Corp	2,471
479	*	Kyphon, Inc	21,622
887	e*	L-1 Identity Solutions, Inc	14,644
522	e*	LTX Corp	3,195
114	e*	Measurement Specialties, Inc	2,572
147	*	Medical Action Industries, Inc	3,513
13,332		Medtronic, Inc	654,068
409	e	Mentor Corp	18,814
187	*	Merit Medical Systems, Inc	2,347
471	*	Mettler-Toledo International, Inc	42,187
550	e*	Millipore Corp	39,859
300	e	Mine Safety Appliances Co	12,618
429	*	MKS Instruments, Inc	10,948
200	e	Movado Group, Inc	5,890
221	e	MTS Systems Corp	8,584
650		National Instruments Corp	17,050
200	e*	Natus Medical, Inc	3,554
100	e*	Neurometrix, Inc	971
407	e*	Newport Corp	6,663
360	e*	NuVasive, Inc	8,550
200	e	Oakley, Inc	4,028
42	e*	OYO Geospace Corp	2,979
200	e*	Palomar Medical Technologies, Inc	7,990
1,291		PerkinElmer, Inc	31,268
200	*	Photon Dynamics, Inc	2,522
2,570	e	Pitney Bowes, Inc	116,652
306	e	PolyMedica Corp	12,953
828	e*	Resmed, Inc	41,706
764	e*	Respironics, Inc	32,080

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,960		Rockwell Collins, Inc	$131,183
162	e*	Rofin-Sinar Technologies, Inc	9,587
988		Roper Industries, Inc	54,221
351	e*	Rudolph Technologies, Inc	6,121
561	e*	Sirf Technology Holdings, Inc	15,573
182	e	Sirona Dental Systems, Inc	6,272
326	e*	Sonic Solutions, Inc	4,597
150	e*	SonoSite, Inc	4,239
330	e*	Spectranetics Corp	3,531
4,140	e*	St. Jude Medical, Inc	155,705
800		STERIS Corp	21,248
3,386	e	Stryker Corp	224,560
376	e*	Symmetry Medical, Inc	6,140
450	e*	Techne Corp	25,695
993	e	Tektronix, Inc	27,963
385	e*	Teledyne Technologies, Inc	14,414
2,014	*	Teradyne, Inc	33,312
4,610	*	Thermo Electron Corp	215,518
800	e*	ThermoGenesis Corp	2,912
483	e*	Thoratec Corp	10,095
1,248	*	Trimble Navigation Ltd	33,496
100	e	United Industrial Corp	5,520
396	*	Varian, Inc	23,071
262	e*	Veeco Instruments, Inc	5,109
328	e*	Ventana Medical Systems, Inc	13,743
404	e*	Viasys Healthcare, Inc	13,732
200	e*	Vital Images, Inc	6,652
61	e	Vital Signs, Inc	3,171
1,078	e*	Waters Corp	62,524
282	e*	Wright Medical Group, Inc	6,286
10,440	*	Xerox Corp	176,332
300	e*	X-Rite, Inc	3,885
43	e	Young Innovations, Inc	1,170
2,700	*	Zimmer Holdings, Inc	230,607
200	*	Zoll Medical Corp	5,330
198	*	Zygo Corp	3,170

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	7,187,888

INSURANCE AGENTS, BROKERS AND SERVICE - 0.43%
3,460	e	AON Corp	131,342
1,188	e	Brown & Brown, Inc	32,135
245	e	Crawford & Co (Class B)	1,421
1,000	e	Gallagher (Arthur J.) & Co	28,330
3,516		Hartford Financial Services Group, Inc	336,059
394		Hilb Rogal & Hobbs Co	19,326
97	e	James River Group, Inc	3,037
5,936	e	Marsh & McLennan Cos, Inc	173,865
378	e	National Financial Partners Corp	17,732
600	*	USI Holdings Corp	10,110

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	753,357

INSURANCE CARRIERS - 4.46%
300		21st Century Insurance Group	6,360
5,668		Aetna, Inc	248,202
5,425		Aflac, Inc	255,301
321	e	Alfa Corp	5,932
54	e*	Alleghany Corp	20,174
7,113		Allstate Corp	427,207
1,149		Ambac Financial Group, Inc	99,262
400		American Equity Investment Life Holding Co	5,252
928	e	American Financial Group, Inc	31,589
24,263		American International Group, Inc	1,630,959
144		American National Insurance Co	18,422

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

130	*	American Physicians Capital, Inc	$5,210
539	*	AMERIGROUP Corp	16,386
400	*	Argonaut Group, Inc	12,944
1,403	e	Assurant, Inc	75,243
125	e	Baldwin & Lyons, Inc (Class B)	3,181
161		Bristol West Holdings, Inc	3,569
444	e*	Centene Corp	9,320
4,614		Chubb Corp	238,405
1,793		Cincinnati Financial Corp	76,023
303	e*	CNA Financial Corp	13,056
100	e*	CNA Surety Corp	2,110
556		Commerce Group, Inc	16,702
1,557	e*	Conseco, Inc	26,936
394		Delphi Financial Group, Inc (Class A)	15,851
168		Direct General Corp	3,572
143	e	Donegal Group, Inc (Class A)	2,428
620	*	Employers Holdings, Inc	12,412
583	e	Erie Indemnity Co (Class A)	30,765
79	e	FBL Financial Group, Inc (Class A)	3,091
2,291		Fidelity National Title Group, Inc (Class A)	55,007
180	e*	First Acceptance Corp	1,885
914	e	First American Corp	46,358
210	e*	Fpic Insurance Group, Inc	9,381
5,077		Genworth Financial, Inc (Class A)	177,390
68	e	Great American Financial Resources, Inc	1,665
600	e	Hanover Insurance Group, Inc	27,672
206		Harleysville Group, Inc	6,693
1,158	e	HCC Insurance Holdings, Inc	35,666
1,175	e*	Health Net, Inc	63,227
276	e*	HealthExtras, Inc	7,943
320	*	Healthspring, Inc	7,536
467		Horace Mann Educators Corp	9,597
1,774	*	Humana, Inc	102,927
205	e	Infinity Property & Casualty Corp	9,606
77	e	Kansas City Life Insurance Co	3,465
200	e	LandAmerica Financial Group, Inc	14,782
1,742	e	Leucadia National Corp	51,250
3,060		Lincoln National Corp	207,437
4,743		Loews Corp	215,474
104	*	Markel Corp	50,422
1,466		MBIA, Inc	96,008
288	e	Mercury General Corp	15,276
4,992		Metlife, Inc	315,245
1,052	e	MGIC Investment Corp	61,984
70		Midland Co	2,969
110	*	Molina Healthcare, Inc	3,365
173	e	National Interstate Corp	4,456
19	e	National Western Life Insurance Co (Class A)	4,651
590		Nationwide Financial Services, Inc (Class A)	31,777
117	*	Navigators Group, Inc	5,870
154	e	Odyssey Re Holdings Corp	6,054
652		Ohio Casualty Corp	19,527
2,437		Old Republic International Corp	53,906
609	e*	Philadelphia Consolidated Holding Co	26,790
1,122		Phoenix Cos, Inc	15,573
400	e*	PMA Capital Corp (Class A)	3,756
973		PMI Group, Inc	43,999
200	e	Presidential Life Corp	3,944
2,994		Principal Financial Group	179,251
338	e*	ProAssurance Corp	17,289
8,715		Progressive Corp	190,161
737		Protective Life Corp	32,457
5,453		Prudential Financial, Inc	492,188

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

910		Radian Group, Inc	$49,941
310	e	Reinsurance Group Of America, Inc	17,893
200	e	RLI Corp	10,986
1,297	e	Safeco Corp	86,160
200		Safety Insurance Group, Inc	8,024
109	*	SCPIE Holdings, Inc	2,474
169	e*	SeaBright Insurance Holdings, Inc	3,110
656		Selective Insurance Group, Inc	16,702
648	e	Stancorp Financial Group, Inc	31,862
200		State Auto Financial Corp	6,426
200	e	Stewart Information Services Corp	8,358
1,092	e	Torchmark Corp	71,624
176	e	Tower Group, Inc	5,671
412	e	Transatlantic Holdings, Inc	26,829
7,761		Travelers Cos, Inc/The	401,787
173	e*	Triad Guaranty, Inc	7,164
234	e	United Fire & Casualty Co	8,220
14,754		UnitedHealth Group, Inc	781,519
500		Unitrin, Inc	23,535
417	*	Universal American Financial Corp	8,081
3,532		UnumProvident Corp	81,342
1,705	e	W.R. Berkley Corp	56,470
356	*	WellCare Health Plans, Inc	30,349
20		Wesco Financial Corp	9,200
401		Zenith National Insurance Corp	18,955

		TOTAL INSURANCE CARRIERS	7,820,425

JUSTICE, PUBLIC ORDER AND SAFETY - 0.03%
610	*	Corrections Corp of America	32,214
350	e*	Geo Group, Inc	15,862

		TOTAL JUSTICE, PUBLIC ORDER AND SAFETY	48,076

LEATHER AND LEATHER PRODUCTS - 0.16%
4,288	*	Coach, Inc	214,614
200	*	CROCS, Inc	9,450
200	e*	Genesco, Inc	8,306
785	e*	Iconix Brand Group, Inc	16,014
150		Steven Madden Ltd	4,380
558	*	Timberland Co (Class A)	14,525
60		Weyco Group, Inc	1,559
600		Wolverine World Wide, Inc	17,142

		TOTAL LEATHER AND LEATHER PRODUCTS	285,990

LEGAL SERVICES - 0.01%
452	e*	FTI Consulting, Inc	15,183
154	e*	Pre-Paid Legal Services, Inc	7,717

		TOTAL LEGAL SERVICES	22,900

LOCAL AND INTERURBAN PASSENGER TRANSIT - 0.02%
804		Laidlaw International, Inc	27,818

		TOTAL LOCAL AND INTERURBAN PASSENGER TRANSIT	27,818

LUMBER AND WOOD PRODUCTS - 0.03%
80	e	American Woodmark Corp	2,941
1,649	e*	Champion Enterprises, Inc	14,511
100	e	Deltic Timber Corp	4,796
1,157		Louisiana-Pacific Corp	23,209
100	e	Skyline Corp	3,374
200	e	Universal Forest Products, Inc	9,910

		TOTAL LUMBER AND WOOD PRODUCTS	58,741

METAL MINING - 0.31%
548	e	Cleveland-Cliffs, Inc	35,077

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,160	e*	Coeur d’Alene Mines Corp	$12,988
496	e	Foundation Coal Holdings, Inc	17,033
3,521		Freeport-McMoRan Copper & Gold, Inc (Class B)	233,055
1,552	e*	Hecla Mining Co	14,061
4,444		Newmont Mining Corp	186,604
607	e*	Rosetta Resources, Inc	12,468
468	e	Royal Gold, Inc	14,087
200	e	Southern Copper Corp	14,332
345	e*	Stillwater Mining Co	4,378

		TOTAL METAL MINING	544,083

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.21%
300		Blyth, Inc	6,333
806	e	Callaway Golf Co	12,703
423	e	Daktronics, Inc	11,607
1,594	e	Fortune Brands, Inc	125,639
1,875		Hasbro, Inc	53,663
211	e*	Jakks Pacific, Inc	5,043
506	e*	K2, Inc	6,118
4,259	e	Mattel, Inc	117,421
275	e	Nautilus, Inc	4,243
538	e*	Progressive Gaming International Corp	2,421
191	*	RC2 Corp	7,714
100	*	Russ Berrie & Co, Inc	1,410
393	e*	Shuffle Master, Inc	7,172
100		Steinway Musical Instruments, Inc	3,227

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	364,714

MISCELLANEOUS RETAIL - 1.40%
198	*	1-800-FLOWERS.COM, Inc (Class A)	1,540
110	e*	AC Moore Arts & Crafts, Inc	2,347
3,395	e*	Amazon.com, Inc	135,087
565	e	Barnes & Noble, Inc	22,289
4,477		Best Buy Co, Inc	218,119
334		Big 5 Sporting Goods Corp	8,657
158	*	Blue Nile, Inc	6,424
155	e	Books-A-Million, Inc	2,207
792	e	Borders Group, Inc	16,173
200	e*	Build-A-Bear Workshop, Inc	5,494
400		Cash America International, Inc	16,400
558	e*	CKX, Inc	6,194
557	e*	Coldwater Creek, Inc	11,296
17,181		CVS Corp	586,559
137	*	dELiA*s, Inc	1,258
368	e*	Dick’s Sporting Goods, Inc	21,440
1,155	*	Dollar Tree Stores, Inc	44,167
1,133	e*	Drugstore.com, Inc	2,923
393	*	Ezcorp, Inc (Class A)	5,789
324	e*	GSI Commerce, Inc	7,319
373	*	Hibbett Sports, Inc	10,664
300	e	Longs Drug Stores Corp	15,492
391		MSC Industrial Direct Co (Class A)	18,252
333	e*	Nutri/System, Inc	17,453
3,040	*	Office Depot, Inc	106,826
769	e	OfficeMax, Inc	40,557
93	e*	Overstock.com, Inc	1,544
1,575	e	Petsmart, Inc	51,912
254	*	Priceline.com, Inc	13,528
5,731	e*	Rite Aid Corp	33,068
954	*	Sears Holdings Corp	171,873
192	e*	Stamps.com, Inc	2,759
8,122		Staples, Inc	209,872
500		Systemax, Inc	9,365

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,527	e	Tiffany & Co	$69,448
180	e*	Valuevision International, Inc (Class A)	2,225
11,191		Walgreen Co	513,555
362		World Fuel Services Corp	16,746
490	e*	Zale Corp	12,926
300	e*	Zumiez, Inc	12,036

		TOTAL MISCELLANEOUS RETAIL	2,451,783

MOTION PICTURES - 1.65%
466	e*	Avid Technology, Inc	16,254
1,979	e*	Blockbuster, Inc (Class A)	12,745
100	e	Carmike Cinemas, Inc	2,320
7,421		CBS Corp (Class B)	227,008
3,011	e*	Discovery Holding Co (Class A)	57,600
428	e*	DreamWorks Animation SKG, Inc (Class A)	13,088
171	e*	Gaiam, Inc (Class A)	2,692
524	*	Macrovision Corp	13,126
460	*	National CineMedia, Inc	12,282
25,466		News Corp (Class A)	588,774
687	e	Regal Entertainment Group (Class A)	13,651
1,640	e*	Time Warner Telecom, Inc (Class A)	34,063
41,357		Time Warner, Inc	815,560
7,104	*	Viacom, Inc (Class B)	292,045
22,808		Walt Disney Co	785,279

		TOTAL MOTION PICTURES	2,886,487

NONDEPOSITORY INSTITUTIONS - 1.64%
200	e*	Accredited Home Lenders Holding Co	1,854
700	e	Advance America Cash Advance Centers, Inc	10,773
199	e	Advanta Corp (Class B)	8,724
1,746	e	American Capital Strategies Ltd	77,365
11,971		American Express Co	675,164
1,465	e*	AmeriCredit Corp	33,490
410		Ares Capital Corp	7,450
111	e	Asta Funding, Inc	4,793
4,472		Capital One Financial Corp	337,457
964	e	CapitalSource, Inc	24,225
555		CharterMac	10,739
2,151		CIT Group, Inc	113,831
218	e*	CompuCredit Corp	6,806
6,802		Countrywide Financial Corp	228,819
103	e*	Credit Acceptance Corp	2,801
859	*	Doral Financial Corp	1,409
10,754		Fannie Mae	586,953
160	e	Federal Agricultural Mortgage Corp (Class C)	4,352
274	e	Financial Federal Corp	7,212
250	*	First Cash Financial Services, Inc	5,570
496	e	First Marblehead Corp	22,265
7,728		Freddie Mac	459,739
499	*	INVESTools, Inc	6,936
505	e	MCG Capital Corp	9,474
200		Nelnet, Inc (Class A)	4,794
300	e	NGP Capital Resources Co	4,743
300	e*	Ocwen Financial Corp	3,861
4,571		SLM Corp	186,954
42		Student Loan Corp	7,809
200	e	Technology Investment Capital Corp	3,382
109	e*	United PanAm Financial Corp	1,363
199	e*	World Acceptance Corp	7,950

		TOTAL NONDEPOSITORY INSTITUTIONS	2,869,057

NONMETALLIC MINERALS, EXCEPT FUELS - 0.10%
200	e	AMCOL International Corp	5,930

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

350		Compass Minerals International, Inc	$11,690
495		Florida Rock Industries, Inc	33,309
1,088		Vulcan Materials Co	126,730

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	177,659

OIL AND GAS EXTRACTION - 1.76%
5,089	e	Anadarko Petroleum Corp	218,725
117	e*	Arena Resources, Inc	5,864
239	e*	Atlas America, Inc	13,501
191	e*	ATP Oil & Gas Corp	7,182
282	e*	Atwood Oceanics, Inc	16,551
727	*	Aurora Oil & Gas Corp	1,897
3,583		Baker Hughes, Inc	236,944
130	*	Basic Energy Services, Inc	3,029
400	e	Berry Petroleum Co (Class A)	12,264
310	e*	Bill Barrett Corp	10,047
3,222		BJ Services Co	89,894
184	e*	Bois d’Arc Energy, Inc	2,434
400	e*	Brigham Exploration Co	2,488
200	e*	Bronco Drilling Co, Inc	3,314
230	e*	Callon Petroleum Co	3,121
1,292	*	Cameron International Corp	81,125
202	e*	Carrizo Oil & Gas, Inc	7,062
564	e*	Cheniere Energy, Inc	17,569
4,547	e	Chesapeake Energy Corp	140,411
900	e	Cimarex Energy Co	33,318
100	*	Clayton Williams Energy, Inc	2,837
303	e*	CNX Gas Corp	8,584
284	e*	Complete Production Services, Inc	5,654
432	*	Comstock Resources, Inc	11,828
80	*	Dawson Geophysical Co	3,962
399		Delta & Pine Land Co	16,439
500	e*	Delta Petroleum Corp	11,480
1,296	*	Denbury Resources, Inc	38,608
630		Diamond Offshore Drilling, Inc	50,999
300	*	Edge Petroleum Corp	3,756
520	e*	Encore Acquisition Co	12,579
464	e*	Energy Partners Ltd	8,422
1,653		ENSCO International, Inc	89,923
1,290		Equitable Resources, Inc	62,333
420	*	EXCO Resources, Inc	6,964
311	e*	Exploration Co of Delaware, Inc	3,374
559	e*	Forest Oil Corp	18,654
1,187	e*	Gasco Energy, Inc	2,896
1,000	e*	GeoGlobal Resources, Inc	6,110
900	e*	Global Industries Ltd	16,461
87	e*	GMX Resources, Inc	2,674
111	e*	Goodrich Petroleum Corp	3,733
2,200	e*	Grey Wolf, Inc	14,740
11,432		Halliburton Co	362,852
1,111	e*	Hanover Compressor Co	24,720
318	e*	Harvest Natural Resources, Inc	3,097
992	e*	Helix Energy Solutions Group, Inc	36,992
1,072	e	Helmerich & Payne, Inc	32,524
200	e*	Hercules Offshore, Inc	5,252
291	e*	Houston Exploration Co	15,699
793	e*	Mariner Energy, Inc	15,170
254	e*	McMoRan Exploration Co	3,482
910	e*	Meridian Resource Corp	2,193
173	e*	Metretek Technologies, Inc	2,308
1,814	*	National Oilwell Varco, Inc	141,111
1,000	e*	Newpark Resources, Inc	7,050
548	*	Oceaneering International, Inc	23,082

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

522	e*	Parallel Petroleum Corp	$11,980
1,200	*	Parker Drilling Co	11,268
1,800	e	Patterson-UTI Energy, Inc	40,392
1,557	e*	PetroHawk Energy Corp	20,506
165	e*	Petroleum Development Corp	8,839
435	*	Petroquest Energy, Inc	5,085
452	e*	Pioneer Drilling Co	5,736
1,444		Pioneer Natural Resources Co	62,251
819	*	Plains Exploration & Production Co	36,970
564	e	Pogo Producing Co	27,128
1,760	*	Pride International, Inc	52,976
209	*	Quest Resource Corp	1,917
679	e*	Quicksilver Resources, Inc	27,004
1,430		Range Resources Corp	47,762
1,179		Rowan Cos, Inc	38,282
337		RPC, Inc	5,614
245	*	SEACOR Holdings, Inc	24,108
2,320		Smith International, Inc	111,476
1,884	*	Southwestern Energy Co	77,206
600		St. Mary Land & Exploration Co	22,008
296	e*	Stone Energy Corp	8,788
373	*	Sulphco, Inc	1,276
868	e*	Superior Energy Services	29,920
70	*	Superior Well Services, Inc	1,600
270	e*	Swift Energy Co	11,278
2,591	e*	Syntroleum Corp	8,084
810	e*	Tetra Technologies, Inc	20,015
765	e	Tidewater, Inc	44,814
672	*	Todco	27,102
248	e*	Toreador Resources Corp	4,501
754	e*	Transmeridian Exploration, Inc	2,156
127	e*	Trico Marine Services, Inc	4,732
300	*	Union Drilling, Inc	4,260
686	e*	Unit Corp	34,705
621	e*	Vaalco Energy, Inc	3,217
136		W&T Offshore, Inc	3,934
580	e*	Warren Resources, Inc	7,557
347	*	W-H Energy Services, Inc	16,219
413	e*	Whiting Petroleum Corp	16,276
3,962	e	XTO Energy, Inc	217,157

		TOTAL OIL AND GAS EXTRACTION	3,091,381

PAPER AND ALLIED PRODUCTS - 0.55%
1,090		Bemis Co	36,395
591	e	Bowater, Inc	14,078
600	*	Buckeye Technologies, Inc	7,788
200	e*	Caraustar Industries, Inc	1,256
676	e*	Cenveo, Inc	16,427
151	e	Chesapeake Corp	2,280
5,279	*	Domtar Corporation	49,147
397	e	Glatfelter	5,919
556	e*	Graphic Packaging Corp	2,635
166		Greif, Inc (Class A)	18,444
5,092		International Paper Co	185,349
5,101		Kimberly-Clark Corp	349,367
679		Longview Fibre Co	16,724
1,952		MeadWestvaco Corp	60,200
500	*	Mercer International, Inc	5,980
162		Neenah Paper, Inc	6,438
886		Packaging Corp of America	21,618
424	*	Playtex Products, Inc	5,754
390		Rock-Tenn Co (Class A)	12,948
136		Schweitzer-Mauduit International, Inc	3,380

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

2,686	*	Smurfit-Stone Container Corp	$30,244
1,093		Sonoco Products Co	41,075
1,238		Temple-Inland, Inc	73,958
334		Wausau Paper Corp	4,796

		TOTAL PAPER AND ALLIED PRODUCTS	972,200

PERSONAL SERVICES - 0.15%
1,456		Cintas Corp	52,562
300	e	Coinmach Service Corp (Class A)	3,183
300	e*	Coinstar, Inc	9,390
387		G & K Services, Inc (Class A)	14,040
3,572		H&R Block, Inc	75,155
300	e	Jackson Hewitt Tax Service, Inc	9,654
542		Regis Corp	21,881
887	*	Sally Beauty Holdings, Inc	8,152
3,415		Service Corp International	40,502
100		Unifirst Corp	3,837
450		Weight Watchers International, Inc	20,741

		TOTAL PERSONAL SERVICES	259,097

PETROLEUM AND COAL PRODUCTS - 6.10%
200	e	Alon USA Energy, Inc	7,240
3,692		Apache Corp	261,024
692		Ashland, Inc	45,395
525		Cabot Oil & Gas Corp	35,343
24,313		Chevron Corp	1,798,189
18,156		ConocoPhillips	1,240,963
4,885		Devon Energy Corp	338,140
2,739		EOG Resources, Inc	195,400
63,130		Exxon Mobil Corp	4,763,159
1,200	e	Frontier Oil Corp	39,168
150	*	Giant Industries, Inc	11,348
474	e*	Headwaters, Inc	10,357
2,983		Hess Corp	165,467
524		Holly Corp	31,073
3,789		Marathon Oil Corp	374,467
2,029		Murphy Oil Corp	108,349
1,371	e*	Newfield Exploration Co	57,184
1,948	e	Noble Energy, Inc	116,198
9,518		Occidental Petroleum Corp	469,333
1,474		Sunoco, Inc	103,829
747		Tesoro Corp	75,021
6,794		Valero Energy Corp	438,145
174	e	WD-40 Co	5,518
170	e	Western Refining, Inc	6,633

		TOTAL PETROLEUM AND COAL PRODUCTS	10,696,943

PIPELINES, EXCEPT NATURAL GAS - 0.10%
6,600	e	Spectra Energy Corp	173,382

		TOTAL PIPELINES, EXCEPT NATURAL GAS	173,382

PRIMARY METAL INDUSTRIES - 1.04%
1,400	*	AK Steel Holding Corp	32,746
9,566		Alcoa, Inc	324,287
1,122		Allegheny Technologies, Inc	119,706
400	e	Belden CDT, Inc	21,436
300	*	Brush Engineered Materials, Inc	14,541
260		Carpenter Technology Corp	31,398
256	e*	Century Aluminum Co	12,001
482		Chaparral Steel Co	28,038
572	*	CommScope, Inc	24,539
17,145	*	Corning, Inc	389,877
255	e	Encore Wire Corp	6,457

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

490	*	General Cable Corp	$26,181
250	e	Gibraltar Industries, Inc	5,655
649		Hubbell, Inc (Class B)	31,308
111	e*	LB Foster Co (Class A)	2,288
355	*	Lone Star Technologies, Inc	23,441
337	e	Matthews International Corp (Class A)	13,716
372		Mueller Industries, Inc	11,197
3,327	e	Nucor Corp	216,688
89		Olympic Steel, Inc	2,758
1,471		Precision Castparts Corp	153,058
450	e	Quanex Corp	19,058
240	e*	RTI International Metals, Inc	21,842
281	e	Schnitzer Steel Industries, Inc (Class A)	11,288
1,060	e	Steel Dynamics, Inc	45,792
200	e	Steel Technologies, Inc	5,916
179	e*	Superior Essex, Inc	6,206
241	e	Texas Industries, Inc	18,203
1,154	e*	Titanium Metals Corp	41,406
314	e	Tredegar Corp	7,156
1,405		United States Steel Corp	139,334
200	*	Wheeling-Pittsburgh Corp	4,738
735	e	Worthington Industries, Inc	15,126

		TOTAL PRIMARY METAL INDUSTRIES	1,827,381

PRINTING AND PUBLISHING – 0.58%
464	e*	ACCO Brands Corp	11,178
600	e	American Greetings Corp (Class A)	13,926
946		Belo (A.H.) Corp (Class A)	17,662
300		Bowne & Co, Inc	4,719
100	*	Consolidated Graphics, Inc	7,405
73	e	Courier Corp	2,852
46	e	CSS Industries, Inc	1,724
594	e	Dow Jones & Co, Inc	20,475
721		Dun & Bradstreet Corp	65,755
269		Ennis, Inc	7,198
861		EW Scripps Co (Class A)	38,469
2,687		Gannett Co, Inc	151,251
700	e	Harte-Hanks, Inc	19,313
268		John H Harland Co	13,730
600		John Wiley & Sons, Inc (Class A)	22,656
474	e	Journal Communications, Inc (Class A)	6,214
446	e	Journal Register Co	2,658
478		Lee Enterprises, Inc	14,364
239	e	Martha Stewart Living Omnimedia, Inc (Class A)	4,065
571	e	McClatchy Co (Class A)	18,049
3,827	e	McGraw-Hill Cos, Inc	240,642
232		Media General, Inc (Class A)	8,853
387		Meredith Corp	22,210
1,452	e	New York Times Co (Class A)	34,137
100	e*	Playboy Enterprises, Inc (Class B)	1,029
300	e*	Presstek, Inc	1,815
1,202	*	Primedia, Inc	3,197
575		R.H. Donnelley Corp	40,762
2,310	e	R.R. Donnelley & Sons Co	84,523
100	e	Schawk, Inc	1,811
300	*	Scholastic Corp	9,330
235	e	Standard Register Co	2,973
621	e*	Sun-Times Media Group, Inc (Class A)	3,080
1,959	e	Tribune Co	62,903
554	e*	Valassis Communications, Inc	9,523
57		Washington Post Co (Class B)	43,520

		TOTAL PRINTING AND PUBLISHING	1,013,971

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

RAILROAD TRANSPORTATION – 0.64%
4,055	e	Burlington Northern Santa Fe Corp	$326,144
4,722		CSX Corp	189,116
342	e	Florida East Coast Industries	21,440
369	e*	Genesee & Wyoming, Inc (Class A)	9,819
850	e*	Kansas City Southern Industries, Inc	30,243
4,611		Norfolk Southern Corp	233,317
3,026		Union Pacific Corp	307,290

		TOTAL RAILROAD TRANSPORTATION	1,117,369

REAL ESTATE – 0.13%
82	e	California Coastal Communities, Inc	1,664
2,010	*	CB Richard Ellis Group, Inc (Class A)	68,702
59	e	Consolidated-Tomoka Land Co	4,452
760		Forest City Enterprises, Inc (Class A)	50,297
389		Jones Lang LaSalle, Inc	40,565
400	e	Orleans Homebuilders, Inc	3,540
803	e	St. Joe Co	42,005
1,142	e	Stewart Enterprises, Inc (Class A)	9,205

		TOTAL REAL ESTATE	220,430

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS – 0.17%
78	*	AEP Industries, Inc	3,354
600		Cooper Tire & Rubber Co	10,974
100	e*	Deckers Outdoor Corp	7,102
2,061	e*	Goodyear Tire & Rubber Co	64,283
3,056		Newell Rubbermaid, Inc	95,011
115		PW Eagle, Inc	3,800
353		Schulman (A.), Inc	8,317
1,782		Sealed Air Corp	56,311
110	*	Skechers U.S.A., Inc (Class A)	3,693
267		Spartech Corp	7,834
200	e	Titan International, Inc	5,066
122	e*	Trex Co, Inc	2,627
661	e	Tupperware Corp	16,479
331		West Pharmaceutical Services, Inc	15,368

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	300,219

SECURITY AND COMMODITY BROKERS – 3.06%
850		A.G. Edwards, Inc	58,803
2,353		Ameriprise Financial, Inc	134,450
1,313		Bear Stearns Cos, Inc	197,410
215	e	BlackRock, Inc	33,607
200	e	Calamos Asset Management, Inc (Class A)	4,464
575	*	Cbot Holdings, Inc (Class A)	104,363
11,623		Charles Schwab Corp	212,585
377		Chicago Mercantile Exchange Holdings, Inc	200,737
144	e	Cohen & Steers, Inc	6,204
4,641	e*	E*Trade Financial Corp	98,482
1,207		Eaton Vance Corp	43,017
943		Federated Investors, Inc (Class B)	34,627
1,956		Franklin Resources, Inc	236,343
69		GAMCO Investors, Inc (Class A)	2,990
100	e*	GFI Group, Inc	6,797
4,166		Goldman Sachs Group, Inc	860,821
191	e	Greenhill & Co, Inc	11,725
730	*	IntercontinentalExchange, Inc	89,213
416		International Securities Exchange, Inc	20,301
452	e*	Investment Technology Group, Inc	17,718
2,426	e	Janus Capital Group, Inc	50,728
1,289		Jefferies Group, Inc	37,317
300	*	KBW, Inc	10,428
1,234	*	Knight Capital Group, Inc (Class A)	19,547

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

600	e*	LaBranche & Co, Inc	$4,896
1,387		Legg Mason, Inc	130,669
5,865	e	Lehman Brothers Holdings, Inc	410,961
239	e*	MarketAxess Holdings, Inc	4,001
10,069		Merrill Lynch & Co, Inc	822,335
11,752		Morgan Stanley	925,588
154	e*	Morningstar, Inc	7,953
1,026	e*	Nasdaq Stock Market, Inc	30,175
861	e	Nuveen Investments, Inc (Class A)	40,725
100	*	Nymex Holdings, Inc	13,576
1,695	e*	NYSE Group, Inc	158,906
300		optionsXpress Holdings, Inc	7,062
300	*	Penson Worldwide, Inc	9,057
190	*	Piper Jaffray Cos	11,769
970		Raymond James Financial, Inc	28,867
680	e	SEI Investments Co	40,956
100	e*	Stifel Financial Corp	4,430
181	e	SWS Group, Inc	4,491
2,894		T Rowe Price Group, Inc	136,568
3,306	e*	TD Ameritrade Holding Corp	49,193
200	e*	Thomas Weisel Partners Group, Inc	3,804
877		Waddell & Reed Financial, Inc (Class A)	20,452

		TOTAL SECURITY AND COMMODITY BROKERS	5,359,111

SOCIAL SERVICES – 0.01%
250	e*	Bright Horizons Family Solutions, Inc	9,438
236	e*	Capital Senior Living Corp	2,740
97	e*	Providence Service Corp	2,301
319	*	Res-Care, Inc	5,583

		TOTAL SOCIAL SERVICES	20,062

SPECIAL TRADE CONTRACTORS – 0.06%
100	e	Alico, Inc	5,733
266		Chemed Corp	13,023
409		Comfort Systems USA, Inc	4,900
596	e*	Dycom Industries, Inc	15,532
372	e*	EMCOR Group, Inc	21,941
400	e*	Insituform Technologies, Inc (Class A)	8,316
167	e*	Integrated Electrical Services, Inc	4,130
120	e*	Layne Christensen Co	4,370
1,376	e*	Quanta Services, Inc	34,703

		TOTAL SPECIAL TRADE CONTRACTORS	112,648

STONE, CLAY, AND GLASS PRODUCTS – 0.10%
311		Apogee Enterprises, Inc	6,232
280	e*	Cabot Microelectronics Corp	9,383
202	e	CARBO Ceramics, Inc	9,403
582	e	Eagle Materials, Inc	25,975
1,800		Gentex Corp	29,250
1,609	*	Owens-Illinois, Inc	41,464
363	e*	US Concrete, Inc	2,839
920	e*	USG Corp	42,946

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	167,492

TEXTILE MILL PRODUCTS – 0.01%
200	e	Oxford Industries, Inc	9,888
300	e	Xerium Technologies, Inc	2,406

		TOTAL TEXTILE MILL PRODUCTS	12,294

TOBACCO PRODUCTS – 1.35%
22,917		Altria Group, Inc	2,012,342
1,015		Loews Corp (Carolina Group)	76,744
2,016		Reynolds American, Inc	125,819

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

341		Universal Corp	$20,920
1,857		UST, Inc	107,669
766	e	Vector Group Ltd	14,332

		TOTAL TOBACCO PRODUCTS	2,357,826

TRANSPORTATION BY AIR - 0.46%
608	*	ABX Air, Inc	4,165
2,594	*	AMR Corp	78,987
114	*	Air Methods Corp	2,738
995	e*	Airtran Holdings, Inc	10,219
458	e*	Alaska Air Group, Inc	17,450
218	e*	Atlas Air Worldwide Holdings, Inc	11,495
281	e*	Bristow Group, Inc	10,242
920	*	Continental Airlines, Inc (Class B)	33,479
356	*	EGL, Inc	14,108
622	e*	ExpressJet Holdings, Inc	3,632
3,336		FedEx Corp	358,386
550	e*	Frontier Airlines Holdings, Inc	3,306
1,884	e*	JetBlue Airways Corp	21,685
200	e*	Mesa Air Group, Inc	1,506
149	e*	PHI, Inc	4,032
300	*	Republic Airways Holdings, Inc	6,888
692	e	Skywest, Inc	18,566
8,910	e	Southwest Airlines Co	130,977
1,265	e*	UAL Corp	48,285
661	*	US Airways Group, Inc	30,062

		TOTAL TRANSPORTATION BY AIR	810,208

TRANSPORTATION EQUIPMENT - 2.56%
223	e	A.O. Smith Corp	8,523
335	e*	AAR Corp	9,233
300	*	Accuride Corp	4,380
148	*	Aftermarket Technology Corp	3,593
449	e	American Axle & Manufacturing Holdings, Inc	12,280
90		American Railcar Industries, Inc	2,683
200	e	Arctic Cat, Inc	3,898
738	e	ArvinMeritor, Inc	13,469
939		Autoliv, Inc	53,626
761	e*	BE Aerospace, Inc	24,124
8,798		Boeing Co	782,230
975		Brunswick Corp	31,054
540		Clarcor, Inc	17,172
520		Federal Signal Corp	8,070
570	e*	Fleetwood Enterprises, Inc	4,509
19,288	e*	Ford Motor Co	152,182
300	e	Freightcar America, Inc	14,451
119	*	Fuel Systems Solutions, Inc	2,204
575	e*	GenCorp, Inc	7,958
4,506		General Dynamics Corp	344,258
5,100	e	General Motors Corp	156,264
111	e*	GenTek, Inc	3,781
1,978		Genuine Parts Co	96,922
1,292	e	Goodrich Corp	66,512
110	e	Greenbrier Cos, Inc	2,937
300		Group 1 Automotive, Inc	11,931
2,922		Harley-Davidson, Inc	171,668
936	e	Harsco Corp	41,989
225	e	Heico Corp	8,210
1,950		ITT Industries, Inc	117,624
200	*	K&F Industries Holdings, Inc	5,386
200		Kaman Corp	4,662
3,984		Lockheed Martin Corp	386,528
220		Monaco Coach Corp	3,505

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

3,839		Northrop Grumman Corp	$284,931
485	e*	Orbital Sciences Corp	9,089
768	e	Oshkosh Truck Corp	40,704
2,690		Paccar, Inc	197,446
1,642	*	Pactiv Corp	55,401
457	e	Polaris Industries, Inc	21,927
4,955		Raytheon Co	259,939
89	e*	Sequa Corp (Class A)	10,660
800	*	Spirit Aerosystems Holdings, Inc (Class A)	25,480
200	e	Superior Industries International, Inc	4,166
547	*	Tenneco, Inc	13,927
1,413		Textron, Inc	126,887
400		Thor Industries, Inc	15,756
122	*	TransDigm Group, Inc	4,438
804	e	Trinity Industries, Inc	33,704
229	e	Triumph Group, Inc	12,673
456	*	TRW Automotive Holdings Corp	15,878
11,197		United Technologies Corp	727,805
1,603	*	Visteon Corp	13,690
270	e	Wabash National Corp	4,163
492		Westinghouse Air Brake Technologies Corp	16,969
353	e	Winnebago Industries, Inc	11,871

		TOTAL TRANSPORTATION EQUIPMENT	4,485,320

TRANSPORTATION SERVICES - 0.20%
184		Ambassadors Group, Inc	6,116
1,891		CH Robinson Worldwide, Inc	90,295
121	e*	Dynamex, Inc	3,078
2,282		Expeditors International Washington, Inc	94,292
538	e	GATX Corp	25,716
1,100	*	Hertz Global Holdings, Inc	26,070
500	*	HUB Group, Inc (Class A)	14,495
711	*	Lear Corp	25,959
400	e	Pacer International, Inc	10,776
1,430		Sabre Holdings Corp (Class A)	46,833

		TOTAL TRANSPORTATION SERVICES	343,630

TRUCKING AND WAREHOUSING - 0.40%
300	e	Arkansas Best Corp	10,665
250	e*	Celadon Group, Inc	4,175
512		Con-way, Inc	25,518
289	e	Forward Air Corp	9,502
770		Heartland Express, Inc	12,228
1,272		J.B. Hunt Transport Services, Inc	33,377
690		Landstar System, Inc	31,630
160	*	Marten Transport Ltd	2,541
262	*	Old Dominion Freight Line	7,548
60	*	P.A.M. Transportation Services, Inc	1,237
600	e*	Quality Distribution, Inc	5,190
133	*	Saia, Inc	3,159
215	e*	SIRVA, Inc	768
579	e*	Swift Transportation Co, Inc	18,042
200	*	U.S. Xpress Enterprises, Inc (Class A)	3,452
7,096		United Parcel Service, Inc (Class B)	497,430
200	e*	USA Truck, Inc	3,108
457	e	Werner Enterprises, Inc	8,304
611	e*	YRC Worldwide, Inc	24,574

		TOTAL TRUCKING AND WAREHOUSING	702,448

WATER TRANSPORTATION - 0.06%
464	e	Alexander & Baldwin, Inc	23,404
672	e*	American Commercial Lines, Inc	21,134
200	*	Gulfmark Offshore, Inc	8,730

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

151		Horizon Lines, Inc (Class A)	$4,956
253	*	Hornbeck Offshore Services, Inc	7,248
512	*	Kirby Corp	17,910
300		Overseas Shipholding Group, Inc	18,780

		TOTAL WATER TRANSPORTATION	102,162

WHOLESALE TRADE-DURABLE GOODS - 0.39%
1,016		Adesa, Inc	28,072
400		Agilysys, Inc	8,988
450	e	Applied Industrial Technologies, Inc	11,043
1,274	e*	Arrow Electronics, Inc	48,094
480	e	Barnes Group, Inc	11,045
474	e*	Beacon Roofing Supply, Inc	7,669
300		BlueLinx Holdings, Inc	3,150
592		BorgWarner, Inc	44,649
296		Building Material Holding Corp	5,361
200		Castle (A.M.) & Co	5,872
244	e*	Conceptus, Inc	4,880
1,300	*	Cytyc Corp	44,473
400	*	Digi International, Inc	5,080
130	e*	Drew Industries, Inc	3,728
480	e*	Genesis Microchip, Inc	4,459
1,300		IKON Office Solutions, Inc	18,681
1,526	*	Ingram Micro, Inc (Class A)	29,467
468	*	Insight Enterprises, Inc	8,415
297	*	Interline Brands, Inc	6,510
164	*	Keystone Automotive Industries, Inc	5,527
600	e	Knight Transportation, Inc	10,692
45		Lawson Products, Inc	1,705
489	e*	LKQ Corp	10,690
483		Martin Marietta Materials, Inc	65,302
300	e*	Merge Technologies, Inc	1,461
100	e*	MWI Veterinary Supply, Inc	3,300
419		Owens & Minor, Inc	15,390
1,452	e*	Patterson Cos, Inc	51,531
614	e	PEP Boys-Manny Moe & Jack	11,721
567	e	Pool Corp	20,299
731	e*	PSS World Medical, Inc	15,453
670		Reliance Steel & Aluminum Co	32,428
300	e	Ryerson Tull, Inc	11,886
616	e*	Tech Data Corp	22,059
296	e*	Tyler Technologies, Inc	3,759
840		W.W. Grainger, Inc	64,882
525	e*	WESCO International, Inc	32,960
95	e*	West Marine, Inc	1,730

		TOTAL WHOLESALE TRADE-DURABLE GOODS	682,411

WHOLESALE TRADE-NONDURABLE GOODS - 0.88%
736		Airgas, Inc	31,022
1,200	e*	Akorn, Inc	8,100
850	e*	Alliance One International, Inc	7,845
503	e*	Allscripts Healthcare Solutions, Inc	13,485
140	e	Andersons, Inc	6,216
300	*	Bare Escentuals, Inc	10,761
807	e	Brown-Forman Corp (Class B)	52,907
4,652		Cardinal Health, Inc	339,363
266	e*	Central European Distribution Corp	7,743
108	e*	Core-Mark Holding Co, Inc	3,853
1,480		Dean Foods Co	69,175
1,446	e*	Endo Pharmaceuticals Holdings, Inc	42,512
100	e*	Green Mountain Coffee Roasters, Inc	6,305
317	e*	Hain Celestial Group, Inc	9,532
936	e*	Henry Schein, Inc	51,648

TIAA-CREF LIFE FUNDS - Stock Index Fund

SHARES		COMPANY	VALUE

1,556	e	Idearc, Inc	$54,615
100	e	Kenneth Cole Productions, Inc (Class A)	2,567
330	e	K-Swiss, Inc (Class A)	8,917
511		Men’s Wearhouse, Inc	24,042
286	e	Myers Industries, Inc	5,342
180	e	Nash Finch Co	6,203
2,047		Nike, Inc (Class B)	217,514
559	e	Nu Skin Enterprises, Inc (Class A)	9,235
113	e*	Nuco2, Inc	2,850
300	e*	Perry Ellis International, Inc	9,597
5,097		Safeway, Inc	186,754
241	e*	School Specialty, Inc	8,703
100	e*	Smart & Final, Inc	2,177
348	e*	Source Interlink Cos, Inc	2,335
217		Spartan Stores, Inc	5,816
400	e	Stride Rite Corp	6,156
6,930		Sysco Corp	234,442
1,240	e*	Terra Industries, Inc	21,700
390	e*	Tractor Supply Co	20,085
433	e*	United Natural Foods, Inc	13,267
460	*	United Stationers, Inc	27,563
100	e	Valhi, Inc	1,320
143	*	Volcom, Inc	4,913

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	1,536,580

		TOTAL COMMON STOCKS (Cost $147,445,266)	174,646,529

PRINCIPAL		ISSUER

SHORT- TERM INVESTMENTS - 14.14%
U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.23%
$ 410,000	d	Federal Home Loan Bank, 4.900%, 04/02/07	409,833

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 13.91%
24,372,008		State Street Navigator Securities Lending Prime Portfolio	24,372,008

		TOTAL SHORT-TERM INVESTMENTS (Cost $24,781,951)	24,781,841

		TOTAL PORTFOLIO - 113.81% (Cost $172,227,217)	199,428,370
		OTHER ASSETS & LIABILITIES, NET - (13.81)%	(24,200,287)

		NET ASSETS - 100.00%	$175,228,083

*	Non-income producing

**	percentage is less than 0.01%

d	All or a portion of these securities have beeen segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $386,000.

e	All or a portion of these securities are out on loan

m	Illiquid security

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

TIAA-CREF LIFE FUNDS

SOCIAL CHOICE EQUITY FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.46%
AGRICULTURAL PRODUCTION-CROPS - 0.01%
256	*	Chiquita Brands International, Inc	$3,589

		TOTAL AGRICULTURAL PRODUCTION-CROPS	3,589

AMUSEMENT AND RECREATION SERVICES - 0.06%
1,241	*	Activision, Inc	23,505

		TOTAL AMUSEMENT AND RECREATION SERVICES	23,505

APPAREL AND ACCESSORY STORES - 0.81%
600		American Eagle Outfitters, Inc	17,994
89	*	AnnTaylor Stores Corp	3,451
100	*	Charming Shoppes, Inc	1,295
400	*	Chico’s FAS, Inc	9,772
400		Foot Locker, Inc	9,420
3,091		Gap, Inc	53,196
1,200	*	Kohl’s Corp	91,932
1,800		Limited Brands, Inc	46,908
800		Nordstrom, Inc	42,352
400		Ross Stores, Inc	13,760
329	*	Urban Outfitters, Inc	8,722

		TOTAL APPAREL AND ACCESSORY STORES	298,802

APPAREL AND OTHER TEXTILE PRODUCTS - 0.16%
300		Liz Claiborne, Inc	12,855
200		Phillips-Van Heusen Corp	11,760
100		Polo Ralph Lauren Corp	8,815
300		VF Corp	24,786

		TOTAL APPAREL AND OTHER TEXTILE PRODUCTS	58,216

AUTO REPAIR, SERVICES AND PARKING - 0.03%
67		Bandag, Inc	3,396
68		Ryder System, Inc	3,355
162	*	Wright Express Corp	4,913

		TOTAL AUTO REPAIR, SERVICES AND PARKING	11,664

AUTOMOTIVE DEALERS AND SERVICE STATIONS - 0.10%
200	*	Autozone, Inc	25,628
456	*	Carmax, Inc	11,190

		TOTAL AUTOMOTIVE DEALERS AND SERVICE STATIONS	36,818

BUILDING MATERIALS AND GARDEN SUPPLIES - 1.07%
6,628		Home Depot, Inc	243,513
4,800		Lowe’s Cos, Inc	151,152

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES	394,665

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

BUSINESS SERVICES - 6.38%
622	*	24/7 Real Media, Inc	$4,995
140	*	3Com Corp	547
1,494	*	Adobe Systems, Inc	62,300
257	*	Akamai Technologies, Inc	12,829
249	*	Alliance Data Systems Corp	15,343
181	*	Altiris, Inc	5,957
337	*	Ariba, Inc	3,168
1,116	*	Art Technology Group, Inc	2,589
372	*	Audible, Inc	3,865
600	*	Autodesk, Inc	22,560
3,083		Automatic Data Processing, Inc	149,217
733	*	BEA Systems, Inc	8,495
744	*	BearingPoint, Inc	5,699
271	*	BISYS Group, Inc	3,106
100	*	Blue Coat Systems, Inc	3,673
370	*	Bottomline Technologies, Inc	4,033
2,141	*	CMGI, Inc	4,539
274	*	CNET Networks, Inc	2,387
100	*	CSG Systems International, Inc	2,502
200	*	Cerner Corp	10,890
100	*	Checkfree Corp	3,709
314	*	Chordiant Software, Inc	3,250
190	*	Ciber, Inc	1,495
1,121	*	Cogent Communications Group, Inc	26,489
460	*	Cogent, Inc	6,187
593	*	Compuware Corp	5,628
700	*	Convergys Corp	17,787
400	*	DST Systems, Inc	30,080
157	*	Digital River, Inc	8,674
647	*	Earthlink, Inc	4,755
900	*	Electronic Arts, Inc	45,324
580	*	Emdeon Corp	8,775
100	*	Equinix, Inc	8,563
464	*	Evergreen Energy, Inc	3,049
868	*	Expedia, Inc	20,120
169		Fair Isaac Corp	6,537
700	*	Fiserv, Inc	37,142
46	*	Getty Images, Inc	2,237
496	*	Google, Inc (Class A)	227,247
200		Jack Henry & Associates, Inc	4,810
111	*	Hyperion Solutions Corp	5,753
850		IMS Health, Inc	25,211
257	*	Infocrossing, Inc	3,822
336	*	Informatica Corp	4,513
2,350	*	Innovative Solutions & Support, Inc	59,502
400	*	Internap Network Services Corp	6,300
450	*	Interwoven, Inc	7,605
1,148	*	Intuit, Inc	31,409
369	*	Iron Mountain, Inc	9,642
136	*	Jupitermedia Corp	900
200	*	Kinetic Concepts, Inc	10,128
300		Lamar Advertising Co (Class A)	18,891
626	*	Lawson Software, Inc	5,064
242	*	Lionbridge Technologies	1,232
205	*	Liquidity Services, Inc	3,473

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

498	*	Magma Design Automation, Inc	$5,956
100		Manpower, Inc	7,377
249		Marchex, Inc (Class B)	3,815
271	*	Mentor Graphics Corp	4,428
27,174	d	Microsoft Corp	757,339
448		MoneyGram International, Inc	12,437
544	*	Monster Worldwide, Inc	25,769
900	*	Novell, Inc	6,498
86	*	Nuance Communications, Inc	1,317
900		Omnicom Group, Inc	92,142
457	*	Opsware, Inc	3,313
268	*	PDF Solutions, Inc	3,026
290	*	Parametric Technology Corp	5,536
72	*	Portfolio Recovery Associates, Inc	3,215
303	*	Quest Software, Inc	4,930
819	*	RealNetworks, Inc	6,429
600		Robert Half International, Inc	22,206
200	*	Salesforce.com, Inc	8,564
500	*	Sapient Corp	3,430
411		ServiceMaster Co	6,325
196	*	Smith Micro Software, Inc	3,652
231	*	Sohu.com, Inc	4,950
363	*	SonicWALL, Inc	3,035
1,340	*	Sonus Networks, Inc	10,814
520	*	Spherion Corp	4,586
600	*	Startek, Inc	5,874
10,400	*	Sun Microsystems, Inc	62,504
173	*	Sybase, Inc	4,373
3,119	*	Symantec Corp	53,959
1,069	*	TIBCO Software, Inc	9,108
859	*	Tiens Biotech Group USA, Inc	3,883
700		Total System Services, Inc	22,295
165	*	Travelzoo, Inc	6,067
600	*	Unisys Corp	5,058
249		United Online, Inc	3,493
228	*	United Rentals, Inc	6,270
400	*	Valueclick, Inc	10,452
273	*	Vasco Data Security International	4,879
700	*	VeriSign, Inc	17,584
148	*	WebEx Communications, Inc	8,415
200	*	WebSideStory, Inc	2,590
114	*	aQuantive, Inc	3,182
3,364	*	eBay, Inc	111,517

		TOTAL BUSINESS SERVICES	2,346,589

CHEMICALS AND ALLIED PRODUCTS - 9.91%
1,033	*	ADVENTRX Pharmaceuticals, Inc	2,583
89	*	AVANIR Pharmaceuticals (Class A)	109
6,306		Abbott Laboratories	351,875
400	*	Abraxis BioScience, Inc	10,684
100	*	Adolor Corp	875
1,900		Air Products & Chemicals, Inc	140,524
100	*	Alexion Pharmaceuticals, Inc	4,324
100	*	Alkermes, Inc	1,544
3,911	*	Amgen, Inc	218,547

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

100	*	Atherogenics, Inc	$281
1,000		Avery Dennison Corp	64,260
1,300		Avon Products, Inc	48,438
525	*	Barr Pharmaceuticals, Inc	24,334
600	*	Bentley Pharmaceuticals, Inc	4,914
400	*	BioMarin Pharmaceuticals, Inc	6,904
200	*	Bioenvision, Inc	818
302	*	Bradley Pharmaceuticals, Inc	5,795
7,609		Bristol-Myers Squibb Co	211,226
325		Cabot Corp	15,512
420	*	Caraco Pharmaceutical Laboratories Ltd	5,116
100	*	Cephalon, Inc	7,121
339		Clorox Co	21,591
2,103		Colgate-Palmolive Co	140,459
568	*	Combinatorx, Inc	3,970
200		Dade Behring Holdings, Inc	8,770
504	*	Dendreon Corp	6,517
93	*	Digene Corp	3,944
3,076	*	Durect Corp	12,796
1,600		Ecolab, Inc	68,800
300	*	Encysive Pharmaceuticals, Inc	813
1,700	*	Forest Laboratories, Inc	87,448
1,711	*	Genentech, Inc	140,507
808	*	Genzyme Corp	48,496
300	*	Geron Corp	2,100
1,594	*	Gilead Sciences, Inc	121,941
536		H.B. Fuller Co	14,617
279	*	Hospira, Inc	11,411
500	*	Human Genome Sciences, Inc	5,310
294		Huntsman Corp	5,612
261	*	Inverness Medical Innovations, Inc	11,427
100	*	Invitrogen Corp	6,365
1,196	*	King Pharmaceuticals, Inc	23,525
300		Lubrizol Corp	15,459
200	*	MGI Pharma, Inc	4,494
200		Mannatech, Inc	3,212
200	*	Medarex, Inc	2,588
600		Medicis Pharmaceutical Corp (Class A)	18,492
668	*	Medimmune, Inc	24,309
8,394		Merck & Co, Inc	370,763
800	*	Millennium Pharmaceuticals, Inc	9,088
1,501		Mylan Laboratories, Inc	31,731
100	*	NPS Pharmaceuticals, Inc	339
400	*	Nabi Biopharmaceuticals	2,124
118	*	Nastech Pharmaceutical Co, Inc	1,273
238	*	Neurocrine Biosciences, Inc	2,975
442	*	Noven Pharmaceuticals, Inc	10,254
100	*	Nuvelo, Inc	368
200	*	OraSure Technologies, Inc	1,470
200	*	PDL BioPharma, Inc	4,340
875		PPG Industries, Inc	61,521
126	*	Pacific Ethanol, Inc	2,146
200	*	Par Pharmaceutical Cos, Inc	5,024
400	*	Penwest Pharmaceuticals Co	4,032
1,206		Perrigo Co	21,298

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

200	*	Pharmion Corp	$5,258
200	*	Pozen, Inc	2,950
2,250		Praxair, Inc	141,660
731	*	Prestige Brands Holdings, Inc	8,662
10,656		Procter & Gamble Co	673,033
227	*	Progenics Pharmaceuticals, Inc	5,375
500		RPM International, Inc	11,550
330	*	Renovis, Inc	1,155
1,335		Rohm & Haas Co	69,046
450	*	Salix Pharmaceuticals Ltd	5,670
5,380		Schering-Plough Corp	137,244
200	*	Sciele Pharma, Inc	4,736
200	*	Sepracor, Inc	9,326
1,000		Sigma-Aldrich Corp	41,520
186	*	Somaxon Pharmaceuticals, Inc	2,269
500	*	SuperGen, Inc	2,950
200	*	Tanox, Inc	3,752
58	*	United Therapeutics Corp	3,119
303	*	VCA Antech, Inc	11,002
300		Valspar Corp	8,349
200	*	Vertex Pharmaceuticals, Inc	5,608
600	*	Watson Pharmaceuticals, Inc	15,858
529	*	Zymogenetics, Inc	8,231

		TOTAL CHEMICALS AND ALLIED PRODUCTS	3,647,826

COMMUNICATIONS - 5.34%
21,058		AT&T, Inc	830,317
1,251		Alltel Corp	77,562
800	*	American Tower Corp (Class A)	31,160
1,184		Cablevision Systems Corp (Class A)	36,029
1,600		Citadel Broadcasting Corp	15,216
100		Citizens Communications Co	1,495
283	*	Crown Castle International Corp	9,093
733	*	Crown Media Holdings, Inc (Class A)	3,907
409		Embarq Corp	23,047
200		Entercom Communications Corp (Class A)	5,636
418	*	Entravision Communications Corp (Class A)	3,904
100	*	Fisher Communications, Inc	4,860
150		Global Payments, Inc	5,109
960		Gray Television, Inc	10,003
1,244	*	IAC/InterActiveCorp	46,911
1,135	*	Level 3 Communications, Inc	6,924
1,812	*	Liberty Global, Inc (Class A)	59,669
3,274	*	Liberty Media Holding Corp (Interactive A)	77,987
774	*	Liberty Media Corp - Capital (Series A)	85,597
717	*	Lin TV Corp (Class A)	11,400
487	*	Mediacom Communications Corp (Class A)	3,964
300	*	NII Holdings, Inc	22,254
120	*	NeuStar, Inc (Class A)	3,413
200	*	Novatel Wireless, Inc	3,208
829	*	Radio One, Inc (Class D)	5,355
113	*	SAVVIS, Inc	5,410
133	*	SBA Communications Corp (Class A)	3,930
1,152	*	Spanish Broadcasting System, Inc (Class A)	4,608
8,184		Sprint Nextel Corp	155,169

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

902	*	Terremark Worldwide, Inc	$7,270
279	*	TiVo, Inc	1,772
9,776		Verizon Communications, Inc	370,706
1,293		Windstream Corp	18,994
1,500	*	Wireless Facilities, Inc	1,950
900	*	XM Satellite Radio Holdings, Inc (Class A)	11,628

		TOTAL COMMUNICATIONS	1,965,457

DEPOSITORY INSTITUTIONS - 9.27%
2,500		BB&T Corp	102,550
13,150		Bank of America Corp	670,913
800		Comerica, Inc	47,296
500		Commerce Bancorp, Inc	16,690
200		Compass Bancshares, Inc	13,760
2,100		Fifth Third Bancorp	81,249
200		First Horizon National Corp	8,306
400		Fremont General Corp	2,772
300		IndyMac Bancorp, Inc	9,615
2,600		Keycorp	97,422
300		M&T Bank Corp	34,749
900		Marshall & Ilsley Corp	41,679
1,900		Mellon Financial Corp	81,966
3,954		National City Corp	147,287
577		New York Community Bancorp, Inc	10,149
700		Northern Trust Corp	42,098
1,549		PNC Financial Services Group, Inc	111,482
520		Popular, Inc	8,611
313		QC Holdings, Inc	4,160
4,060		Regions Financial Corp	143,602
1,030		Sovereign Bancorp, Inc	26,203
1,500		State Street Corp	97,125
2,000		SunTrust Banks, Inc	166,080
900		Synovus Financial Corp	29,106
8,800		US Bancorp	307,736
300		UnionBanCal Corp	19,026
7,761		Wachovia Corp	427,243
4,890		Washington Mutual, Inc	197,458
13,300		Wells Fargo & Co	457,919
100		Zions Bancorporation	8,452

		TOTAL DEPOSITORY INSTITUTIONS	3,412,704

EATING AND DRINKING PLACES - 1.37%
900	*	AFC Enterprises	18,045
400		Applebees International, Inc	9,912
493		Darden Restaurants, Inc	20,307
7,066		McDonald’s Corp	318,323
3,234	*	Starbucks Corp	101,418
760		Tim Hortons, Inc	23,119
400		Wendy’s International, Inc	12,520

		TOTAL EATING AND DRINKING PLACES	503,644

ELECTRIC, GAS, AND SANITARY SERVICES - 5.73%
2,950	*	AES Corp	63,484
1,096		AGL Resources, Inc	46,821
833		Allete, Inc	38,834

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

921		Alliant Energy Corp	$41,279
800		Aqua America, Inc	17,960
1,100		Atmos Energy Corp	34,408
2,028		Avista Corp	49,138
500		Cascade Natural Gas Corp	13,175
1,447		Cleco Corp	37,376
1,739		Consolidated Edison, Inc	88,793
600		Crosstex Energy, Inc	17,250
447		Duquesne Light Holdings, Inc	8,846
4,082		El Paso Corp	59,067
2,300		Empire District Electric Co	57,040
300		Energen Corp	15,267
1,136		Energy East Corp	27,673
200		EnergySouth, Inc	8,386
2,200		Hawaiian Electric Industries, Inc	57,178
2,000		Idacorp, Inc	67,680
200		Integrys Energy Group, Inc	11,102
1,845		KeySpan Corp	75,922
1,515		Kinder Morgan, Inc	161,272
500		MGE Energy, Inc	17,730
400		Markwest Hydrocarbon, Inc	24,800
400		Metal Management, Inc	18,480
900		NSTAR	31,608
1,900		National Fuel Gas Co	82,194
4,686		NiSource, Inc	114,526
592		Nicor, Inc	28,665
1,093		Northeast Utilities	35,818
2,800		OGE Energy Corp	108,640
800		Oneok, Inc	36,000
733		Otter Tail Corp	25,098
4,300		Pepco Holdings, Inc	124,786
1,000		Piedmont Natural Gas Co, Inc	26,380
4,159		Puget Energy, Inc	106,803
826		Questar Corp	73,687
200		Resource America, Inc (Class A)	4,726
2,000	*	Sierra Pacific Resources	34,760
500		South Jersey Industries, Inc	19,025
1,065		Synagro Technologies, Inc	6,071
1,076		TECO Energy, Inc	18,518
400		UGI Corp	10,684
200		UIL Holdings Corp	6,940
1,155		Unisource Energy Corp	43,370
287		WGL Holdings, Inc	9,178
511	*	Waste Services, Inc	5,079
3,378		Williams Cos, Inc	96,138

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES	2,107,655

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 6.19%
1,662	*	Advanced Micro Devices, Inc	21,706
292	*	Agere Systems, Inc	6,605
1,068		Ametek, Inc	36,889
2,142	*	Apple Computer, Inc	199,013
537	*	Arris Group, Inc	7,561
215	*	Atheros Communications, Inc	5,145
161		Baldor Electric Co	6,076

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

147	*	Benchmark Electronics, Inc	$3,037
616	*	Brocade Communications Systems, Inc	5,864
240	*	C-COR, Inc	3,326
408	*	CalAmp Corp	3,521
17,400	*	Cisco Systems, Inc	444,222
2,976	*	Conexant Systems, Inc	4,910
308	*	Cree, Inc	5,070
100	*	Ditech Networks, Inc	812
178	*	Dolby Laboratories, Inc (Class A)	6,143
427	*	Emcore Corp	2,135
6,356		Emerson Electric Co	273,880
1,100	*	Finisar Corp	3,850
312	*	FuelCell Energy, Inc	2,452
100		Harman International Industries, Inc	9,608
300	*	Harmonic, Inc	2,946
19,109		Intel Corp	365,555
600	*	InterVoice, Inc	3,984
100	*	Interdigital Communications Corp	3,167
1,277	*	LSI Logic Corp	13,332
512	*	Lattice Semiconductor Corp	2,995
77		Lincoln Electric Holdings, Inc	4,586
175	*	Loral Space & Communications, Inc	8,904
1,600	*	MRV Communications, Inc	5,680
181	*	Medis Technologies Ltd	3,061
1,950	*	Micron Technology, Inc	23,556
391	*	MoSys, Inc	3,284
800		Molex, Inc	22,560
7,700		Motorola, Inc	136,059
1,200		National Semiconductor Corp	28,968
236	*	Novellus Systems, Inc	7,557
951	*	ON Semiconductor Corp	8,483
214	*	Omnivision Technologies, Inc	2,773
1,800	*	Optical Communication Products, Inc	2,412
293		Plantronics, Inc	6,921
149	*	Plexus Corp	2,555
357	*	Polycom, Inc	11,899
200	*	Power-One, Inc	1,144
621	*	Powerwave Technologies, Inc	3,534
441	*	QLogic Corp	7,497
5,500		Qualcomm, Inc	234,630
504	*	Quantum Fuel Systems Technologies Worldwide, Inc	615
706	*	RF Micro Devices, Inc	4,398
200		RadioShack Corp	5,406
760	*	Silicon Storage Technology, Inc	3,747
4,971	*	Sirius Satellite Radio, Inc	15,907
105	*	Sunpower Corp (Class A)	4,778
400	*	Sycamore Networks, Inc	1,496
568	*	Symmetricom, Inc	4,714
184	*	TTM Technologies, Inc	1,755
312	*	Tekelec	4,652
200		Teleflex, Inc	13,614
1,300	*	Tellabs, Inc	12,870
135	*	Tessera Technologies, Inc	5,365
5,674		Texas Instruments, Inc	170,787
338	*	Thomas & Betts Corp	16,501

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,944	*	Transmeta Corp	$1,108
233	*	Trident Microsystems, Inc	4,674
944	*	Triquint Semiconductor, Inc	4,720
100		Whirlpool Corp	8,491
800		Xilinx, Inc	20,584
625	*	Zhone Technologies, Inc	775
111	*	Zoran Corp	1,889

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT	2,278,713

ENGINEERING AND MANAGEMENT SERVICES – 0.72%
200	*	Amylin Pharmaceuticals, Inc	7,472
200	*	Applera Corp (Celera Genomics Group)	2,840
200	*	Ariad Pharmaceuticals, Inc	898
100	*	CV Therapeutics, Inc	787
880	*	Celgene Corp	46,165
42		Corporate Executive Board Co	3,190
716	*	Harris Interactive, Inc	4,318
767	*	Incyte Corp	5,055
435	*	Isis Pharmaceuticals, Inc	4,032
100	*	Lexicon Genetics, Inc	363
1,234		Moody’s Corp	76,582
139	*	Navigant Consulting, Inc	2,747
1,352		Paychex, Inc	51,200
865		Quest Diagnostics, Inc	43,138
211	*	Regeneron Pharmaceuticals, Inc	4,562
792	*	Rentech, Inc	2,487
100	*	Symyx Technologies, Inc	1,772
318	*	Tetra Tech, Inc	6,061

		TOTAL ENGINEERING AND MANAGEMENT SERVICES	263,669

FABRICATED METAL PRODUCTS – 0.66%
720		Commercial Metals Co	22,572
258	*	Dynamic Materials Corp	8,442
100		Gulf Island Fabrication, Inc	2,674
3,402		Illinois Tool Works, Inc	175,543
200		Pentair, Inc	6,232
300		Shiloh Industries, Inc	3,384
300		Silgan Holdings, Inc	15,333
147		Snap-On, Inc	7,071

		TOTAL FABRICATED METAL PRODUCTS	241,251

FOOD AND KINDRED PRODUCTS – 2.72%
1,603		Campbell Soup Co	62,437
1,262		Coca-Cola Enterprises, Inc	25,556
1,900		General Mills, Inc	110,618
1,908		H.J. Heinz Co	89,905
124	*	Hansen Natural Corp	4,697
964		Hershey Co	52,692
1,864		Kellogg Co	95,866
500		Pepsi Bottling Group, Inc	15,945
7,021		PepsiCo, Inc	446,255
2,399		Sara Lee Corp	40,591
1,125		Wrigley (Wm.) Jr Co	57,296

		TOTAL FOOD AND KINDRED PRODUCTS	1,001,858

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

FOOD STORES - 0.33%
3,000		Kroger Co	$84,750
400	*	Pathmark Stores, Inc	5,120
604		Supervalu, Inc	23,598
200		Whole Foods Market, Inc	8,970

		TOTAL FOOD STORES	122,438

FORESTRY - 0.19%
953		Weyerhaeuser Co	71,227

		TOTAL FORESTRY	71,227

FURNITURE AND FIXTURES - 0.55%
200		Hillenbrand Industries, Inc	11,874
1,200		Johnson Controls, Inc	113,544
700		Leggett & Platt, Inc	15,869
2,240		Masco Corp	61,376

		TOTAL FURNITURE AND FIXTURES	202,663

FURNITURE AND HOME FURNISHINGS STORES - 0.15%
865	*	Bed Bath & Beyond, Inc	34,747
500		Circuit City Stores, Inc	9,265
100	*	Mohawk Industries, Inc	8,205
100		Williams-Sonoma, Inc	3,546

		TOTAL FURNITURE AND HOME FURNISHINGS STORES	55,763

GENERAL BUILDING CONTRACTORS - 0.36%
100		Beazer Homes USA, Inc	2,903
400		Centex Corp	16,712
1,241		DR Horton, Inc	27,302
180	*	Hovnanian Enterprises, Inc (Class A)	4,529
400		Lennar Corp (Class A)	16,884
20		Lennar Corp (B Shares)	789
7	*	NVR, Inc	4,655
1,100		Pulte Homes, Inc	29,106
200		Ryland Group, Inc	8,438
300		Standard-Pacific Corp	6,261
400	*	Toll Brothers, Inc	10,952
148	*	WCI Communities, Inc	3,158

		TOTAL GENERAL BUILDING CONTRACTORS	131,689

GENERAL MERCHANDISE STORES - 1.30%
100	*	Big Lots, Inc	3,128
2,300		Costco Wholesale Corp	123,832
853		Dollar General Corp	18,041
700		Family Dollar Stores, Inc	20,734
900		JC Penney Co, Inc	73,944
2,000		TJX Cos, Inc	53,920
3,100		Target Corp	183,706

		TOTAL GENERAL MERCHANDISE STORES	477,305

HEALTH SERVICES - 1.41%
613	*	Alliance Imaging, Inc	5,352
186	*	Amsurg Corp	4,555
190		Brookdale Senior Living, Inc	8,485
497	*	Community Health Systems, Inc	17,519

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

247	*	DaVita, Inc	$13,170
100	*	Edwards Lifesciences Corp	5,070
500	*	Express Scripts, Inc	40,360
316	*	Five Star Quality Care, Inc	3,249
73	*	Genesis HealthCare Corp	4,607
700		Health Management Associates, Inc (Class A)	7,609
161	*	Healthways, Inc	7,527
651	*	Hythiam, Inc	4,427
600	*	Laboratory Corp of America Holdings	43,578
337	*	LifePoint Hospitals, Inc	12,880
153	*	Lincare Holdings, Inc	5,607
251	*	Medcath Corp	6,852
300	*	Nektar Therapeutics	3,918
163	*	Odyssey HealthCare, Inc	2,140
300		Omnicare, Inc	11,931
296		Option Care, Inc	3,937
185	*	Pediatrix Medical Group, Inc	10,556
496		Pharmaceutical Product Development, Inc	16,710
334	*	Psychiatric Solutions, Inc	13,464
304	*	RehabCare Group, Inc	4,825
301	*	Sierra Health Services, Inc	12,392
337	*	Sunrise Senior Living, Inc	13,318
200	*	Symbion, Inc	3,922
100	*	Triad Hospitals, Inc	5,225
292		Universal Health Services, Inc (Class B)	16,720
446	*	VistaCare, Inc (Class A)	3,880
2,512	*	WellPoint, Inc	203,723

		TOTAL HEALTH SERVICES	517,508

HOLDING AND OTHER INVESTMENT OFFICES - 2.40%
300		AMB Property Corp	17,637
1,640		Allied Capital Corp	47,248
800		Anworth Mortgage Asset Corp	7,816
917		Archstone-Smith Trust	49,775
100		AvalonBay Communities, Inc	13,000
300		Boston Properties, Inc	35,220
500		Crescent Real Estate Equities Co	10,030
500		Developers Diversified Realty Corp	31,450
931		Duke Realty Corp	40,471
1,718		Equity Residential	82,859
400		General Growth Properties, Inc	25,828
700		HRPT Properties Trust	8,610
400	*	Harris & Harris Group, Inc	5,168
300		Health Care Property Investors, Inc	10,809
1,600		Host Marriott Corp	42,096
1,200		Kimco Realty Corp	58,488
300		Liberty Property Trust	14,616
2,000		Luminent Mortgage Capital, Inc	17,880
400		New Plan Excel Realty Trust	13,212
1,000		Prologis	64,930
400		Public Storage, Inc	37,868
1,000		Simon Property Group, Inc	111,250
250		Virgin Media, Inc	6,313
600		Vornado Realty Trust	71,604
489		Weingarten Realty Investors	23,257
800		iStar Financial, Inc	37,464

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	884,899

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
HOTELS AND OTHER LODGING PLACES - 0.24%
600		Choice Hotels International, Inc	$21,258
500	*	Gaylord Entertainment Co	26,435
1,201	*	Great Wolf Resorts, Inc	15,889
1,200	*	Lodgian, Inc	16,032
200		Marcus Corp	4,652
261	*	Outdoor Channel Holdings, Inc	2,667

		TOTAL HOTELS AND OTHER LODGING PLACES	86,933

INDUSTRIAL MACHINERY AND EQUIPMENT - 5.67%
3,366		3M Co	257,263
300	*	AGCO Corp	11,091
900		American Standard Cos, Inc	47,718
5,600		Applied Materials, Inc	102,592
699	*	Axcelis Technologies, Inc	5,340
400		Black & Decker Corp	32,648
200		Briggs & Stratton Corp	6,170
100		CDW Corp	6,143
334		Cummins, Inc	48,337
1,500		Deere & Co	162,960
6,700	*	Dell, Inc	155,507
6,841	*	EMC Corp	94,748
138	*	Emulex Corp	2,524
241	*	Entegris, Inc	2,579
300	*	FMC Technologies, Inc	20,928
283		Graco, Inc	11,082
690	*	Grant Prideco, Inc	34,390
8,619		Hewlett-Packard Co	345,967
5,600		International Business Machines Corp	527,856
124	*	Intevac, Inc	3,270
104	*	Komag, Inc	3,404
274	*	Lam Research Corp	12,971
300	*	Lexmark International, Inc (Class A)	17,538
258		Manitowoc Co, Inc	16,391
292		Modine Manufacturing Co	6,687
400		Nordson Corp	18,584
300		Pall Corp	11,400
71	*	Rackable Systems, Inc	1,205
200		SPX Corp	14,040
508	*	Semitool, Inc	6,604
3,788	*	Solectron Corp	11,932
600		Stanley Works	33,216
1,000		Tennant Co	31,490
83	*	TurboChef Technologies, Inc	1,263
170	*	Ultratech, Inc	2,314
400	*	Varian Medical Systems, Inc	19,076

		TOTAL INDUSTRIAL MACHINERY AND EQUIPMENT	2,087,228

INSTRUMENTS AND RELATED PRODUCTS - 5.05%
177	*	Advanced Medical Optics, Inc	6,584
100	*	Affymetrix, Inc	3,007
400		Bard (C.R.), Inc	31,804

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

283		Bausch & Lomb, Inc	$14,478
3,100		Baxter International, Inc	163,277
200		Beckman Coulter, Inc	12,778
1,300		Becton Dickinson & Co	99,957
1,100		Biomet, Inc	46,739
4,335	*	Boston Scientific Corp	63,031
200	*	Bruker BioSciences Corp	2,104
365	*	Cepheid, Inc	4,336
1,075	*	Credence Systems Corp	3,558
600		Dentsply International, Inc	19,650
760	*	Depomed, Inc	2,713
104	*	Formfactor, Inc	4,654
77	*	Hologic, Inc	4,438
564	*	Input/Output, Inc	7,772
90	*	Intuitive Surgical, Inc	10,941
361	*	Ixia	3,357
11,236		Johnson & Johnson	677,081
500		Kla-Tencor Corp	26,660
598	*	LTX Corp	3,660
71	*	MKS Instruments, Inc	1,812
4,266		Medtronic, Inc	209,290
200	*	Millipore Corp	14,494
200		Movado Group, Inc	5,890
1,200		Pitney Bowes, Inc	54,468
178		Roper Industries, Inc	9,769
1,400	*	St. Jude Medical, Inc	52,654
1,400		Stryker Corp	92,848
300		Tektronix, Inc	8,448
1,212	*	Thermo Electron Corp	56,661
58	*	Trimble Navigation Ltd	1,557
300	*	Waters Corp	17,400
2,673	*	Xerox Corp	45,147
900	*	Zimmer Holdings, Inc	76,869

		TOTAL INSTRUMENTS AND RELATED PRODUCTS	1,859,886

INSURANCE AGENTS, BROKERS AND SERVICE - 0.51%
500		Brown & Brown, Inc	13,525
1,000		Crawford & Co (Class B)	5,800
1,749		Hartford Financial Services Group, Inc	167,169

		TOTAL INSURANCE AGENTS, BROKERS AND SERVICE	186,494

INSURANCE CARRIERS - 4.49%
320	*	AMERIGROUP Corp	9,728
1,964		Aetna, Inc	86,004
3,100		Aflac, Inc	145,886
88	*	Alleghany Corp	32,877
700		Ambac Financial Group, Inc	60,473
600		American Financial Group, Inc	20,424
613		Assurant, Inc	32,875
700		W.R. Berkley Corp	23,184
263	*	Centene Corp	5,520
2,800		Chubb Corp	144,676
2,061		Cincinnati Financial Corp	87,386
100		Erie Indemnity Co (Class A)	5,277
400		HCC Insurance Holdings, Inc	12,320

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

150		Hanover Insurance Group, Inc	$6,918
183	*	HealthExtras, Inc	5,267
2,018		Lincoln National Corp	136,800
700		MBIA, Inc	45,843
300		MGIC Investment Corp	17,676
200		Mercury General Corp	10,608
177	*	Molina Healthcare, Inc	5,414
300		Nationwide Financial Services, Inc (Class A)	16,158
100	*	PMA Capital Corp (Class A)	939
200		PMI Group, Inc	9,044
468		Phoenix Cos, Inc	6,496
1,800		Principal Financial Group	107,766
3,600		Progressive Corp	78,552
300		Protective Life Corp	13,212
2,650		Prudential Financial, Inc	239,189
100		Radian Group, Inc	5,488
1,000		Safeco Corp	66,430
3,716		Travelers Cos, Inc/The	192,377
234	*	WellCare Health Plans, Inc	19,949

		TOTAL INSURANCE CARRIERS	1,650,756

LEATHER AND LEATHER PRODUCTS - 0.12%
904	*	Coach, Inc	45,245

		TOTAL LEATHER AND LEATHER PRODUCTS	45,245

LUMBER AND WOOD PRODUCTS - 0.01%
400	*	Champion Enterprises, Inc	3,520

		TOTAL LUMBER AND WOOD PRODUCTS	3,520

METAL MINING - 0.08%
1,000		Royal Gold, Inc	30,100

		TOTAL METAL MINING	30,100

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.19%
200		Callaway Golf Co	3,152
271	*	K2, Inc	3,276
2,242		Mattel, Inc	61,812

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES	68,240

MISCELLANEOUS RETAIL - 1.26%
886	*	Amazon.com, Inc	35,254
1,050		Best Buy Co, Inc	51,156
3,000		CVS Corp	102,420
188	*	GSI Commerce, Inc	4,247
700	*	Office Depot, Inc	24,598
200		Petsmart, Inc	6,592
16	*	Priceline.com, Inc	852
2,460		Staples, Inc	63,566
300		Tiffany & Co	13,644
3,100		Walgreen Co	142,259
446		World Fuel Services Corp	20,632

		TOTAL MISCELLANEOUS RETAIL	465,220

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE
MOTION PICTURES - 2.15%
97	*	Avid Technology, Inc	$3,383
1,119	*	Discovery Holding Co (Class A)	21,406
200		Regal Entertainment Group (Class A)	3,974
17,264		Time Warner, Inc	340,446
2,007	*	Viacom, Inc (Class B)	82,508
9,827		Walt Disney Co	338,344

		TOTAL MOTION PICTURES	790,061

NONDEPOSITORY INSTITUTIONS - 2.81%
174	*	Accredited Home Lenders Holding Co	1,613
200		Advanta Corp (Class A)	8,016
500	*	AmeriCredit Corp	11,430
1,099		American Capital Strategies Ltd	48,697
5,653		American Express Co	318,829
112		Asta Funding, Inc	4,836
1,123		CIT Group, Inc	59,429
1,488		Capital One Financial Corp	112,285
500		CapitalSource, Inc	12,565
138	*	CompuCredit Corp	4,308
2,700		Countrywide Financial Corp	90,828
114	*	Credit Acceptance Corp	3,100
800	*	Doral Financial Corp	1,312
101		Federal Agricultural Mortgage Corp (Class C)	2,747
150		First Marblehead Corp	6,734
3,700		Freddie Mac	220,113
900		MCG Capital Corp	16,884
1,095		Medallion Financial Corp	12,527
202		Nelnet, Inc (Class A)	4,842
2,200		SLM Corp	89,980
105	*	World Acceptance Corp	4,195

		TOTAL NONDEPOSITORY INSTITUTIONS	1,035,270

NONMETALLIC MINERALS, EXCEPT FUELS - 0.33%
900		AMCOL International Corp	26,685
200		Florida Rock Industries, Inc	13,458
700		Vulcan Materials Co	81,536

		TOTAL NONMETALLIC MINERALS, EXCEPT FUELS	121,679

OIL AND GAS EXTRACTION - 2.86%
168	*	Atlas America, Inc	9,490
830		Baker Hughes, Inc	54,888
400		Berry Petroleum Co (Class A)	12,264
600	*	Callon Petroleum Co	8,142
400	*	Cameron International Corp	25,116
400	*	Cheniere Energy, Inc	12,460
1,991		Chesapeake Energy Corp	61,482
615		Cimarex Energy Co	22,767
300	*	Delta Petroleum Corp	6,888
1,200	*	Denbury Resources, Inc	35,748
800		ENSCO International, Inc	43,520
400	*	Edge Petroleum Corp	5,008
300	*	Encore Acquisition Co	7,257
500	*	Energy Partners Ltd	9,075
1,900		Equitable Resources, Inc	91,808
399	*	Forest Oil Corp	13,315
900	*	Global Industries Ltd	16,461

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,800	*	Grey Wolf, Inc	$12,060
530	*	Helix Energy Solutions Group, Inc	19,764
808		Helmerich & Payne, Inc	24,515
118	*	Houston Exploration Co	6,366
1,100	*	Meridian Resource Corp	2,651
683	*	National Oilwell Varco, Inc	53,131
1,754	*	PetroHawk Energy Corp	23,100
200	*	Petroleum Development Corp	10,714
1,009		Pioneer Natural Resources Co	43,498
529	*	Plains Exploration & Production Co	23,879
500		Pogo Producing Co	24,050
1,100	*	Pride International, Inc	33,110
400	*	Quicksilver Resources, Inc	15,908
600		Range Resources Corp	20,040
359		Rowan Cos, Inc	11,657
988		Smith International, Inc	47,473
389	*	Southwestern Energy Co	15,941
500		St. Mary Land & Exploration Co	18,340
100	*	Stone Energy Corp	2,969
400	*	Swift Energy Co	16,708
500		Tidewater, Inc	29,290
104	*	Toreador Resources Corp	1,888
300	*	Unit Corp	15,177
500		W&T Offshore, Inc	14,465
300	*	Whiting Petroleum Corp	11,823
2,137		XTO Energy, Inc	117,129

		TOTAL OIL AND GAS EXTRACTION	1,051,335

PAPER AND ALLIED PRODUCTS - 0.82% R
400		Bemis Co	13,356
400		Bowater, Inc	9,528
245	*	Domtar Corporation	2,281
1,496		International Paper Co	54,454
1,500		Kimberly-Clark Corp	102,735
1,800		MeadWestvaco Corp	55,512
300		Packaging Corp of America	7,320
700		Sonoco Products Co	26,306
500		Temple-Inland, Inc	29,870

		TOTAL PAPER AND ALLIED PRODUCTS	301,362

PETROLEUM AND COAL PRODUCTS - 3.11% R
162		Alon USA Energy, Inc	5,864
2,702		Apache Corp	191,031
100		Ashland, Inc	6,560
500		Cabot Oil & Gas Corp	33,660
2,934		Devon Energy Corp	203,092
1,476		EOG Resources, Inc	105,298
1,024		Frontier Oil Corp	33,423
148	*	Headwaters, Inc	3,234
1,459		Hess Corp	80,931
453		Holly Corp	26,863
1,567		Murphy Oil Corp	83,678
600	*	Newfield Exploration Co	25,026
1,554		Noble Energy, Inc	92,696
900		Sunoco, Inc	63,396
2,600		Valero Energy Corp	167,674
523		Western Refining, Inc	20,407

		TOTAL PETROLEUM AND COAL PRODUCTS	1,142,833

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

PRIMARY METAL INDUSTRIES - 1.45%
213	*	Brush Engineered Materials, Inc	$10,324
489	*	Century Aluminum Co	22,924
242		Chaparral Steel Co	14,077
177	*	CommScope, Inc	7,593
4,927	*	Corning, Inc	112,040
400	*	LB Foster Co (Class A)	8,244
350		Gibraltar Industries, Inc	7,917
300		Hubbell, Inc (Class B)	14,472
300	*	Lone Star Technologies, Inc	19,809
397		Mueller Industries, Inc	11,950
1,886		Nucor Corp	122,835
139		Olympic Steel, Inc	4,308
150		Quanex Corp	6,353
518		Steel Dynamics, Inc	22,378
300		Steel Technologies, Inc	8,874
500		Tredegar Corp	11,395
828		United States Steel Corp	82,113
400	*	Wheeling-Pittsburgh Corp	9,476
1,705		Worthington Industries, Inc	35,089

		TOTAL PRIMARY METAL INDUSTRIES	532,171

PRINTING AND PUBLISHING - 0.91%
200		Dow Jones & Co, Inc	6,894
200		Dun & Bradstreet Corp	18,240
2,186		McGraw-Hill Cos, Inc	137,456
922		New York Times Co (Class A)	21,676
72		R.H. Donnelley Corp	5,104
400		EW Scripps Co (Class A)	17,872
1,629		Tribune Co	52,307
100		Washington Post Co (Class B)	76,350

		TOTAL PRINTING AND PUBLISHING	335,899

RAILROAD TRANSPORTATION - 0.73%
2,494		CSX Corp	99,885
500	*	Kansas City Southern Industries, Inc	17,790
2,985		Norfolk Southern Corp	151,041

		TOTAL RAILROAD TRANSPORTATION	268,716

REAL ESTATE - 0.05%
480	*	CB Richard Ellis Group, Inc (Class A)	16,406
100		Stewart Enterprises, Inc (Class A)	806

		TOTAL REAL ESTATE	17,212

RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS - 0.04%
200		Cooper Tire & Rubber Co	3,658
340		Sealed Air Corp	10,744

		TOTAL RUBBER AND MISCELLANEOUS PLASTIC PRODUCTS	14,402

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

SECURITY AND COMMODITY BROKERS - 3.41%
300		A.G. Edwards, Inc	$20,754
692		Ameriprise Financial, Inc	39,541
100		BlackRock, Inc	15,631
101	*	Cbot Holdings, Inc (Class A)	18,332
4,100		Charles Schwab Corp	74,989
100		Chicago Mercantile Exchange Holdings, Inc	53,246
1,237	*	E*Trade Financial Corp	26,249
200		Eaton Vance Corp	7,128
300		Federated Investors, Inc (Class B)	11,016
1,300		Franklin Resources, Inc	157,079
1,610		Goldman Sachs Group, Inc	332,674
137		International Securities Exchange, Inc	6,686
500		Janus Capital Group, Inc	10,455
90		Jefferies Group, Inc	2,606
300		Legg Mason, Inc	28,263
4,036		Merrill Lynch & Co, Inc	329,620
188	*	Nasdaq Stock Market, Inc	5,529
436	*	NYSE Group, Inc	40,875
300		SEI Investments Co	18,069
1,200		T Rowe Price Group, Inc	56,628

		TOTAL SECURITY AND COMMODITY BROKERS	1,255,370

SOCIAL SERVICES - 0.01%
249	*	Capital Senior Living Corp	2,891

		TOTAL SOCIAL SERVICES	2,891

SPECIAL TRADE CONTRACTORS - 0.05%
75		Chemed Corp	3,672
518	*	Quanta Services, Inc	13,064

		TOTAL SPECIAL TRADE CONTRACTORS	16,736

STONE, CLAY, AND GLASS PRODUCTS - 0.05%
100		Apogee Enterprises, Inc	2,004
150		CARBO Ceramics, Inc	6,983
51	*	Cabot Microelectronics Corp	1,709
54		Eagle Materials, Inc	2,410
400		Gentex Corp	6,500

		TOTAL STONE, CLAY, AND GLASS PRODUCTS	19,606

TEXTILE MILL PRODUCTS - 0.03%
200		Oxford Industries, Inc	9,888

		TOTAL TEXTILE MILL PRODUCTS	9,888

TRANSPORTATION BY AIR - 0.59%
101	*	Air Methods Corp	2,426
200	*	Airtran Holdings, Inc	2,054
185	*	Alaska Air Group, Inc	7,049
700	*	Continental Airlines, Inc (Class B)	25,473
1,034	*	ExpressJet Holdings, Inc	6,039
1,038		FedEx Corp	111,512
321	*	Frontier Airlines Holdings, Inc	1,929
225	*	JetBlue Airways Corp	2,590
390	*	Mesa Air Group, Inc	2,937
267		Skywest, Inc	7,164
3,389		Southwest Airlines Co	49,818

		TOTAL TRANSPORTATION BY AIR	218,991

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

TRANSPORTATION EQUIPMENT - 0.96%
200		American Axle & Manufacturing Holdings, Inc	$5,470
400		ArvinMeritor, Inc	7,300
800		Autoliv, Inc	45,688
1,500	*	BE Aerospace, Inc	47,550
558		Brunswick Corp	17,772
1,400		Genuine Parts Co	68,600
1,329		Harley-Davidson, Inc	78,079
460		Harsco Corp	20,636
200		Superior Industries International, Inc	4,166
400	*	TRW Automotive Holdings Corp	13,928
800	*	Tenneco, Inc	20,368
1,400	*	Visteon Corp	11,956
300		Westinghouse Air Brake Technologies Corp	10,347

		TOTAL TRANSPORTATION EQUIPMENT	351,860

TRANSPORTATION SERVICES - 0.05%
139		Expeditors International Washington, Inc	5,744
421		Sabre Holdings Corp (Class A)	13,788

		TOTAL TRANSPORTATION SERVICES	19,532

TRUCKING AND WAREHOUSING - 0.56%
2,944		United Parcel Service, Inc (Class B)	206,374

		TOTAL TRUCKING AND WAREHOUSING	206,374

WATER TRANSPORTATION - 0.07%
400	*	Gulfmark Offshore, Inc	17,460
300	*	Hornbeck Offshore Services, Inc	8,595

		TOTAL WATER TRANSPORTATION	26,055

WHOLESALE TRADE-DURABLE GOODS - 0.60%
600		Adesa, Inc	16,578
800		Barnes Group, Inc	18,408
100		BorgWarner, Inc	7,542
400		Castle (A.M.) & Co	11,744
100	*	Cytyc Corp	3,421
200		IKON Office Solutions, Inc	2,874
104	*	MWI Veterinary Supply, Inc	3,432
58		Martin Marietta Materials, Inc	7,842
400	*	Patterson Cos, Inc	14,196
900		Reliance Steel & Aluminum Co	43,560
1,005		Ryerson Tull, Inc	39,818
600		W.W. Grainger, Inc	46,344
109	*	WESCO International, Inc	6,843

		TOTAL WHOLESALE TRADE-DURABLE GOODS	222,602

WHOLESALE TRADE-NONDURABLE GOODS - 0.98%
623	*	Akorn, Inc	4,205
600	*	Allscripts Healthcare Solutions, Inc	16,086
500	*	Endo Pharmaceuticals Holdings, Inc	14,700
523		Idearc, Inc	18,357
1,200		Nike, Inc (Class B)	127,512
1,808		Safeway, Inc	66,245
200		Stride Rite Corp	3,078
3,276		Sysco Corp	110,827

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS	361,010

		TOTAL COMMON STOCKS (Cost - $31,523,790)	35,865,594

TIAA-CREF LIFE FUNDS - Social Choice Equity Fund

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 2.45%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.45%
$ 900,000	d	Federal Home Loan Bank, 4.900%, 04/02/07	$899,633

		TOTAL SHORT-TERM INVESTMENTS (Cost - $899,875)	899,633

		TOTAL PORTFOLIO - 99.91% (Cost - $32,423,665)	36,765,227
		OTHER ASSETS & LIABILITIES, NET - 0.09%	34,382

		NET ASSETS - 100.00%	$36,799,609

*	Non-income producing

d	All or a portion of these securities have beeen segregated by the custodian to cover margin or other requirements on open futures contracts in the amount of $963,726.

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

TIAA-CREF LIFE FUNDS

REAL ESTATE SECURITIES FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2007

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.43%
HOLDING AND OTHER INVESTMENT OFFICES - 94.44%
40,600	e	Acadia Realty Trust	$1,058,442
15,600		AMB Property Corp	917,124
102,800	e	Archstone-Smith Trust	5,579,984
49,800		AvalonBay Communities, Inc	6,474,000
46,000		BioMed Realty Trust, Inc	1,209,800
60,400		Boston Properties, Inc	7,090,960
38,500		BRE Properties, Inc (Class A)	2,431,275
10,300	e	Camden Property Trust	724,193
33,300	e	Cogdell Spencer, Inc	701,631
73,300		Corporate Office Properties Trust	3,348,344
15,764	e	Crescent Real Estate Equities Co	316,226
5,400		Developers Diversified Realty Corp	339,660
14,396		Digital Realty Trust, Inc	574,400
35,200		Douglas Emmett, Inc	898,656
54,400		EastGroup Properties, Inc	2,776,032
7,100	e	Equity Lifestyle Properties, Inc	383,471
108,700		Equity Residential	5,242,601
12,250	e	Essex Property Trust, Inc	1,586,130
15,700	e	Extra Space Storage, Inc	297,358
47,700		Federal Realty Investment Trust	4,322,574
79,800		General Growth Properties, Inc	5,152,686
20,000	g,m,v*	GSC Capital Corp	364,400
195,600	e	Host Marriott Corp	5,146,236
36,600		Kilroy Realty Corp	2,699,250
63,200	e	Kimco Realty Corp	3,080,368
9,500		LaSalle Hotel Properties	440,420
48,200		Macerich Co	4,451,752
143,300		Mission West Properties, Inc	2,072,118
5,600		Pennsylvania Real Estate Investment Trust	248,248
9,200		Post Properties, Inc	420,716
84,100	e	Prologis	5,460,613
4,300	e	PS Business Parks, Inc	303,236
51,950	e	Public Storage, Inc	4,918,106
50,400		Regency Centers Corp	4,210,920
78,300		Simon Property Group, Inc	8,710,875
35,600		SL Green Realty Corp	4,883,608
68,000	e	Taubman Centers, Inc	3,943,320
16,000	e	U-Store-It Trust	321,920
45,300	e	Vornado Realty Trust	5,406,102

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES	108,507,755

HOTELS AND OTHER LODGING PLACES - 2.71%
26,500		Hilton Hotels Corp	952,940
9,000		Orient-Express Hotels Ltd (Class A)	538,380
25,100		Starwood Hotels & Resorts Worldwide, Inc	1,627,735

		TOTAL HOTELS AND OTHER LODGING PLACES	3,119,055

TIAA-CREF LIFE FUNDS - Real Estate Securities Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 2.28%
40,000	g,m,v	Asset Capital Corp, Inc	$312,800
57,200	*	Brookfield Properties Corp	2,305,160

		TOTAL REAL ESTATE	2,617,960

		TOTAL COMMON STOCKS (Cost $96,699,914)	114,244,770

PRINCIPAL		ISSUER

SHORT-TERM INVESTMENTS - 3.64%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 0.53%
$ 610,000		Federal Home Loan Bank, 4.900%, 04/02/07	609,751

		TOTAL U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES	609,751

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.11%
3,570,118		State Street Navigator Securities Lending Prime Portfolio	3,570,118

		TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED	3,570,118

		TOTAL SHORT-TERM INVESTMENTS (Cost $4,180,033)	4,179,869

		TOTAL PORTFOLIO - 103.07% (Cost $100,879,947)	118,424,639
		OTHER ASSETS & LIABILITIES, NET - (3.07)%	(3,532,324)

		NET ASSETS - 100.00%	$114,892,315

*	Non-income producing

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At March 31, 2007, the value of these securities amounted to $677,200 or 0.59% of net assets.

m	Indicates a security has been deemed illiquid

v	Security valued at fair value.

TIAA-CREF LIFE FUNDS - Bond Fund

TIAA-CREF LIFE FUNDS

BOND FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2007

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING+	VALUE

BONDS - 96.84%
CORPORATE BONDS - 45.21%
ASSET BACKED - 21.15%
$ 250,000		AmeriCredit Automobile Receivables Trust Series 2006-AF (Class A4)	5.640%	09/06/13	Aaa	$253,897
511,877		Bank of America Alternative Loan Trust Series 2004-7 (Class 2A1)	6.000	08/25/34	Aaa	512,117
792,717		Centex Home Equity Series 2002-A (Class AF6)	5.540	01/25/32	Aaa	789,784
400,000	i	Centex Home Equity Series 2004-C (Class AF5)	5.980	06/25/34	Aaa	401,992
500,000	i	Chase Funding Mortgage Loan Asset-Backed Certificates Series 2004-2 (Class 1B)	5.700	02/25/35	Baa2	442,484
250,000		CIT Equipment Collateral Series 2005-VT1 (Class A4)	4.360	11/20/12	Aaa	247,909
411,535	i	CIT Group Home Equity Loan Trust Series 2002-2 (Class MF2)	6.390	12/25/30	A3	407,950
500,000	i	Citicorp Mortgage Securities, Inc Series 2006-1 (Class A3)	5.706	07/25/36	Aaa	501,876
1,000,000	i	Flagstar Home Equity Loan Trust Series 2007-1A (Class AF3)	5.781	01/25/35	Aaa	1,007,072
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A3	5.590	10/25/29	Aaa	250,462
250,000		GMAC Mortgage Corporation Loan Trust 2006-HLTV A4	5.810	10/25/29	Aaa	251,156
1,000,000	d	Hertz Vehicle Financing LLC Series 2005-1A (Class A3)	5.010	02/25/11	Aaa	998,205
100,000		Hertz Vehicle Financing LLC Series 2005-1A (Class A5)	5.080	11/25/11	Aaa	99,870
500,000		Honda Auto Receivables Owner Trust Series 2007-1 (Class A4)	5.090	07/18/13	NR	501,868
1,000,000		Household Automotive Trust Series 2006-3 (Class A4)	5.340	09/17/13	Aaa	1,010,603
250,000		JPMorgan Auto Receivables Trust Series 2007-A (Class A3)	5.190	02/15/11	Aaa	250,794
181,536		Long Beach Asset Holdings Corp Series 2006-4 (Class N1)	5.877	06/25/46	NR	181,313
81,408	v	Long Beach Asset Holdings Corp Series 2006-6 (Class N1)	6.072	09/25/46	NR	61,056
245,880		Marriott Vacation Club Owner Trust Series 2006-1A (Class A)	5.737	04/20/28	Aaa	249,697
791,033		Marriott Vacation Club Owner Trust Series 2006-2A (Class A)	5.362	10/20/28	Aaa	790,343
123,273	v	New York City Tax Lien Series 2006-AA (Class A)	5.930	07/01/36	Aaa	123,775
250,000	i	Renaissance Home Equity Loan Trust Series 2006-3 (Class AF3)	5.586	11/25/36	Aaa	250,372
100,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HI1 (Class M2)	6.060	02/25/36	Aa2	100,360
250,000		Residential Funding Mortgage Securities II, Inc Series 2006-HI5 (Class A2)	5.520	04/25/21	Aaa	249,918
1,000,000	i	Residential Funding Mortgage Securities II, Inc Series 2006-HSA2 (Class AI3)	5.550	03/25/36	Aaa	1,000,948
321,509	v	Sierra Receivables Funding Co Series 2006-1A (Class A1)	5.840	05/20/18	Aaa	325,199
999,371	v	Sonic Capital LLC Series 2006-1A (Class A2)	5.096	12/20/31	Aaa	996,014
2,660,000	g,i,p	TRAINS Trust Series 10-2002	6.962	01/15/12	A3	2,810,955
400,000	v	Wachovia Amortization Controlled Heloc NIM Series 2006-N1 (Class N1)	5.683	08/12/47	A3	397,438
500,000		Wachovia Auto Loan Owner Trust Series 2006-2A (Class A3)	5.230	08/22/11	Aaa	501,272

		TOTAL ASSET BACKED				15,966,699

BUILDING MATERIALS AND GARDEN SUPPLIES - 0.13%
100,000		Home Depot, Inc	5.400	03/01/16	Aa3	97,687

		TOTAL BUILDING MATERIALS AND GARDEN SUPPLIES				97,687

CHEMICALS AND ALLIED PRODUCTS - 0.33%
150,000		Abbott Laboratories	5.600	05/15/11	A1	152,947
100,000	e	Lubrizol Corp	5.500	10/01/14	Baa3	97,934

		TOTAL CHEMICALS AND ALLIED PRODUCTS				250,881

COMMUNICATIONS - 2.17%
100,000		Alamosa Delaware, Inc	11.000	07/31/10	Baa3	106,875
150,000		Alamosa Delaware, Inc	8.500	01/31/12	Baa3	158,478
100,000	e	AT&T, Inc	6.150	09/15/34	A2	98,670
100,000	e	BellSouth Corp	6.875	10/15/31	A2	105,815
100,000		Comcast Corp	5.875	02/15/18	Baa2	100,477
100,000	e	Comcast Corp	6.500	11/15/35	Baa2	101,273
100,000		Deutsche Telekom International Finance BV	8.250	06/15/30	A3	123,860
100,000		New Cingular Wireless Services, Inc	8.750	03/01/31	Baa1	129,435

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING+	VALUE

$100,000		Sprint Capital Corp	8.750%	03/15/32	Baa3	$118,077
100,000		Sprint Nextel Corp	6.000	12/01/16	Baa3	98,306
100,000		Verizon Communications, Inc	5.500	04/01/17	A3	99,242
100,000	e	Verizon Global Funding Corp	5.850	09/15/35	A3	94,559
200,000		Viacom, Inc	5.750	04/30/11	Baa3	202,638
100,000	e	Vodafone Group plc	6.250	11/30/32	A3	98,337

		TOTAL COMMUNICATIONS				1,636,042

DEPOSITORY INSTITUTIONS - 1.84%
200,000		Bank of America NA	5.300	03/15/17	Aa1	197,496
100,000		Bank of America NA	6.000	10/15/36	Aa1	100,250
100,000		Bank One Corp	5.250	01/30/13	Aa3	99,525
100,000		FIA Card Services NA	4.625	08/03/09	Aaa	99,021
250,000		M&I Marshall & Ilsley Bank	4.400	03/15/10	Aa3	245,574
150,000		Union Bank of California NA	5.950	05/11/16	A2	153,329
100,000		US Bank NA	5.700	12/15/08	Aa2	100,860
100,000		Wachovia Bank NA	5.850	02/01/37	Aa3	97,489
100,000		Wachovia Corp	5.250	08/01/14	A1	98,652
100,000		Wells Fargo & Co	4.875	01/12/11	Aa1	99,383
100,000		Wells Fargo Bank NA	4.750	02/09/15	Aa1	95,850

		TOTAL DEPOSITORY INSTITUTIONS				1,387,429

ELECTRIC, GAS, AND SANITARY SERVICES - 1.34%
100,000		Atmos Energy Corp	4.000	10/15/09	Baa3	97,175
100,000		Centerpoint Energy, Inc	5.950	02/01/17	Ba1	100,404
100,000		Commonwealth Edison Co	3.700	02/01/08	Baa2	98,155
100,000		FirstEnergy Corp	6.450	11/15/11	Baa3	104,718
100,000		Florida Power & Light Co	4.850	02/01/13	Aa3	98,034
50,000		Northern States Power Co	6.250	06/01/36	A2	53,498
50,000		Pacific Gas & Electric Co	5.800	03/01/37	Baa1	48,403
103,000	e	Progress Energy, Inc	7.100	03/01/11	A2	109,982
100,000		Southern California Edison Co	5.350	07/15/35	A2	93,618
100,000		Texas Eastern Transmission LP	7.300	12/01/10	A3	106,629
100,000		Virginia Electric and Power Co	4.750	03/01/13	Baa1	96,917

		TOTAL ELECTRIC, GAS, AND SANITARY SERVICES				1,007,533

ELECTRONIC AND OTHER ELECTRIC EQUIPMENT - 0.13%
100,000	e	Cisco Systems, Inc	5.250	02/22/11	A1	100,538

		TOTAL ELECTRONIC AND OTHER ELECTRIC EQUIPMENT				100,538

FOOD AND KINDRED PRODUCTS - 0.34%
100,000		Bunge Ltd Finance Corp	5.100	07/15/15	Baa2	94,403
62,000		ConAgra Foods, Inc	6.750	09/15/11	Baa1	65,564
98,000	g	ConAgra Foods, Inc	5.819	06/15/17	Baa2	98,551

		TOTAL FOOD AND KINDRED PRODUCTS				258,518

GENERAL BUILDING CONTRACTORS - 0.12%
100,000	e	Centex Corp	5.250	06/15/15	Baa2	90,984

		TOTAL GENERAL BUILDING CONTRACTORS				90,984

GENERAL MERCHANDISE STORES - 0.56%
220,000		Sears Roebuck Acceptance	6.750	08/15/11	Ba2	224,668
100,000		Target Corp	5.875	07/15/16	A1	103,099
100,000		Wal-Mart Stores, Inc	4.125	02/15/11	Aa2	97,003

		TOTAL GENERAL MERCHANDISE STORES				424,770

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING+	VALUE

HEALTH SERVICES - 0.13%
$100,000		Laboratory Corp of America Holdings	5.625%	12/15/15	Baa3	$98,444

		TOTAL HEALTH SERVICES				98,444

HOLDING AND OTHER INVESTMENT OFFICES - 0.33%
50,000		BHP Billiton Finance Ltd	5.400	03/29/17	A1	49,793
100,000		iStar Financial, Inc	5.700	03/01/14	Baa2	99,458
90,000	e	Sungard Data Systems, Inc	10.250	08/15/15	Caa1	98,213

		TOTAL HOLDING AND OTHER INVESTMENT OFFICES				247,464

INSTRUMENTS AND RELATED PRODUCTS - 0.13%
100,000		Medtronic, Inc	4.750	09/15/15	A1	95,017

		TOTAL INSTRUMENTS AND RELATED PRODUCTS				95,017

INSURANCE CARRIERS - 1.63%
100,000		American International Group, Inc	5.050	10/01/15	Aa2	98,011
100,000	i	Chubb Corp	6.375	03/29/67	A3	99,977
100,000		Citigroup, Inc	5.100	09/29/11	Aa1	99,864
225,000	e	Citigroup, Inc	5.125	05/05/14	Aa1	222,499
200,000	e	Citigroup, Inc	5.850	12/11/34	Aa1	198,848
100,000	e	Metlife, Inc	5.000	06/15/15	A2	97,406
100,000	g	Principal Life Global Funding I	5.125	10/15/13	Aa2	99,736
100,000	g	Prudential Funding LLC	6.750	09/15/23	A1	106,900
100,000	e	Travelers Property Casualty Corp	6.375	03/15/33	A3	104,741
100,000		WellPoint, Inc	5.000	01/15/11	Baa1	99,400

		TOTAL INSURANCE CARRIERS				1,227,382

METAL MINING - 0.25%
100,000		Barrick Gold Finance Co	4.875	11/15/14	Baa1	95,879
100,000	g	Corp Nacional del Cobre de Chile - CODELCO	4.750	10/15/14	Aa3	95,960

		TOTAL METAL MINING				191,839

MISCELLANEOUS MANUFACTURING INDUSTRIES - 0.13%
100,000	g	Controladora Mabe S.A. C.V.	6.500	12/15/15	NR	101,700

		TOTAL MISCELLANEOUS MANUFACTURING INDUSTRIES				101,700

MOTION PICTURES - 0.40%
100,000	e	Historic TW, Inc	6.625	05/15/29	Baa2	101,309
100,000	e	News America, Inc	5.300	12/15/14	Baa2	99,279
100,000		Walt Disney Co	5.700	07/15/11	A3	102,338

		TOTAL MOTION PICTURES				302,926

NONDEPOSITORY INSTITUTIONS - 3.00%
200,000		Caterpillar Financial Services Corp	2.700	07/15/08	A2	193,687
100,000		CIT Group, Inc	5.400	02/13/12	A2	100,017
148,000	g	Ford Motor Credit Co	9.750	09/15/10	B1	155,895
100,000		Ford Motor Credit Co	9.875	08/10/11	B1	105,900
500,000		General Electric Capital Corp	6.000	06/15/12	Aaa	519,972
100,000	e	HSBC Finance Corp	5.250	01/14/11	Aa3	99,909
250,000		HSBC Finance Corp	5.700	06/01/11	Aa3	253,728
200,000		HSBC Finance Corp	5.500	01/19/16	Aa3	198,960
100,000		John Deere Capital Corp	7.000	03/15/12	A2	107,843
100,000		Landwirtschaftliche Rentenbank	5.125	02/01/17	Aaa	101,387
100,000		MBNA Corp	6.125	03/01/13	Aa1	103,757
100,000		Residential Capital LLC	6.125	11/21/08	Baa3	99,935
125,000	e	Residential Capital LLC	6.500	04/17/13	Baa3	123,682

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING+	VALUE

$100,000	e	Toyota Motor Credit Corp	2.875%	08/01/08	Aaa	$97,111

		TOTAL NONDEPOSITORY INSTITUTIONS				2,261,783

OIL AND GAS EXTRACTION - 0.76%
100,000	e	Baker Hughes, Inc	6.875	01/15/29	A2	111,704
50,000		BJ Services Co	5.750	06/01/11	Baa1	50,614
100,000		Burlington Resources Finance Co	7.200	08/15/31	A2	116,515
100,000		Canadian Natural Resources Ltd	6.250	03/15/38	Baa2	98,495
100,000	e	Petro-Canada	5.950	05/15/35	Baa2	95,639
100,000		XTO Energy, Inc	6.250	04/15/13	Baa2	103,993

		TOTAL OIL AND GAS EXTRACTION				576,960

OTHER MORTGAGE BACKED SECURITIES - 6.28%
25,000	i	Banc of America Commercial Mortgage, Inc Series 2005-6 (Class AJ)	5.182	09/10/47	Aaa	24,756
171,228		Banc of America Mortgage Securities Series 2006-1 (Class A8)	6.000	05/01/36	Aaa	171,816
90,000	i	Bear Stearns Commercial Mortgage Securities Series 2005-PW10 (Class AJ)	5.459	12/11/40	Aaa	90,758
100,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-PW11 (Class A4)	5.458	03/11/39	NR	101,334
175,000		Bear Stearns Commercial Mortgage Securities Series 2006-PW13 (Class A4)	5.540	09/11/41	NR	177,062
150,000	i	Bear Stearns Commercial Mortgage Securities Series 2006-T22 (Class A4)	5.467	04/12/38	Aaa	152,628
75,000		Bear Stearns Commercial Mortgage Securities Series 2006-T24 (Class A4)	5.537	10/12/41	Aaa	75,966
100,000		Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2006-CD3 (Class A5)	5.617	10/15/48	Aaa	101,585
255,737		Countrywide Home Loan Mortgage Pass Through Trust Series 2005-17 (Class 1A10)	5.250	09/25/35	NR	254,943
100,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C1 (Class A4)	5.555	02/15/39	NR	101,435
50,000	i	Credit Suisse Mortgage Capital Certificates Series 2006-C2 (Class A3)	5.659	03/15/39	Aaa	51,222
100,000		Credit Suisse Mortgage Capital Certificates Series 2006-C4 (Class A3)	5.467	09/15/39	Aaa	100,562
250,000		Credit Suisse Mortgage Capital Certificates Series 2006-C5 (Class A3)	5.311	12/15/39	Aaa	248,386
135,161		First Horizon Asset Securities, Inc Series 2003-9 (Class 1A4)	5.500	11/25/33	NR	135,533
50,000		GS Mortgage Securities Corp II Series 2006-GG8 (Class A4)	5.560	11/10/39	Aaa	50,695
750,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2002-C1 (Class A3)	5.376	07/12/37	Aaa	757,381
100,000		JP Morgan Chase Commercial Mortgage Securities Corp Series 2007-CB18 (Class A4)	5.440	06/12/47	Aaa	100,359
500,000	d,i	Merrill Lynch Mortgage Trust Series 2004-BPC1 (Class AJ)	4.922	10/12/41	A	485,930
55,000	i	Merrill Lynch Mortgage Trust Series 2005-LC1 (Class A4)	5.291	01/12/44	Aaa	54,764
75,000	i	Merrill Lynch Mortgage Trust Series 2006-C1 (Class A4)	5.660	05/12/39	NR	77,016
75,000	i	Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-1 (Class A4)	5.432	02/12/39	NR	75,767
200,000		Morgan Stanley Capital I Series 2005-HQ5 (Class A2)	4.809	01/14/42	NR	198,495
100,000	i	Morgan Stanley Capital I Series 2006-HQ8 (Class AJ)	5.476	03/12/44	Aaa	101,134
102,000	i	Morgan Stanley Capital I Series 2006-HQ9 (Class A4)	5.731	07/12/44	NR	104,482
50,000	i	Morgan Stanley Capital I Series 2006-IQ11 (Class AJ)	5.780	10/15/42	NR	51,159
50,000	i	Morgan Stanley Capital I Series 2006-T21 (Class AJ)	5.273	10/12/52	Aaa	49,503
100,000	i	Morgan Stanley Capital I Series 2006-T23 (Class A4)	5.810	08/12/41	NR	103,908
747,468		Wells Fargo Mortgage Backed Securities Trust Series 2005-1 (Class 2A1)	5.000	01/25/20	Aaa	741,393

		TOTAL OTHER MORTGAGE BACKED SECURITIES				4,739,972

PAPER AND ALLIED PRODUCTS - 0.25%
100,000		Bemis Co, Inc	4.875	04/01/12	Baa1	97,580
90,000		Cenveo Corp	7.875	12/01/13	B3	88,200

		TOTAL PAPER AND ALLIED PRODUCTS				185,780

PETROLEUM AND COAL PRODUCTS - 0.13%
100,000		ConocoPhillips	5.900	10/15/32	A1	101,298

		TOTAL PETROLEUM AND COAL PRODUCTS				101,298

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING+	VALUE
PIPELINES, EXCEPT NATURAL GAS - 0.26%
$100,000		Enterprise Products Operating LP	4.000%	10/15/07	Baa3	$99,271
100,000	e	TransCanada Pipelines Ltd	5.850	03/15/36	A2	97,925

		TOTAL PIPELINES, EXCEPT NATURAL GAS				197,196

PRIMARY METAL INDUSTRIES - 0.22%
164,000	g	Alcoa, Inc	5.720	02/23/19	A2	162,259

		TOTAL PRIMARY METAL INDUSTRIES				162,259

PRINTING AND PUBLISHING - 0.16%
100,000	g	Idearc, Inc	8.000	11/15/16	B2	102,875
22,000		Morris Publishing Group LLC	7.000	08/01/13	B1	21,010

		TOTAL PRINTING AND PUBLISHING				123,885

RAILROAD TRANSPORTATION - 0.19%
50,000		Canadian National Railway Co	6.200	06/01/36	A3	52,274
100,000		Norfolk Southern Corp	5.590	05/17/25	Baa1	91,759

		TOTAL RAILROAD TRANSPORTATION				144,033

SECURITY AND COMMODITY BROKERS - 1.64%
100,000		Credit Suisse USA, Inc	5.500	08/16/11	Aa3	101,293
100,000	e	Goldman Sachs Group, Inc	5.000	01/15/11	Aa3	99,366
100,000	e	Goldman Sachs Group, Inc	5.500	11/15/14	Aa3	99,721
100,000	e	Goldman Sachs Group, Inc	5.625	01/15/17	A1	99,253
100,000	e	Goldman Sachs Group, Inc	5.950	01/15/27	A1	97,123
100,000	e	Lehman Brothers Holdings, Inc	5.250	02/06/12	A1	99,799
100,000		Lehman Brothers Holdings, Inc	5.750	01/03/17	A2	100,180
100,000		Merrill Lynch & Co, Inc	6.220	09/15/26	A1	100,089
100,000	e	Merrill Lynch & Co, Inc	6.110	01/29/37	A1	97,164
100,000		Morgan Stanley	5.750	10/18/16	Aa3	100,549
250,000	e	Morgan Stanley	5.450	01/09/17	Aa3	245,815

		TOTAL SECURITY AND COMMODITY BROKERS				1,240,352

TRANSPORTATION BY AIR - 0.07%
50,000		FedEx Corp	5.500	08/15/09	Baa2	50,226

		TOTAL TRANSPORTATION BY AIR				50,226

TRANSPORTATION EQUIPMENT - 0.74%
100,000	g	BAE Systems Holdings, Inc	6.400	12/15/11	Baa2	104,638
100,000		Boeing Co	6.125	02/15/33	A2	106,954
100,000		General Dynamics Corp	3.000	05/15/08	A2	97,701
200,000		Honeywell International, Inc	5.700	03/15/37	A2	194,356
50,000		United Technologies Corp	6.050	06/01/36	A2	51,092

		TOTAL TRANSPORTATION EQUIPMENT				554,741

WHOLESALE TRADE-DURABLE GOODS - 0.14%
100,000		Vale Overseas Ltd	6.875	11/21/36	Baa3	103,260

		TOTAL WHOLESALE TRADE-DURABLE GOODS				103,260

WHOLESALE TRADE-NONDURABLE GOODS - 0.26%
100,000		Procter & Gamble Co	4.950	08/15/14	Aa3	98,154
100,000		Procter & Gamble Co	5.550	03/05/37	Aa3	97,822

		TOTAL WHOLESALE TRADE-NONDURABLE GOODS				195,976

		TOTAL CORPORATE BONDS (Cost $34,413,692)				34,123,574

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	RATING+	VALUE

GOVERNMENT BONDS - 51.63%
AGENCY SECURITIES - 8.58%
$ 479,509		Cal Dive I- Title XI, Inc	4.930%	02/01/27	NR	$463,988
550,000		Federal Farm Credit Bank (FFCB)	3.375	07/15/08	Aaa	539,144
550,000		FFCB	4.125	04/15/09	Aaa	542,486
100,000		FFCB	5.375	07/18/11	Aaa	102,112
200,000		Federal Home Loan Mortgage Corp (FHLMC)	5.750	06/27/16	Aa2	208,576
1,500,000		FHLMC	5.125	10/18/16	Aaa	1,513,286
750,000		Federal National Mortgage Association (FNMA)	5.000	09/15/08	Aaa	750,559
200,000		FNMA	4.125	01/30/12	Aaa	192,679
1,000,000		FNMA	5.250	08/01/12	Aa2	1,011,841
340,000		FNMA	6.210	08/06/38	Aaa	388,556
200,000		Private Export Funding Corp	4.550	05/15/15	Aaa	194,638
175,000		Private Export Funding Corp	5.000	12/15/16	Aaa	174,736
406,250		Totem Ocean Trailer Express, Inc	4.514	12/18/19	NR	395,168

		TOTAL AGENCY SECURITIES				6,477,769

FOREIGN GOVERNMENT BONDS - 4.24%
250,000	e	Canada Mortgage & Housing Corp	4.800	10/01/10	Aaa	249,568
100,000	e	China Development Bank	5.000	10/15/15	A2	97,997
100,000		Development Bank of Japan	4.250	06/09/15	Aaa	94,452
100,000		Eksportfinans A/S	5.000	02/14/12	Aaa	100,614
100,000		European Investment Bank	4.875	02/15/36	Aaa	94,137
250,000	g	Federal Republic of Germany	3.875	06/01/10	Aaa	244,293
100,000	e	Israel Government International Bond	5.500	11/09/16	A2	100,184
100,000		Landwirtschaftliche Rentenbank	5.250	07/15/11	Aaa	101,529
100,000		Mexico Government International Bond	6.750	09/27/34	Baa1	109,005
100,000	e	Philippine Government International Bond	6.375	01/15/32	B1	97,125
1,000,000		Province of Manitoba Canada	4.450	04/12/10	Aa1	988,518
100,000	e	Province of Ontario	4.750	01/19/16	Aa1	97,923
100,000		Province of Quebec Canada	5.125	11/14/16	Aa2	100,000
500,000		Province of Saskatchewan Canada	8.000	02/01/13	Aa1	574,647
150,000		Svensk Exportkredit AB	5.125	03/01/17	Aa1	150,349

		TOTAL FOREIGN GOVERNMENT BONDS				3,200,341

MORTGAGE BACKED SECURITIES - 29.59%
161,433	h,i	Federal Home Loan Mortgage Corp (FHLMC)	5.092	02/01/36		161,391
140,842	i	FHLMC	5.001	09/01/36		140,283
400,000	i	FHLMC	5.810	03/01/37		404,345
454,444		Federal Home Loan Mortgage Corp Gold (FGLMC)	5.000	02/01/19		448,862
338,464		FGLMC	4.500	07/01/20		327,729
278,914		FGLMC	5.500	08/01/21		279,503
466,124		FGLMC	5.000	07/01/33		451,666
343,064		FGLMC	5.000	11/01/33		332,423
625,000	d	FGLMC	6.000	11/01/33		632,878
391,654		FGLMC	5.500	03/01/36		385,893
94,189		FGLMC	6.500	05/01/36		96,056
100,318		FGLMC	6.500	12/01/36		101,833
427,228		Federal National Mortgage Association (FNMA)	6.366	12/01/08		425,954
38,824		FNMA	5.000	06/01/13		38,737
1,866,720		FNMA	4.551	01/01/15		1,816,606
326,989		FNMA	6.000	02/01/18		332,549
157,204		FNMA	5.500	04/01/18		157,921
106,238		FNMA	5.500	05/01/18		106,723
150,000		FNMA	4.000	02/25/19		136,507
188,037		FNMA	4.500	03/01/19		182,289
405,639		FNMA	5.500	07/01/20		407,180
302,101		FNMA	4.500	12/01/20		292,491
276,988		FNMA	5.500	02/01/24		276,214
644,022		FNMA	5.500	07/01/24		641,840
23,455		FNMA	5.500	09/01/24		23,376
982,783		FNMA	5.500	07/01/33		974,731

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$ 634,892		FNMA	5.500%	07/01/33	$629,690
262,320		FNMA	5.500	07/01/33	260,171
369,978		FNMA	4.500	08/01/33	348,653
460,960		FNMA	4.500	09/01/33	434,439
733,416		FNMA	6.000	10/01/33	742,174
332,982		FNMA	5.000	11/01/33	322,560
1,677,149		FNMA	5.500	11/01/33	1,663,407
734,400	d	FNMA	5.000	03/01/34	711,415
1,317,815	d	FNMA	5.000	03/01/34	1,276,570
199,810		FNMA	5.500	04/01/34	198,058
300,111		FNMA	5.000	08/01/34	290,475
94,469		FNMA	6.500	02/01/35	96,836
1,380,102		FNMA	5.000	02/25/35	1,365,941
345,821		FNMA	5.500	04/01/35	342,788
70,272		FNMA	7.500	06/01/35	72,856
151,233		FNMA	5.500	07/01/35	149,806
64,738		FNMA	7.500	07/01/35	67,118
501,855		FNMA	5.500	09/01/35	497,743
112,047		FNMA	6.500	01/01/36	114,373
140,045		FNMA	7.000	01/01/36	143,684
263,508		FNMA	6.500	04/01/36	268,812
224,977		FNMA	6.500	04/01/36	229,506
373,050		FNMA	6.000	06/01/36	375,823
464,732	i	FNMA	5.969	07/01/36	471,184
295,415		FNMA	6.000	10/01/36	297,611
109,953		FNMA	5.500	12/01/36	108,336
149,979		FNMA	6.500	12/01/36	152,291
99,922		FNMA	7.000	02/01/37	103,068
150,000	h	FNMA	7.000	04/01/37	154,722
447,935		Government National Mortgage Association (GNMA)	5.500	07/20/33	445,369
91,298		GNMA	5.000	03/15/34	88,934
343,763		GNMA	5.000	06/15/34	334,860

		TOTAL MORTGAGE BACKED SECURITIES			22,335,253

U.S. TREASURY SECURITIES - 9.22%
2,453,000		United States Treasury Bond	4.625	02/15/17	2,449,173
300,000	d	United States Treasury Bond	5.250	02/15/29	313,503
5,000		United States Treasury Bond	4.500	02/15/36	4,721
1,399,000		United States Treasury Bond	4.750	02/15/37	1,378,672
750,000		United States Treasury Note	4.875	04/30/08	749,978
500,000		United States Treasury Note	2.625	05/15/08	488,015
500,000		United States Treasury Note	4.625	09/30/08	499,220
500,000		United States Treasury Note	4.625	02/29/12	501,960

TIAA-CREF LIFE FUNDS - Bond Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

$600,000		United States Treasury Note	3.625%	05/15/13	$570,702

		TOTAL U.S. TREASURY SECURITIES			6,955,944

		TOTAL GOVERNMENT BONDS (Cost $39,398,739)			38,969,307

		TOTAL BONDS (Cost $73,812,431)			73,092,881

SHARES		COMPANY

PREFERRED STOCKS - 0.14%
DEPOSITORY INSTITUTIONS - 0.14%
4,000	e	Bank of America Corp			105,000

		TOTAL DEPOSITORY INSTITUTIONS			105,000

		TOTAL PREFERRED STOCKS (Cost $100,000)			105,000

PRINCIPAL		ISSUER
SHORT-TERM INVESTMENTS - 7.55%
U.S. GOVERNMENT AND AGENCIES DISCOUNT NOTES - 2.93%
$2,210,000		Federal Home Loan Bank	4.900	04/02/07	2,209,098

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.62%
3,489,327		State Street Navigator Securities Lending Prime Portfolio			3,489,327

		TOTAL SHORT-TERM INVESTMENTS (Cost $5,699,020)			5,698,425

		TOTAL PORTFOLIO - 104.53% (Cost $79,611,451)			78,896,306
		OTHER ASSETS & LIABILITIES, NET - (4.53)%			(3,415,867)

		NET ASSETS - 100.00%			$75,480,439

+	As provided by Moody’s Investors Service (unaudited).

d	All or a portion of these securities have been segregated by the custodian to cover securities purchased on a delayed delivery basis.

e	All or a portion of these securities are out on loan.

g	Security is exempt from registration under Rule 144 (A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers.

At March 31, 2007, the value of these securities amounted to $4,083,762 or 5.41% of net assets.

h	These securities were purchased on a delayed delivery basis.

i	Floating rate or variable rate securities reflects the rate at March 31, 2007.

p	”TRAINS” are a service mark of Lehman Brothers, Inc.

v	Security valued at fair value.

ABBREVIATION:

NR - Not Rated

TIAA-CREF LIFE FUNDS - Money Market Fund

TIAA-CREF LIFE FUNDS

MONEY MARKET FUND

STATEMENT OF INVESTMENTS (unaudited)

March 31, 2007

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 100.38%
CERTIFICATES OF DEPOSIT - 3.13%
$1,000,000		Abbey National plc	5.310%	06/06/07	$1,000,018
1,000,000		Banco Bilbao Vizcaya, S.A.	5.315	05/08/07	1,000,005

		TOTAL CERTIFICATES OF DEPOSIT			2,000,023

COMMERCIAL PAPER - 89.99%
600,000		Abbey National North America LLC	5.240	04/02/07	599,913
750,000	c	Abbott Laboratories, Inc	5.230	04/10/07	749,019
500,000	c	Abbott Laboratories, Inc	5.235	04/17/07	498,839
870,000	c	Alcon Capital Corp	5.215	05/16/07	864,329
800,000		American Honda Finance Corp	5.230	04/04/07	799,651
1,000,000		American Honda Finance Corp	5.230	04/26/07	996,368
1,060,000		Barclays U.S. Funding Corp	5.230	05/14/07	1,053,385
500,000		Barclays U.S. Funding Corp	5.235	06/25/07	493,820
635,000	c	Beta Finance, Inc	5.245	05/18/07	630,652
1,000,000	c	BMW US Capital Corp	5.215	05/14/07	993,853
737,000	c	BMW US Capital Corp	5.215	05/17/07	732,089
1,000,000	c	CC (USA), Inc	5.245	05/16/07	993,516
700,000		Citicorp	5.280	04/03/07	699,796
500,000		Citigroup Funding, Inc	5.220	05/08/07	497,318
600,000		Citigroup Funding, Inc	5.230	05/17/07	595,990
1,000,000	c	Colgate-Palmolive Co	5.230	04/13/07	998,257
1,000,000	c	Corporate Asset Funding Corp, Inc	5.260	04/30/07	995,763
500,000	c	Corporate Asset Funding Corp, Inc	5.260	05/07/07	497,370
1,000,000	c	Danske Corp	5.160	08/01/07	982,513
1,060,000	c	Dorada Finance, Inc	5.245	05/09/07	1,054,131
600,000	c	Dorada Finance, Inc	5.240	06/21/07	592,926
1,000,000		Dresdner US Finance, Inc	5.215	06/21/07	988,266
1,800,000	c	Edison Asset Securitization LLC	5.240	06/01/07	1,784,018
815,000	c	Fairway Finance Corp	5.245	04/13/07	813,572
270,000	c	Fairway Finance Corp	5.260	04/18/07	269,331
500,000		General Electric Capital Corp	5.230	04/18/07	498,765
777,000		Goldman Sachs Group LP	5.260	05/23/07	771,097
500,000	c	Govco, Inc	5.240	04/17/07	498,836
300,000	c	Govco, Inc	5.250	04/30/07	298,731
1,005,000	c	Govco, Inc	5.240	05/21/07	997,686
365,000		Greenwich Capital Holdings, Inc	5.225	06/15/07	361,027
860,000		Greenwich Capital Holdings, Inc	5.180	06/26/07	849,358
550,000		Greenwich Capital Holdings, Inc	5.210	07/26/07	540,784
730,000	c	Greyhawk Funding LLC	5.260	04/05/07	729,573
265,000	c	Harley-Davidson Funding Corp	5.220	04/10/07	264,654
500,000	c	Harley-Davidson Funding Corp	5.215	05/21/07	496,378
795,000	c	Harley-Davidson Funding Corp	5.220	06/05/07	787,507
1,000,000	c	Harrier Finance Funding LLC	5.205	04/03/07	999,713
500,000	c	Harrier Finance Funding LLC	5.205	07/17/07	492,265

TIAA-CREF LIFE FUNDS - Money Market Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE
$ 400,000	c	Johnson & Johnson, Inc	5.200%	06/11/07	$395,898
800,000		JPMorgan Chase & Co	5.240	04/24/07	797,327
384,000	c	Kitty Hawk Funding Corp	5.240	04/27/07	382,547
1,405,000	c	Kitty Hawk Funding Corp	5.230	06/29/07	1,386,834
1,000,000	c	Links Finance LLC	5.220	06/07/07	990,285
500,000	c	Links Finance LLC	5.190	08/28/07	489,318
500,000		Morgan Stanley Dean Witter	5.230	05/11/07	497,094
765,000	c	Nestle Capital Corp	5.200	05/24/07	759,143
450,000		Paccar Financial Corp	5.230	04/11/07	449,348
1,349,000		Paccar Financial Corp	5.220	05/31/07	1,337,297
835,000	c	Park Avenue Receivables Corp	5.250	04/10/07	833,894
400,000	c	Park Avenue Receivables Corp	5.240	04/27/07	398,486
345,000	c	Park Avenue Receivables Corp	5.260	05/11/07	342,984
500,000		PNC Bank	5.135	09/27/07	487,234
1,285,000	c	Private Export Funding Corp	5.215	06/20/07	1,270,108
1,515,000	c	Procter & Gamble International S.C.A.	5.230	05/10/07	1,506,421
1,000,000	c	Ranger Funding Co LLC	5.250	04/19/07	997,375
800,000	c	Ranger Funding Co LLC	5.260	04/23/07	797,428
1,453,000	c	Scaldis Capital LLC	5.200	04/16/07	1,449,828
347,000	c	Scaldis Capital LLC	5.215	06/05/07	343,733
880,000	c	Sheffield Receivables Corp	5.240	04/20/07	877,566
350,000	c	Sheffield Receivables Corp	5.260	05/25/07	347,239
600,000	c	Sigma Finance, Inc	5.240	05/16/07	596,070
1,095,000	c	Sigma Finance, Inc	5.230	06/07/07	1,084,342
675,000		Societe Generale North America, Inc	5.230	04/04/07	674,706
545,000		Societe Generale North America, Inc	5.230	05/04/07	542,387
300,000		Societe Generale North America, Inc	5.210	06/20/07	296,527
1,205,000		Swedish Export Credit Corp	5.230	04/12/07	1,203,078
1,630,000	c	Toronto-Dominion Holdings USA, Inc	5.220	08/07/07	1,599,747
400,000		Toyota Motor Credit Corp	5.235	04/24/07	398,662
605,000		Toyota Motor Credit Corp	5.230	05/07/07	601,836
365,000		Toyota Motor Credit Corp	5.220	05/22/07	362,301
345,000		Toyota Motor Credit Corp	5.195	07/05/07	340,270
646,000		UBS Finance, (Delaware), Inc	5.230	04/02/07	645,906
417,000		UBS Finance, (Delaware), Inc	5.240	04/24/07	415,604
700,000		UBS Finance, (Delaware), Inc	5.220	06/12/07	692,692
985,000	c	Wal-Mart Stores, Inc	5.180	07/31/07	967,851
1,235,000	c	Yorktown Capital LLC	5.250	04/25/07	1,230,669

		TOTAL COMMERCIAL PAPER			57,551,094

U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES - 3.82%
162,000		Federal Farm Credit Bank (FFCB)	5.100	08/03/07	159,154
125,000		Federal Home Loan Bank (FHLB)	5.150	08/10/07	122,657
130,000		Federal Home Loan Mortgage Corp (FHLMC)	5.170	04/03/07	129,963
830,000		FHLMC	5.100	04/09/07	829,059
113,000		FHLMC	5.120	08/23/07	110,686
110,000		Federal National Mortgage Association (FNMA)	5.140	05/02/07	109,513
26,000		FNMA	5.150	05/16/07	25,832
320,000		FNMA	5.120	06/25/07	316,132
649,000		FNMA	5.160	07/27/07	638,116

		TOTAL U.S GOVERNMENT AND AGENCIES DISCOUNT NOTES			2,441,112

VARIABLE NOTES - 3.44%
1,200,000	i	PNC Bank NA	5.265	01/02/08	1,199,773
1,000,000	i	US Bank NA	5.290	11/30/07	1,000,030

		TOTAL VARIABLE NOTES			2,199,803

TIAA-CREF LIFE FUNDS - Money Market Fund

ISSUER	VALUE

TOTAL SHORT-TERM INVESTMENTS - 100.38% (Cost $64,192,032)	$64,192,032

TOTAL PORTFOLIO (Cost $64,192,032)	64,192,032
OTHER ASSETS & LIABILITIES, NET - (0.38)%	(239,846)

NET ASSETS - 100.00%	$63,952,186

c	Commercial Paper issued under the Private Placement exemption under Section 4(2) of the Securities Act of 1933, as amended.

i	Floating rate or variable rate securities reflects the rate at March 31, 2007.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days from the date hereof under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this quarterly reporting period.

(b) There were no changes in the Registrant’s internal controls over financial reporting that occurred during the Registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF LIFE FUNDS

Date: May 24, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Date: May 24, 2007	By:	/s/ Scott C. Evans
Scott C. Evans
Principal Executive Officer and President
(principal executive officer)

Date: May 24, 2007	By:	/s/ Phillip G. Goff
Phillip G. Goff
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT LIST

Item 3. Exhibits.

3(a) Section 302 certification of the principal executive officer

3(b) Section 302 certification of the principal financial officer